     As filed with the Securities and Exchange Commission on August 22, 2003

                   Registration Nos. 33-56658 and 811-04846

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No. __                                      / /
         Post-Effective Amendment No. 22                                     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 35                                                    /X/

                        (Check appropriate box or boxes)

         Separate Account I of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                             G. Stephen Wastek, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

        / / immediately upon filing pursuant to paragraph (b) of Rule 485

        / / on May 1, 2003 pursuant to paragraph (b) of Rule 485

        /X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

        / / on (date) pursuant to paragraph (a)(1) of Rule 485

        / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485

        / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    THIS FILING IS NOT INTENDED TO SUPERSEDE THE PROSPECTUS AND STATEMENT OF
      ADDITIONAL INFORMATION FOR THE GRANDMASTER FLEXIBLE PREMIUM VARIABLE
         ANNUITY OR IQ SMART ANNUITY OFFERED BY NATIONAL INTEGRITY LIFE
      INSURANCE COMPANY, CONTAINED IN REGISTRATION STATEMENT NOS. 33-56654
       (POST-EFFECTIVE NUMBER 21) AND 811-4844 (POST-EFFECTIVE NUMBER 34),
                            FILED ON APRIL 30, 2003.

PROSPECTUS


                                   IQ ADVISOR

                        FLEXIBLE PREMIUM VARIABLE ANNUITY
               issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered to individuals and to groups by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S). The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended (THE
CODE). You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options, and to Fixed Accounts. Together, the Variable Account Options and Fixed Accounts are referred to as INVESTMENT OPTIONS. There is no sales load on the contract.


Your contributions to the Variable Account Options of Separate Account I are invested in shares of the Portfolios of the following mutual funds:


FIDELITY VIP FUNDS
Fidelity VIP Asset Manager
Fidelity VIP Asset Manager: Growth
Fidelity VIP Balanced
Fidelity VIP Contrafund
Fidelity VIP Equity-Income
Fidelity VIP Growth
Fidelity VIP Growth & Income
Fidelity VIP Growth Opportunities
Fidelity VIP High Income
Fidelity VIP Index 500
Fidelity VIP Investment Grade Bond
Fidelity VIP Mid-Cap

Fidelity VIP Overseas

FRANKLIN TEMPLETON VIP TRUST
Franklin Growth and Income Securities
Franklin Income Securities
Franklin Large Cap Growth Securities
Mutual Shares Securities
Templeton Foreign Securities
Templeton Growth Securities

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond
J.P. Morgan International Opportunities
J.P. Morgan Mid Cap Value


SCUDDER VIT FUNDS
Scudder EAFE Equity Index Fund
Scudder Equity 500 Index Fund
Scudder Small Cap Index Fund

MFS FUNDS
MFS Capital Opportunities
MFS Emerging Growth
MFS Investors Growth Stock
MFS Investors Trust
MFS Mid Cap Growth
MFS New Discovery
MFS Research
MFS Total Return

PUTNAM FUNDS
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston

Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT New Opportunities Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Balanced Fund
Touchstone Baron Small Cap Fund
Touchstone Core Bond Fund
Touchstone Emerging Growth Fund
Touchstone Enhanced 30 Fund
Touchstone Growth & Income Fund
Touchstone High Yield Fund
Touchstone Large Cap Growth Fund
Touchstone Money Market
Touchstone Third Avenue Value Fund
Touchstone Value Plus Fund

VAN KAMPEN PORTFOLIOS
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen UIF Emerging Markets Debt
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF U.S. Real Estate

We also offer Quarterly Rate Option (QRO) and two Systematic Transfer Options
(STOs), together referred to as FIXED ACCOUNTS. Your allocation to the QRO earns a fixed interest rate that we declare on a calendar quarter basis. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be maid monthly. Transfers from the twelve-month STO may be done on a monthly or quarterly basis.


This prospectus contains information about the contract that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference.




For further information and assistance, contact our Administrative Office at National Integrity Life Insurance Company, 15 Mathews Street, Suite 200, Goshen, New York, 10924. You may also call us at 1-800-433-1778.


A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated November 1, 2003 has been filed with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix E.


THE SEC HASN'T APPROVED OR DISAPPROVED THE CONTRACT OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


You can review and copy information about IQ Advisor at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about IQ Advisor on the SEC's internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.


THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


The date of this prospectus is November 1, 2003.

                                TABLE OF CONTENTS


PART 1-SUMMARY                                                         PAGE
Your Variable Annuity Contract                                          6
Your Benefits                                                           6
How Your Contract is Taxed                                              6
Your Contributions                                                      6
Your Investment Options                                                 6
Account Value and Cash Value                                            6
Transfers                                                               7
Charges and Fees                                                        7
Withdrawals                                                             7
Added Value Option                                                      7
Your Initial Right to Revoke (Free Look Period)                         7
Risk/Return Summary, Investments and Risks                              7
Table of Annual Fees and Expenses                                       8
Examples                                                                9

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

National Integrity Life Insurance Company                              10
The Separate Account and the Variable Account Options                  10
Assets of Our Separate Account                                         10
Changes In How We Operate                                              10

PART 3 - YOUR INVESTMENT OPTIONS

Investment Options                                                     11
Fixed Accounts                                                         20
      Quarterly Rate Options                                           20
      Systematic Transfer Option                                       20

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                               21
Annual Administrative Charge                                           21
Reduction or Elimination of Separate Account or Administrative Charges 21
Portfolio Charges                                                      21
State Premium Tax Deduction                                            21
Separate Account or Administrative Charges                             21
Transfer Charge                                                        21
Tax Reserve                                                            21

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                      21
Your Account Value                                                     22
Units in Our Separate Account                                          22
How We Determine Unit Value                                            22
Transfers                                                              23
Excessive Trading                                                      23
Specific Notice Market Timing                                          24
Withdrawals                                                            24
Assignments                                                            24
Standard Death Benefit                                                 25
Annuity Benefits                                                       25

Annuities                                                              25
Annuity Payments                                                       26
Timing of Payment                                                      26
How You Make Requests and Give Instructions                            26

PART 6 - OPTIONAL CONTRACT FEATURES

Optional Death Benefit                                                 26

PART 7 - VOTING RIGHTS

Voting Rights                                                          27
How We Determine Your Voting Shares                                    27
How Portfolio Shares Are Voted                                         27
Separate Account Voting Rights                                         27

PART 8 - TAX ASPECTS OF THE CONTRACT

Introduction                                                           28
Your Contract is an Annuity                                            28
Taxation of Annuities Generally                                        28
Distribution-at-Death Rules                                            29
Spousal Continuation                                                   30
Diversification Standards                                              30
Tax-Favored Retirement Programs                                        30
Inherited IRAs                                                         30
Annuities in Qualified Plans                                           30
Federal and State Income Tax Withholding                               31
Impact of Taxes to National Integrity                                  31
Transfers Among Investment Options                                     31

PART 9 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                 31
Income Plus Withdrawal Program                                         31
Dollar Cost Averaging                                                  32
Systematic Transfer Program                                            32
Customized Asset Rebalancing                                           32
Legal Proceedings                                                      33
SAI Table of Contents                                                  33

APPENDIX A - Condensed Financial Information                           34

GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.


ANNUITANT - the person upon whose life an Annuity Benefit and death benefit are based.


BUSINESS DAY - any day that the New York Stock Exchange is open.


CASH VALUE - your Account Value.

FIXED ACCOUNTS - Quarterly Rate Option and the Systematic Transfer Option.

GAIN - Account Value less Net Premiums.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare quarterly for the QRO and STO Accounts. For the QRO, such rate shall remain in effect until the next calendar quarter, at which time we may declare a new rate. For the STO Accounts, such rate shall remain in effect for the STO period selected. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.


INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.



MINIMUM INTEREST RATE - the minimum interest rate, declared in the contract, which we will credit your Fixed Accounts.

NET PREMIUMS - Total Customer Contributions less any withdrawals or loans.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

RETIREMENT DATE - All Annuity Benefits under your contract are calculated as of your Retirement Date. The required Retirement Date is specified in the contract.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within either six months or one year of your STO contribution.

TOTAL CUSTOMER CONTRIBUTIONS - The sum of all premiums contributed by the policyholder.


UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.


VARIABLE ACCOUNT OPTIONS - the various Investment Options available to you under the contract, other than the Fixed Accounts.

PART 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our" and "us" mean National Integrity Life Insurance Company (NATIONAL INTEGRITY). The terms "you" and "your" mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all of the rights under the contract until annuity payments begin. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The death of the first joint owner will determine the timing of distributions.


You can invest for retirement by buying the IQ Advisor if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.


YOUR BENEFITS

Your contract has an Account Value, an annuity benefit, and a death benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS


The minimum initial contribution is $10,000. The minimum initial contribution for qualified retirement plans is $2,000. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller additional contributions. See "Contributions Under Your Contract" in Part 5.


YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and the Fixed Accounts are together referred to as the INVESTMENT OPTIONS. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of investment portfolios of mutual funds. Each investment portfolio is referred to as a PORTFOLIO. The investment goal of each Variable Account Option and its corresponding Portfolio is the same. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a growth Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.


ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the value of your Fixed Accounts added to the value of your Variable Account Options. If the ACCOUNT VALUE goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the CASH VALUE. We will notify the owner and will give at least sixty (60) days in which to make additional contributions.

TRANSFERS


You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply. See "Transfers" in Part 5. Any transfer must be at least $250. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) to transfer your STO contributions. All of these programs are discussed in Part 9. If you make more than fifteen transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer after the fifteen twelve.


CHARGES AND FEES


A daily charge equal to an annual fee of 0.60% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. Should you select the Optional Death Benefit, this fee will be increased to 0.80%. The charges will never be greater than these amounts. For more information about these charges, see the "Table of Fees and Expenses."


WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $300.




YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)


You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution. If the law requires, upon cancellation, we'll return all of your contributions without any adjustment. Please see Section 4, "Deductions and Charges" for more detailed information.


RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS


The investment goals of the IQ Advisor are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.


RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of the corresponding Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Cash Value between Investment Options. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


     Sales Load on Purchases                                                     $   0
     Transfer Charge (assessed after 15 transfers in one contract year)(1)       $  20


The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Variable Account Option Operating Expenses.




ANNUAL ADMINISTRATIVE CHARGE


     Annual Administrative Charge                                                $   0



Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)



     Mortality, Expense Risk and Administrative Fees                              0.60%
     Mortality, Expense Risk and Administrative Fees with Optional Death Benefit  0.80%



The next item shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. More detail concerning each of the Variable Account Option's fees and expenses is contained in the prospectus for each Variable Account Option.


TOTAL ANNUAL VARIABLE ACCOUNT OPTION OPERATING EXPENSES


The range of expenses that are deducted from the Variable Account Option's assets, including management fees, distribution or 12b-1 fees and other expenses is:


Minimum: 0.54%            Maximum: 2.69%


(1) After the first fifteen transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" for more detail.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, Variable Account Option fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Variable Account Options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:


1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
----------------------------------------------------------------------------------------------------
$ 357.62                        $ 1,087.25                   $ 1,836.49                   $ 3,798.94


If you annuitize at the end of the applicable time period:


1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
----------------------------------------------------------------------------------------------------
$ 357.62                        $ 1,087.25                   $ 1,836.49                   $ 3,798.94


If you do not surrender the contract:


1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
----------------------------------------------------------------------------------------------------
$ 357.62                        $ 1,087.25                   $ 1,836.49                   $ 3,798.94

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

NATIONAL INTEGRITY LIFE INSURANCE COMPANY


National Integrity is a stock life insurance company organized under the laws of New York. Our principal executive office is in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 4 states. We sell single and flexible premium annuity contracts with underlying Investment Options, fixed single premium annuities, and flexible premium annuities offering both traditional fixed guaranteed interest rates and fixed equity indexed options. National Integrity is an indirect wholly owned subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.


THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of New York. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these variable contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.


Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.


CHANGES IN HOW WE OPERATE


We can change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 ("1940 ACT") or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:


 - add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
 -  register or end the registration of the Separate Account under the 1940 Act;
 - operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940
    Act);
 - restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
 - cause one or more Option(s) to invest in a mutual fund other than or in addition to the Portfolios;
 - operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-433-1778.

FIDELITY VIP FUNDS

THE PORTFOLIOS' INVESTMENT ADVISER. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio. Deutsche Asset Management, Inc. is the VIP Index 500 Portfolio's sub-adviser.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER PORTFOLIO

VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO


VIP Asset Manager: Growth Portfolio is an asset allocation fund that seeks to maximize total return over the long term through investments in stocks, bonds, and short-term money market instruments. The Portfolio has a neutral mix, which represents the way the Portfolio's investments will generally be allocated over the long term. The range and approximate neutral mix for each asset class are shown below:


                                                  RANGE      NEUTRAL MIX
                                                  ------     -----------
           Stock Class                            50-100%       70%
           Bond Class                               0-50%       25%
           Short-Term/Money Market Class            0-50%        5%

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks both income and growth of capital by investing approximately 65% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP INDEX 500 PORTFOLIO

VIP Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

FIDELITY VIP MID-CAP PORTFOLIO

FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

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FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds in which the portfolios invest.

FRANKLIN INCOME SECURITIES PORTFOLIO


The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Portfolio invests corporate and government bonds and in equity securities that have attractive dividend yields.


FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO


The Franklin Growth and Income Securities Portfolio seeks capital appreciation with a secondary goal to provide current income. Under normal market conditions, the Portfolio will invest in a broadly diversified portfolio of equity securities that the portfolio's manager considers to be financially strong, but undervalued by the market.


FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO


The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. Under normal market conditions, the portfolio will invest at least 80% of its net assets in investments of large capitalization companies. For this Portfolio, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.


MUTUAL SHARES SECURITIES PORTFOLIO


The Mutual Shares Securities Portfolio seeks capital appreciation with a secondary goal of income. Under normal market conditions, the Portfolio will invest mainly in U.S. equity securities that the manager believes are available at market prices less than their intrinsic value on certain recognized objective criteria, including undervalued stocks, restructuring companies and distressed companies.


TEMPLETON FOREIGN SECURITIES PORTFOLIO


The Templeton Foreign Securities Portfolio seeks long-term capital growth. Under normal market conditions, the Portfolio will invest at least 80% of its net assets in investments, primarily equity securities, of issuers located outside the U.S., including those in emerging markets.


TEMPLETON GROWTH SECURITIES PORTFOLIO


The Templeton Growth Securities Portfolio seeks long-term capital growth. Under normal market conditions, the Portfolio will invest mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.


J.P. MORGAN SERIES TRUST II


Each Portfolio of the J.P. Morgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment adviser to the J.P. Morgan Series Trust II.


INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE

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PROSPECTUS FOR J.P. MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

J.P. MORGAN BOND PORTFOLIO

J.P. Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

J.P. MORGAN MID CAP VALUE PORTFOLIO

J.P. Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest 80% of its total assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion that the advisor believes are undervalued.

MFS FUNDS


Each Portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.


INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

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MFS INVESTORS TRUST PORTFOLIO


MFS Investors Trust Portfolio seeks mainly to provide long-term growth of capital, with a secondary objective of current income, by normally investing at least 65% of its net assets in common stocks and related securities. While the Portfolio may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.


MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its net assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS RESEARCH PORTFOLIO

The MFS Research Portfolio seeks to provide long-term growth of capital and future income. The Portfolio invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts. The Portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The Portfolio may invest in companies of any size. The investments may include securities traded on securities exchanges or in the over-the-counter markets. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

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PUTNAM FUNDS


Each fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.


INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.




PUTNAM VT DISCOVERY GROWTH FUND

The fund seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase. The fund invests in companies of all sizes.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund invests mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate to long-term maturities. Under normal market conditions, the fund invests at least 25% of the fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The fund seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both. Value stocks are those stocks Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. It invests mainly in large companies.

PUTNAM VT INTERNATIONAL EQUITY FUND

The fund seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. The fund may also consider other factors it believe will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in developing (also know as emerging) markets.

PUTNAM VT NEW OPPORTUNITIES FUND

The fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.

PUTNAM VT SMALL CAP VALUE FUND

The fund seeks capital appreciation. The fund seeks its goal by investing in at least 80% of its assets in small companies of a size similar to those in the Russell 2000 Index, an index that measures the performance of small companies. Value stocks are those that Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change.

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PUTNAM VT VOYAGER FUND

The fund seeks capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

TOUCHSTONE VARIABLE SERIES TRUST

Each portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each fund. OpCap Advisors is the sub-advisor for the Balanced Fund. BAMCO, Inc a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Core Bond, High Yield, Money Market and Value Plus. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. Harris Bretall Sullivan and Smith LLC is the sub-adviser for the Large Cap Growth Fund. Third Avenue Management, LLC is the sub-adviser for the Third Avenue Value Fund.

TOUCHSTONE BALANCED FUND


Touchstone Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The Portfolio manager will focus on

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higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BARON SMALL CAP FUND

Touchstone Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of total assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE CORE BOND FUND


Touchstone Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of total assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.


TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase the value of fund shares. The Fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests the common stock of small to mid-size rapidly growing U.S. companies. The Fund is sub-advised by tow separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks that may affect earnings and stock prices. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE ENHANCED 30 FUND

Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that compromise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The Fund's portfolio will at all times consist of 30 stocks and up to one-third of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

TOUCHSTONE GROWTH & INCOME FUND


Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The Portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.


TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of total assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

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TOUCHSTONE LARGE CAP GROWTH FUND

Touchstone Large Cap Growth Fund seeks long-term capital by investing primarily (at least 80% of total assets) in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Fund, the portfolio manager looks for successful companies which have exhibited superior growth in revenues and earnings, strong product line, and proven management ability over a variety of market cycles.

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily (at least 80% of total assets) in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE THIRD AVENUE VALUE FUND

Touchstone Third Avenue Value fund seeks long-term capital appreciation. It is a non-diversified fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VALUE PLUS FUND


Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the Portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies.


VAN KAMPEN PORTFOLIOS

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Van Kampen Portfolio's. There is no guarantee that these objectives will be met. YOU SHOULD READ THE VAN KAMPEN PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen Investments is the investment adviser for each of the LIT Portfolios.

VAN KAMPEN LIT PORTFOLIOS

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO


The Portfolio's investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in common stocks of companies the investment adviser believes to be emerging growth companies.

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VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for each of the UIF Portfolios.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

Van Kampen UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.




VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO


The Portfolio's investment objective and strategy is to seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.


VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

Van Kampen UIF U.S. Real Estate Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.


FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), OR THE 1940 ACT. THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

QUARTERLY RATE OPTION

We offer a QRO which is a fixed interest rate account that declares interest on a calendar quarter basis. The QRO will never credit less than the Minimum Interest Rate.

Only two "round trips" are permitted through the QRO Account during any 12-month period. A "round trip" is a transfer from the QRO Account followed by a transfer back into the QRO Account within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit. This restriction does not apply to programs that systematically transfers money into or out of the QRO Account such as Dollar Cost Averaging, Asset Rebalancing, Systematic Transfer Programs or other related programs we may offer, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice. We may modify or amend these transfer restrictions at any time and in our sole discretion.

SYSTEMATIC TRANSFER OPTIONS

We also offer two Systematic Transfer Options that provide a guaranteed an interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be maid monthly. Transfers from the twelve-month STO may be done on a monthly or quarterly basis. You can't transfer

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from other Investment Options into the STO. We guarantee that the STO's effective annual yield will never be less than the Minimum Interest Rate.


PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES


National Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 0.60% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Should you select the Optional Death Benefit, this expense will be 0.80%.


National Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.


REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT CHARGES


We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES


The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the mutual fund prospectus for complete details on fund expenses and related items.


STATE PREMIUM TAX DEDUCTION


National Integrity won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for an Annuity Benefit. State premium taxes currently range up to 4%.


TRANSFER CHARGE


If you make more than fifteen transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) under Systematic Transfers from the STO, nor will such transfers count towards the fifteen free transfers you may make in a contract year.


TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT


You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $10,000 (This amount may be higher in some states). We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

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We may limit the total contributions under a contract to $1,000,000 if you are under age 75 or under or to $250,000 if you are age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have RECEIVED (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transfer. See "Transfers" in Part 5.


YOUR ACCOUNT VALUE


Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions made to the Variable Account Options isn't guaranteed. The value of your contributions made to Fixed Accounts is guaranteed. If the ACCOUNT VALUE goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the CASH VALUE. We will notify the owner in advance and the owner will be given at least sixty (60) days in which to make additional contributions. This could vary by state so please refer to your annuity policy for specific information.


UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.


The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses. The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Option into that Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Option. We also redeem Units to pay the death benefit when the Annuitant dies.


HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option as follows:

  - First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

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  - Next, we add any dividends or capital gains distributions by the Portfolio on that day.

  - Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

  - Then we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).


  - Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an effective annual rate of 0.60% or 0.80%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.


Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS


You may transfer your Account Value among the Variable Account Options and the QROs, subject to National Integrity's transfer restrictions. You can't make a transfer into the STO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have fifteen free transfers during a contract year. After those fifteen transfers, a charge of up to $20 will apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Program described in Part 9.


You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you make the request as long as we receive the request by 4:00 p.m., Eastern Time. Transfer requests received after 4:00 p.m., Eastern Time (or the close of the New York Stock Exchange, if earlier), will be processed using Unit Values as of the close of business on the next Business Day after we receive the request. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed no later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if we believe in our sole discretion that (a) excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

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SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING OF
INVESTMENTS

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.




National Integrity Life Insurance Company has the following policies for transfers between Investment Options, which is designed to protect contract owners from abusive or disruptive trading activity:

--You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, Annuitrac, or facsimile.

--Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

None of these restrictions are applicable to transfers made under our Dollar Cost Averaging program, Systematic Transfer Option program, Customized Asset Rebalancing program, or other related programs we may offer unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing.

National Integrity Life Insurance Company will continue to monitor transfer activity, and we may modify these restrictions at any time.

If National Integrity Life Insurance Company determines, in its sole discretion, that an annuity policy may be used for market timing, we may refuse accept any additional contributions to the policy.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The money will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently.


When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any adjustments. The total amount that you receive will be the total amount that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 8, "Tax Aspects of the Contract." Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.


ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Part 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and our Administrative Office has received it in a form acceptable to us.




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STANDARD DEATH BENEFIT


We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The standard Death Benefit is available for issue ages 0-85.

When the Annuitant dies the Death Benefit is the greater of:
       a.   Total Customer Contributions minus an adjustment for withdrawals; or
       b.   current Account Value.

The adjustments for withdrawals will be proportional to the Account Value at the time of withdrawal.


Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.


The owner selects the beneficiary of the Death Benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant may not be changed once the contract has been issued.


ANNUITY BENEFITS


All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement date cannot be earlier than the first participation anniversary. You may not annuitize the contract before the end of the first policy or participation year. Contract terms that apply to the various retirement programs, along with the federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date.


ANNUITIES


Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.


If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that we're to provide the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks. You may elect a later annuitization date subject to our administrative rules then is effect.

We currently offer the following types of annuities:


A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our General Account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. . If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

                                       25
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A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant and joint Annuitant dies under a joint and survivor annuity.


ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.


If the age or sex of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.


TIMING OF PAYMENT


We normally apply your Account Value to the purchase of an annuity within seven days after we receive the required form at our Administrative Office. We can defer our action, however, for any period during which:


(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits National Integrity to defer action in order to protect persons with interests in the Separate Account.

National Integrity can defer payment from the Fixed Accounts for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES


For an additional charge, the following option is available to contract purchasers. This option must be elected at the time of application and will replace or supplement standard contract benefits. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. The Mortality and Expense Risk charge will be 0.80% with this Optional Death Benefit.

OPTIONAL DEATH BENEFIT (Highest Anniversary)

For issue ages up to and including age 70, the death benefit will be the greater of:
         a. highest account value on any contract anniversary before age 76, plus any subsequent contribution, minus an adjustment for any subsequent withdrawals; or
         b.  the standard contract Death Benefit.

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The adjustments for withdrawals will be proportional to the Account Value at the time of withdrawal.

This option is not available for issue ages of 71 or older.


PART 7 - VOTING RIGHTS

VOTING RIGHTS

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Portfolios' boards of directors, to ratify the selection of independent auditors for the Portfolios, and on any other matters described in the Portfolios' current prospectuses or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES


You vote only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio's board for the shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting.


HOW PORTFOLIO SHARES ARE VOTED

Each portfolio share is entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by National Integrity from its owners.




SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

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PART 8 - TAX ASPECTS OF THE CONTRACTS

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on National Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. NATIONAL INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY


Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract generally will not be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy the annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).


This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY) and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under the federal tax law.

TAXATION OF ANNUITIES GENERALLY


Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer taxes on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are first treated as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (Exclusion Ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-

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free portions add up to your investment in the annuity, future payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.


We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notifies us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION


Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the surviving spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole Annuitant's beneficiary, we will increase the continued policy's account value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 account value. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. Please be aware that not all contract features that were available on the initial policy purchased from us will be available on the continued contract. There may also be a higher charge for the same contract feature if the surviving spouse's attained age is different than that of the initial purchasing spouse. Certain Investment Options or administrative programs, including but not limited to the STO or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second death benefit may be paid. At this time, the annuity contract may be extended, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these policies. Certain investment options or administrative programs, including but not limited to the STO or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contract that are permitted by law.

Annuity policies that are being continued with us, but were not purchased from us initially, will be treated as new policies.


DIVERSIFICATION STANDARDS

National Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS


An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.


Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection.

INHERITED IRAS

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.


Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a Minimum Required Distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.


ANNUITIES IN QUALIFIED PLANS


Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN A CODE
SECTION 401(a) OR 403(b) PLAN.

AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON NATIONAL INTEGRITY

The contracts allow National Integrity to charge the Separate Account for taxes. National Integrity can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of your Account Value among the Investment Options.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS


We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your systematic withdrawals. To enroll in our Systematic Withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal program at any time. If on any withdrawal date you don't have enough money in your Account to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.


INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract prior to your reaching age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally" in Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-  the date you reach age 59 1/2; or
-  five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.

Withdrawals may begin as soon as one Business Day after we receive the form. You may end your participation in the program upon seven Business Days prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your Accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Asset Allocation and Rebalancing Program.




DOLLAR COST AVERAGING


We offer a dollar cost averaging program under which we transfer contributions that you have made to the Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging program and these transfers won't count towards your fifteen free transfers.

To enroll in our Dollar Cost Averaging program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging program at any time. If you don't have enough money in the Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.


SYSTEMATIC TRANSFER PROGRAM


We also offer a systematic transfer program under which contributions to the STO are automatically transferred on a monthly or quarterly basis to one or more other Investment Options that you select. We'll transfer your STO contributions in approximately equal installments of not less than $1,000 over a six-month or one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will be ended. Any money remaining in the STO at the end of the year during which transfers are required to be made will be transferred on a pro-rata basis at the end of that year to the Options you have chosen for this program. We won't charge a transfer charge for transfers under our systematic transfer program, and these transfers won't count towards your fifteen free transfers.


To enroll in our systematic transfer program, send the appropriate form to our Administrative Office. We can terminate the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING


We offer a Customized Asset Rebalancing program that allows you to determine how often Rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing program, and they won't count towards your fifteen free transfers.


Fixed Accounts aren't eligible for the Customized Asset Rebalancing program.


To enroll in our Customized Asset Rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Customized Asset Rebalancing program at any time.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity.


SAI TABLE OF CONTENTS



Part 1 - National Integrity and Custodian                         1
Part 2 - Distribution of the Contracts                            1
Part 3 - Performance Information                                  2
Part 4 - Determination of Accumulation Values                     8
Part 5 - Tax-Favored Retirement Programs                          8
Part 6 - Financial Statements                                    10



If you would like to receive a copy of the Statement of Additional Information, please write our administrative offices at:

National Integrity Life Insurance Company
P.O. Box 740074
Louisville, KY 40201-0074
ATTN: Request for SAI of Separate Account I (IQ Advisor)

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I


No Unit Values are included for the Investment Options funds because as of December 31, 2002 those sub-accounts had not begun operations in Separate Account I.

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVENBER 1, 2003

                                       FOR

                                   IQ ADVISOR

                         SINGLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I

                                TABLE OF CONTENTS

Part 1 - National Integrity and Custodian                                     1
Part 2 - Distribution of the Contracts                                        1
Part 3 - Performance Information                                              2
Part 4 - Determination of Accumulation Values                                 6
Part 5 - Tax Favored Retirement Programs                                      6
Part 6 - Financial Statements                                                 9

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated November 1, 2003. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company (NATIONAL INTEGRITY), 15 Matthews Street, Suite 200, Goshen, New York, 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, New York, 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. Integrity Life Insurance Company is wholly owned by The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

In 2001 National Integrity provided all management services of Separate Account I and no longer pays management services fees to a third party. Prior to 2001, ARM provided substantially all of the services required to be performed on behalf of Separate Account since 1994. Total fees paid to ARM by National Integrity for management services, including services applicable to Separate Account I, in 1997 were $5,855,216, in 1998 were $8,766,003, in 1999 were
$7,558,793, and in 2000 were $766,577. Total fees paid to Integrity by National Integrity for management services in 2000 were $5,997,748.

National Integrity is the custodian for the shares of the Portfolios owned by the Separate Account. The Portfolios' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, National Integrity doesn't guarantee the investment performance of the Portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Account isn't a separate entity from National Integrity and its operations form a part of National Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to National Integrity. National Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (TOUCHSTONE SECURITIES), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of National Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th contract year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was 32,268,583 in 2002 and $15,627,864 in 2001. The amount of distribution allowances paid to Touchstone Securities Between March 3, 2000 and December 31, 2000 was $844,084. The amount of distribution allowances paid to ARM securities Corporation, the principal underwriter for the contract prier to March 3, 2000, was $124,155 for the year ended December 31, 2000, $2,933,356 for the year ended December 31, 1999, $7,795,349 for the year ended December 31, 1998, and $6,750,503 for the year ended December 31, 1997. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods, maintain a specific number of contracts with the company, or maintain a certain level of assets managed by the company.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the average annual total return, the cumulative total return, and yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against Account Value. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the annual administrative charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T) (TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1) (TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by National Integrity or any of the Sub-Advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs. In New York, the tax-favored retirement programs below are available only for rollover programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70 1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202 is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.


The financial statements of the Separate Account as of December 31, 2001, and for the periods indicated in the financial statements, and the statutory basis financial statements of National Integrity as of and for the years ended December 31, 2002 and 2001 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.


The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                                DECEMBER 31, 2002
                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2002

                                    CONTENTS

Report of Independent Auditors                             1

Audited Financial Statements

Statement of Assets and Liabilities                        2
Statement of Operations                                   48
Statements of Changes in Net Assets                       80
Notes to Financial Statements                            131

                         Report of Independent Auditors

Contract Holders
     Separate Account I of National Integrity Life Insurance Company Board of Directors
     National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account I of National Integrity Life Insurance Company, comprising the separate account divisions described in Note 2, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2002, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Cincinnati, Ohio                                         /s/ Ernst & Young LLP
April 11, 2003

        Separate Account I of National Integrity Life Insurance Company

                          Statement of Assets and Liabilities

                                December 31, 2002

                                                                       ------------------------------------
                                                                                     AFFILIATED
                                                                       ------------------------------------
                                                                                             BARON SMALL
                                                                        BARON SMALL CAP         CAP
                                                                       (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                                          TOTAL            DIVISION           DIVISION
-----------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)                  $     212,942,775  $          66,062  $         506,349

Receivable from (payable to) the general
  account of National Integrity                                 1,124                 34               (287)
                                                    -------------------------------------------------------

NET ASSETS                                          $     212,943,899  $          66,096  $         506,062
                                                    =======================================================

Unit value                                                             $            8.69  $            8.44
                                                                       ====================================

Units outstanding                                                                  7,606             59,960
                                                                       ====================================

                                                ---------------------------------------------------------------------------------
                                                                                     AFFILIATED
                                                ---------------------------------------------------------------------------------
                                                                         GABELLI LARGE      GABELLI LARGE       GABELLI LARGE
                                                   BARON SMALL CAP         CAP VALUE          CAP VALUE           CAP VALUE
                                               (GRANDMASTER FLEX3(TM)) (ANNUICHOICE(TM))   (IQ ANNUITY(TM))(GRANDMASTER FLEX3(TM))
                                                      DIVISION             DIVISION            DIVISION            DIVISION
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)              $               1,951  $         131,217  $        229,528  $              39,369

Receivable from (payable to) the general
  account of National Integrity                                     1                 72              (172)                   (20)

NET ASSETS                                      $               1,952  $         131,289  $        229,356  $              39,349
                                                =================================================================================

Unit value                                      $                8.27  $            6.34  $           5.57  $                8.53
                                                =================================================================================

Units outstanding                                                 236             20,708            41,177                  4,613
                                                =================================================================================

SEE ACCOMPANYING NOTES.

                                         ---------------------------------------------------------------------------------------
                                                                              AFFILIATED
                                         ---------------------------------------------------------------------------------------
                                         HARRIS BRETALL EQUITY   HARRIS BRETALL EQUITY
                                                GROWTH                  GROWTH           THIRD AVENUE VALUE   THIRD AVENUE VALUE
                                           (ANNUICHOICE(TM))        (IQ ANNUITY(TM))      (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                               DIVISION                 DIVISION               DIVISION             DIVISION
                                         ---------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)       $               3,335   $             131,138   $          356,234   $        1,160,938

Receivable from (payable to) the general
  account of National Integrity                              -                     (45)                (112)                (478)
                                         ---------------------------------------------------------------------------------------

NET ASSETS                               $               3,335   $             131,093   $          356,122   $        1,160,460
                                         =======================================================================================

Unit value                               $                6.92   $                7.08   $             8.09   $             7.98
                                         =======================================================================================

Units outstanding                                          482                  18,516               44,020              145,421
                                         =======================================================================================

SEE ACCOMPANYING NOTES.

                                         -----------------------------------------------------------------------------------------
                                                                                 AFFILIATED
                                         -----------------------------------------------------------------------------------------
                                           THIRD AVENUE VALUE    TOUCHSTONE BALANCED    TOUCHSTONE BALANCED    TOUCHSTONE BALANCED
                                         (GRANDMASTER FLEX3(TM))  (IQ ANNUITY(TM))       (ANNUICHOICE(TM))   (GRANDMASTER FLEX3(TM))
                                               DIVISION              DIVISION                DIVISION               DIVISION
                                         -----------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)       $              17,523  $            232,314   $              7,447   $              1,567

Receivable from (payable to) the general
  account of National Integrity                             12                   (44)                    (6)                     3
                                         -----------------------------------------------------------------------------------------

NET ASSETS                               $              17,535  $            232,270   $              7,441   $              1,570
                                         =========================================================================================

Unit value                               $                8.19  $               8.87   $               9.13   $               9.46
                                         =========================================================================================

Units outstanding                                        2,141                26,186                    815                    166
                                         =========================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                                  AFFILIATED
                                          --------------------------------------------------------------------------------------
                                                                                                             TOUCHSTONE EMERGING
                                            TOUCHSTONE BOND       TOUCHSTONE BOND        TOUCHSTONE BOND           GROWTH
                                            (IQ ANNUITY(TM))     (ANNUICHOICE(TM))   (GRANDMASTER FLEX3(TM))   (IQ ANNUITY(TM))
                                                DIVISION             DIVISION              DIVISION                DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $            410,197  $            156,648  $             22,599  $            200,799

Receivable from (payable to) the general
  account of National Integrity                             57                     1                     2                   (23)
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $            410,254  $            156,649  $             22,601  $            200,776
                                          ======================================================================================

Unit value                                $              10.72  $              10.79  $              10.42  $               8.60
                                          ======================================================================================

Units outstanding                                       38,270                14,518                 2,169                23,346
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          -----------------------------------------------------------------------------------------
                                                                                 AFFILIATED
                                          -----------------------------------------------------------------------------------------
                                          TOUCHSTONE EMERGING                                                  TOUCHSTONE LARGE CAP
                                                GROWTH          TOUCHSTONE ENHANCED 30  TOUCHSTONE ENHANCED 30        GROWTH
                                           (ANNUICHOICE(TM))      (IQ ANNUITY(TM))        (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                               DIVISION               DIVISION                 DIVISION               DIVISION
                                          -----------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $             72,137  $               12,759  $               17,501  $            95,465

Receivable from (payable to) the general
  account of National Integrity                            (40)                      3                      (6)                  24
                                          -----------------------------------------------------------------------------------------

NET ASSETS                                $             72,097  $               12,762  $               17,495  $            95,489
                                          =========================================================================================

Unit value                                $               8.07  $                 7.81  $                 7.59  $              6.36
                                          =========================================================================================

Units outstanding                                        8,934                   1,634                   2,305               15,014
                                          =========================================================================================

SEE ACCOMPANYING NOTES.

                                          -----------------------------------------------------------------------------------------
                                                                                AFFILIATED
                                          -----------------------------------------------------------------------------------------
                                           TOUCHSTONE GROWTH &   TOUCHSTONE GROWTH &   TOUCHSTONE GROWTH &
                                                 INCOME                INCOME                INCOME         TOUCHSTONE GROWTH/VALUE
                                            (IQ ANNUITY(TM))      (ANNUICHOICE(TM))  (GRANDMASTER FLEX3(TM))    (IQ ANNUITY(TM))
                                                DIVISION              DIVISION              DIVISION                DIVISION
                                          -----------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $             37,352  $             14,616  $                775  $                20,208

Receivable from (payable to) the general
  account of National Integrity                              5                    (6)                    3                       (3)
                                          -----------------------------------------------------------------------------------------

NET ASSETS                                $             37,357  $             14,610  $                778  $                20,205
                                          =========================================================================================

Unit value                                $               8.57  $               8.32  $               8.46  $                  6.16
                                          =========================================================================================

Units outstanding                                        4,359                 1,756                    92                    3,280
                                          =========================================================================================

SEE ACCOMPANYING NOTES.

                                         ------------------------------------------------------------------------------------------
                                                                                   AFFILIATED
                                         ------------------------------------------------------------------------------------------
                                         TOUCHSTONE GROWTH/VALUE TOUCHSTONE HIGH YIELD  TOUCHSTONE HIGH YIELD TOUCHSTONE HIGH YIELD
                                            (ANNUICHOICE(TM))      (IQ ANNUITY(TM))       (ANNUICHOICE(TM))  (GRANDMASTER FLEX3(TM))
                                               DIVISION                DIVISION               DIVISION              DIVISION
                                         ------------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)       $               4,006   $            126,581   $             28,970  $              90,168

Receivable from (payable to) the general
  account of National Integrity                             (6)                   (55)                    12                    (19)
                                         ------------------------------------------------------------------------------------------

NET ASSETS                               $               4,000   $            126,526   $             28,982  $              90,149
                                         ==========================================================================================

Unit value                               $                6.28   $              10.28   $              10.13  $                9.90
                                         ==========================================================================================

Units outstanding                                          637                 12,308                  2,861                  9,106
                                         ==========================================================================================

SEE ACCOMPANYING NOTES.

                                         ------------------------------------------------------------------------------------------
                                                                                  AFFILIATED
                                         ------------------------------------------------------------------------------------------
                                         TOUCHSTONE INTERNATIONAL    TOUCHSTONE MONEY      TOUCHSTONE MONEY      TOUCHSTONE MONEY
                                                  EQUITY                  MARKET                MARKET                MARKET
                                             (IQ ANNUITY(TM))         (IQ ANNUITY(TM))     (ANNUICHOICE(TM)) (GRANDMASTER FLEX3(TM))
                                                 DIVISION                 DIVISION              DIVISION             DIVISION
                                         ------------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)       $                72,695   $            172,128  $            266,370  $             39,902

Receivable from (payable to) the general
  account of National Integrity                              (27)                    37                     8                    (2)
                                         ------------------------------------------------------------------------------------------

NET ASSETS                               $                72,668   $            172,165  $            266,378  $             39,900
                                         ==========================================================================================

Unit value                               $                  6.15   $              10.10  $              10.11  $               9.99
                                         ==========================================================================================

Units outstanding                                         11,816                 17,046                26,348                 3,994
                                         ==========================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                                AFFILIATED
                                          --------------------------------------------------------------------------------------
                                            TOUCHSTONE SMALL      TOUCHSTONE SMALL        TOUCHSTONE             TOUCHSTONE
                                                CAP VALUE             CAP VALUE           VALUE PLUS             VALUE PLUS
                                            (IQ ANNUITY(TM))      (ANNUICHOICE(TM))     (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                DIVISION               DIVISION            DIVISION                DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $             46,222  $             13,492  $             23,660  $              7,713

Receivable from (payable to) the general
  account of National Integrity                             20                     3                    11                    (2)
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $             46,242  $             13,495  $             23,671  $              7,711
                                          ======================================================================================

Unit value                                $               8.29  $               8.74  $               7.27  $               7.22
                                          ======================================================================================

Units outstanding                                        5,578                 1,544                 3,256                 1,068
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                               NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                                                                                              JPM INTERNATIONAL
                                                JPM BOND              JPM BOND              JPM BOND            OPPORTUNITIES
                                         (GRANDMASTER FLEX3(TM))      (IQ3(TM))         (ANNUICHOICE(TM))  (GRANDMASTER FLEX3(TM))
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $            148,462  $             46,065  $            511,181  $             40,099

Receivable from (payable to) the general
  account of National Integrity                            (18)                   (2)                 (182)                  (18)
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $            148,444  $             46,063  $            510,999  $             40,081
                                          ======================================================================================

Unit value                                $              10.49  $              10.56  $              10.59  $               8.21
                                          ======================================================================================

Units outstanding                                       14,151                 4,362                48,253                 4,882
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                               NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                            JPM INTERNATIONAL    JPM INTERNATIONAL
                                              OPPORTUNITIES        OPPORTUNITIES        JPM MID CAP VALUE    JPM MID CAP VALUE
                                                 (IQ3(TM))       (ANNUICHOICE(TM))   (GRANDMASTER FLEX3(TM))      (IQ3(TM))
                                                 DIVISION            DIVISION               DIVISION              DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $            110,388  $                660  $             16,628  $             10,778

Receivable from (payable to) the general
  account of National Integrity                             39                    (1)                   12                     4
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $            110,427  $                659  $             16,640  $             10,782
                                          ======================================================================================

Unit value                                $               7.98  $               8.13  $               9.38  $               9.20
                                          ======================================================================================

Units outstanding                                       13,838                    81                 1,774                 1,172
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          ------------------------------------------------------------------------------------------
                                                                              NON-AFFILIATED
                                          ------------------------------------------------------------------------------------------
                                                                VAN KAMPEN BANDWIDTH  VAN KAMPEN BANDWIDTH  VAN KAMPEN BIOTECHNOLOGY
                                           JPM MID CAP VALUE    & TELECOMMUNICATIONS  & TELECOMMUNICATIONS      & PHARMACEUTICAL
                                           (ANNUICHOICE(TM))     (ANNUICHOICE(TM))      (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                               DIVISION              DIVISION               DIVISION                 DIVISION
                                          ------------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $                654  $              8,523  $             23,867   $               45,044

Receivable from (payable to) the general
  account of National Integrity                              1                     9                   (36)                      (6)
                                          -----------------------------------------------------------------------------------------

NET ASSETS                                $                655  $              8,532  $             23,831   $               45,038
                                          =========================================================================================

Unit value                                $               9.22  $               2.43  $               2.65   $                 6.55
                                          =========================================================================================

Units outstanding                                           71                 3,511                 8,993                    6,876
                                          =========================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                               NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                               VAN KAMPEN            VAN KAMPEN             VAN KAMPEN           VAN KAMPEN
                                             BIOTECHNOLOGY         BIOTECHNOLOGY             EMERGING             EMERGING
                                            & PHARMACEUTICAL      & PHARMACEUTICAL         MARKETS DEBT         MARKETS DEBT
                                            (IQ ANNUITY(TM))   (GRANDMASTER FLEX3(TM))(GRANDMASTER FLEX3(TM))     (IQ3(TM))
                                                DIVISION              DIVISION                DIVISION             DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $            161,158  $              2,789   $              4,047  $            23,894

Receivable from (payable to) the general
  account of National Integrity                              9                     1                     (5)                 (13)
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $            161,167  $              2,790   $              4,042  $            23,881
                                          ======================================================================================

Unit value                                $               6.67  $               9.79   $              10.58  $             10.21
                                          ======================================================================================

Units outstanding                                       24,163                   285                    382                2,339
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                                NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                               VAN KAMPEN           VAN KAMPEN
                                              MS HIGH TECH         MS HIGH-TECH        VAN KAMPEN MS U.S.    VAN KAMPEN MS U.S.
                                                35 INDEX             35 INDEX             MULTINATIONAL         MULTINATIONAL
                                         (GRANDMASTER FLEX3(TM))  (IQ ANNUITY(TM))      (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $              2,364  $             22,801  $             12,584  $             29,073

Receivable from (payable to) the general
  account of National Integrity                              2                    10                     1                   (17)
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $              2,366  $             22,811  $             12,585  $             29,056
                                          ======================================================================================

Unit value                                $               8.13  $               6.66  $               5.87  $               5.74
                                          ======================================================================================

Units outstanding                                          291                 3,425                 2,144                 5,062
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                                                                                            --------------------
                                          ----------------------------------------------------------------     INITIAL CLASS
                                                                   NON-AFFILIATED                              NON-AFFILIATED
                                          ----------------------------------------------------------------  --------------------
                                          VAN KAMPEN U.S. REAL  VAN KAMPEN U.S. REAL  VAN KAMPEN U.S. REAL
                                                 ESTATE                ESTATE                ESTATE           VIP MONEY MARKET
                                         (GRANDMASTER FLEX3(TM))      (IQ3(TM))         (ANNUICHOICE(TM))     (GRANDMASTER(TM))
                                                DIVISION              DIVISION             DIVISION                DIVISION
                                          ----------------------------------------------------------------  --------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $              3,154  $             61,829  $             71,870  $         14,318,506

Receivable from (payable to) the general
  account of National Integrity                             (3)                   33                   (39)                  903
                                          ----------------------------------------------------------------  --------------------

NET ASSETS                                $              3,151  $             61,862  $             71,831  $         14,319,409
                                          ================================================================  ====================

Unit value                                $               9.08  $               9.08  $               9.14  $              15.06
                                          ================================================================  ====================

Units outstanding                                          347                 6,813                 7,859               950,824
                                          ================================================================  ====================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                                   INITIAL CLASS NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                            VIP HIGH INCOME       VIP EQUITY-INCOME        VIP GROWTH           VIP OVERSEAS
                                           (GRANDMASTER(TM))      (GRANDMASTER(TM))     (GRANDMASTER(TM))     (GRANDMASTER(TM))
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $         10,505,484  $         27,648,189  $         20,701,892  $          5,211,940

Receivable from (payable to) the general
  account of National Integrity                         (3,871)                3,116                  (128)               (1,137)
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $         10,501,613  $         27,651,305  $         20,701,764  $          5,210,803
                                          ======================================================================================

Unit value                                $              11.58  $              34.90  $              40.46  $              16.56
                                          ======================================================================================

Units outstanding                                      906,875               792,301               511,660               314,662
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                          INITIAL CLASS NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                            VIP II INVESTMENT                                               VIP II ASSET MANAGER:
                                                GRADE BOND      VIP II ASSET MANAGER    VIP II INDEX 500           GROWTH
                                            (GRANDMASTER(TM))     (GRANDMASTER(TM))     (GRANDMASTER(TM))     (GRANDMASTER(TM))
                                                 DIVISION             DIVISION               DIVISION              DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $          9,129,286  $         11,220,838  $         28,538,913  $          3,210,685

Receivable from (payable to) the general
  account of National Integrity                            357                   516                (1,365)                   55
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $          9,129,643  $         11,221,354  $         28,537,548  $          3,210,740
                                          ======================================================================================

Unit value                                $              23.73  $              25.61  $              20.41  $              15.21
                                          ======================================================================================

Units outstanding                                      384,730               438,163             1,398,214               211,094
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          -----------------------------------------------------------------------------------------
                                                                         INITIAL CLASS NON-AFFILIATED
                                          -----------------------------------------------------------------------------------------
                                                                   VIP III GROWTH
                                            VIP II CONTRAFUND       OPPORTUNITIES       VIP III BALANCED    VIP III GROWTH & INCOME
                                            (GRANDMASTER(TM))     (GRANDMASTER(TM))     (GRANDMASTER(TM))       (GRANDMASTER(TM))
                                                DIVISION               DIVISION             DIVISION                DIVISION
                                          -----------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $         29,227,423  $          2,369,880  $          4,152,187  $             6,388,398

Receivable from (payable to) the general
  account of National Integrity                          5,780                  (810)                  290                   (2,613)
                                          -----------------------------------------------------------------------------------------

NET ASSETS                                $         29,233,203  $          2,369,070  $          4,152,477  $             6,385,785
                                          =========================================================================================

Unit value                                $              21.86  $               8.07  $              11.22  $                 11.81
                                          =========================================================================================

Units outstanding                                    1,337,292               293,565               370,096                  540,710
                                          =========================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                        SERVICE CLASS NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                                                                                                MFS INVESTORS
                                             VIP III MID CAP    MFS EMERGING GROWTH    MFS EMERGING GROWTH      GROWTH STOCK
                                            (GRANDMASTER(TM))     (IQ ANNUITY(TM))      (GRANDMASTER(TM))      (IQ ANNUITY(TM))
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $          4,729,193  $            530,593  $              8,406  $             59,703

Receivable from (payable to) the general
  account of National Integrity                           (237)                 (432)                    4                    34
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $          4,728,956  $            530,161  $              8,410  $             59,737
                                          ======================================================================================

Unit value                                $              14.44  $               4.49  $               6.42  $               5.19
                                          ======================================================================================

Units outstanding                                      327,490               118,076                 1,310                11,510
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                       SERVICE CLASS NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                              MFS INVESTORS        MFS INVESTORS         MFS INVESTORS
                                               GROWTH STOCK         GROWTH STOCK          GROWTH STOCK      MFS INVESTORS TRUST
                                            (ANNUICHOICE(TM))     (GRANDMASTER(TM))  (GRANDMASTER FLEX3(TM))  (IQ ANNUITY(TM))
                                                 DIVISION             DIVISION              DIVISION              DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $             39,857  $             13,489  $              4,198  $            102,680

Receivable from (payable to) the general
  account of National Integrity                              9                    (7)                    -                    (9)
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $             39,866  $             13,482  $              4,198  $            102,671
                                          =========================================================================================

Unit value                                $               7.23  $               7.04  $               8.33  $               6.54
                                          =========================================================================================

Units outstanding                                        5,514                 1,915                   504                15,699
                                          =========================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                          SERVICE CLASS NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                          MFS INVESTORS TRUST   MFS INVESTORS TRUST    MFS MID CAP GROWTH    MFS MID CAP GROWTH
                                            (ANNUICHOICE(TM))    (GRANDMASTER(TM))      (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $             14,666  $            124,390  $            106,203  $             57,965

Receivable from (payable to) the general
  account of National Integrity                              5                    64                   (44)                  (36)
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $             14,671  $            124,454  $            106,159  $             57,929
                                          ======================================================================================

Unit value                                $               7.75  $               7.68  $               4.18  $               5.59
                                          ======================================================================================

Units outstanding                                        1,893                16,205                25,397                10,363
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------------------
                                                                        SERVICE CLASS NON-AFFILIATED
                                          --------------------------------------------------------------------------------------
                                           MFS MID CAP GROWTH    MFS MID CAP GROWTH     MFS NEW DISCOVERY    MFS NEW DISCOVERY
                                            (GRANDMASTER(TM))  (GRANDMASTER FLEX3(TM))  (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                DIVISION              DIVISION               DIVISION              DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)        $             36,389  $              4,269  $            110,139  $            108,551

Receivable from (payable to) the general
  account of National Integrity                             (6)                    -                   (42)                   47
                                          --------------------------------------------------------------------------------------

NET ASSETS                                $             36,383  $              4,269  $            110,097  $            108,598
                                          ======================================================================================

Unit value                                $               4.50  $               7.92  $               5.85  $               7.09
                                          ======================================================================================

Units outstanding                                        8,085                   539                18,820                15,317
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          ----------------------------------------------------------------------------
                                                                      SERVICE CLASS NON-AFFILIATED
                                          ----------------------------------------------------------------------------

                                                MFS NEW              MFS CAPITAL       MFS CAPITAL        MFS CAPITAL
                                               DISCOVERY           OPPORTUNITIES      OPPORTUNITIES      OPPORTUNITIES
                                             (GRANDMASTER(TM))     (IQ ANNUITY(TM))  (ANNUICHOICE(TM))  (GRANDMASTER(TM))
                                               DIVISION               DIVISION            DIVISION          DIVISION
                                          ----------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $  275,126          $  124,820         $   54,024          $   25,894

Receivable from (payable to) the general
  account of National Integrity                      (102)                  8                (21)                 14
                                          ----------------------------------------------------------------------------

NET ASSETS                                     $  275,024          $  124,828         $   54,003          $   25,908
                                          ============================================================================

Unit value                                     $     6.53          $     5.34         $     6.53          $     5.53
                                          ============================================================================

Units outstanding                                  42,117              23,376              8,270               4,685
                                          ============================================================================

SEE ACCOMPANYING NOTES.

                                          ----------------------------------------------------------------------------
                                                                      SERVICE CLASS NON-AFFILIATED
                                          ----------------------------------------------------------------------------

                                           MFS TOTAL RETURN    MFS TOTAL RETURN   MFS TOTAL RETURN    MFS TOTAL RETURN
                                            (IQ ANNUITY          (ANNUICHOICE       (GRANDMASTER        (GRANDMASTER
                                               (TM))                (TM))              (TM))              FLEX3(TM))
                                             DIVISION             DIVISION           DIVISION              DIVISION
                                          ----------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $  841,369          $  363,843         $1,663,181          $    8,767

Receivable from (payable to) the general
  account of National Integrity                       196                  22               (128)                  2
                                          ----------------------------------------------------------------------------
NET ASSETS                                     $  841,565          $  363,865         $1,663,053          $    8,769
                                          ============================================================================

Unit value                                     $     9.25          $     9.40         $     9.17          $     9.47
                                          ============================================================================

Units outstanding                                  90,980              38,709            181,358                 926
                                          ============================================================================

SEE ACCOMPANYING NOTES.

                                          -------------------------------------    ------------------------------------
                                             SERVICE CLASS NON-AFFILIATED              SERVICE CLASS 2 NON-AFFILIATED
                                          -------------------------------------    ------------------------------------

                                           MFS RESEARCH        MFS RESEARCH         VIP MONEY MARKET   VIP MONEY MARKET
                                           (ANNUICHOICE        (GRANDMASTER           (IQ ANNUITY       (ANNUICHOICE
                                              (TM))                (TM))                 (TM))             (TM))
                                            DIVISION             DIVISION              DIVISION          DIVISION
                                          -------------------------------------    ------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $   39,585          $   13,817         $4,701,549          $3,907,937

Receivable from (payable to) the general
  account of National Integrity                        (5)                  9              1,839                 620
                                          -------------------------------------    ------------------------------------

NET ASSETS                                     $   39,580          $   13,826         $4,703,388          $3,908,557
                                          =====================================    ====================================

Unit value                                     $     7.43          $     7.37         $    10.19          $    10.12
                                          =====================================    ====================================

Units outstanding                                   5,327               1,876            461,569             386,221
                                          =====================================    ====================================

SEE ACCOMPANYING NOTES.

                                          ---------------------------------------------------------------------------------
                                                                      SERVICE CLASS 2 NON-AFFILIATED
                                          ---------------------------------------------------------------------------------

                                          VIP HIGH INCOME    VIP HIGH INCOME      VIP EQUITY-INCOME     VIP EQUITY-INCOME
                                          (IQ ANNUITY(TM))  (ANNUICHOICE(TM))      (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                             DIVISION           DIVISION              DIVISION             DIVISION
                                          ---------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $  245,508          $   65,478         $  995,260          $  289,598

Receivable from (payable to) the general
  account of National Integrity                       105                  (6)                43                  98
                                          ---------------------------------------------------------------------------------

NET ASSETS                                     $  245,613          $   65,472         $  995,303          $  289,696
                                          =================================================================================

Unit value                                     $     8.18          $     9.81         $     7.65          $     8.13
                                          =================================================================================

Units outstanding                                  30,026               6,674            130,105              35,633
                                          =================================================================================

SEE ACCOMPANYING NOTES.

                                          ---------------------------------------------------------------------------------
                                                                      SERVICE CLASS 2 NON-AFFILIATED
                                          ---------------------------------------------------------------------------------

                                             VIP EQUITY-INCOME      VIP GROWTH         VIP GROWTH        VIP OVERSEAS
                                          (GRANDMASTER FLEX3(TM)) (IQ ANNUITY(TM))  (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                                DIVISION             DIVISION           DIVISION            DIVISION
                                          ---------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $    1,489          $  608,824         $  205,414          $   63,804

Receivable from (payable to) the general
  account of National Integrity                         1                (196)                96                  14
                                          ---------------------------------------------------------------------------------

NET ASSETS                                     $    1,490          $  608,628         $  205,510          $   63,818
                                          =================================================================================

Unit value                                     $     8.61          $     5.42         $     6.91          $     6.02
                                          =================================================================================

Units outstanding                                     173             112,293             29,741              10,601
                                          =================================================================================

SEE ACCOMPANYING NOTES

                                          -------------------------------------------------------------------------------
                                                                      SERVICE CLASS 2 NON-AFFILIATED
                                          -------------------------------------------------------------------------------

                                             VIP OVERSEAS       VIP INVESTMENT     VIP INVESTMENT       VIP ASSET MANAGER
                                             (ANNUICHOICE        GRADE BOND          GRADE BOND          (IQ ANNUITY
                                                (TM))           (IQ ANNUITY(TM))   (ANNUICHOICE(TM))        (TM))
                                              DIVISION             DIVISION          DIVISION              DIVISION
                                          -------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $   69,487          $1,694,463         $  404,194          $  228,239

Receivable from (payable to) the general
  account of National Integrity                       (10)                537               (108)                (21)
                                          -------------------------------------------------------------------------------

NET ASSETS                                     $   69,477          $1,695,000         $  404,086          $  228,218
                                          ===============================================================================

Unit value                                     $     7.52          $    11.30         $    11.17          $     8.82
                                          ===============================================================================
Units outstanding                                   9,239             150,000             36,176              25,875
                                          ===============================================================================

SEE ACCOMPANYING NOTES

                                          --------------------------------------------------------------------------------------
                                                                         SERVICE CLASS 2 NON-AFFILIATED
                                          -------------------------------------------------------------------------------------

                                              VIP ASSET MANAGER    VIP INDEX 500     VIP INDEX 500    VIP ASSET MANAGER: GROWTH
                                              (ANNUICHOICE(TM))  (IQ ANNUITY(TM))  (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                 DIVISION            DIVISION         DIVISION             DIVISION
                                          --------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $  104,022          $  576,945         $  285,431          $  150,624

Receivable from (payable to) the general
  account of National Integrity                       (41)               (228)                47                 (63)
                                          --------------------------------------------------------------------------------------

NET ASSETS                                     $  103,981          $  576,717         $  285,478          $  150,561
                                          ======================================================================================

Unit value                                     $     9.15          $     6.63         $     7.28          $     7.64
                                          ======================================================================================

Units outstanding                                  11,364              86,986             39,214              19,707
                                          ======================================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------
                                                                SERVICE CLASS 2 NON-AFFILIATED
                                          --------------------------------------------------------------------------

                                            VIP ASSET MANAGER:    VIP BALANCED     VIP BALANCED      VIP CONTRAFUND
                                                GROWTH            (IQ ANNUITY      (ANNUICHOICE       (IQ ANNUITY
                                            (ANNUICHOICE(TM))        (TM))            (TM))               (TM))
                                               DIVISION            DIVISION         DIVISION            DIVISION
                                          --------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $   68,902          $  569,506         $  134,237          $  990,123

Receivable from (payable to) the general
  account of National Integrity                        37                 240                 58                (195)
                                           -------------------------------------------------------------------------

NET ASSETS                                     $   68,939          $  569,746         $  134,295          $  989,928
                                           =========================================================================

Unit value                                     $     8.55          $     8.55         $     9.15          $     8.00
                                           =========================================================================

Units outstanding                                   8,063              66,637             14,677             123,741
                                           =========================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------
                                                                SERVICE CLASS 2 NON-AFFILIATED
                                          --------------------------------------------------------------------------

                                            VIP CONTRAFUND    VIP CONTRAFUND      VIP GROWTH          VIP GROWTH
                                             (ANNUICHOICE     (GRANDMASTER      OPPORTUNITIES        OPPORTUNITIES
                                               (TM))            FLEX3(TM))     (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                              DIVISION          DIVISION           DIVISION             DIVISION
                                          --------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $  245,953          $    7,629         $    6,475          $   40,152

Receivable from (payable to) the general
  account of National Integrity                       (91)                  8                 (2)                 (7)
                                           -------------------------------------------------------------------------

NET ASSETS                                     $  245,862          $    7,637         $    6,473          $   40,145
                                           =========================================================================

Unit value                                     $     8.92          $     8.88         $     7.09          $     7.75
                                           =========================================================================

Units outstanding                                  27,563                 860                913               5,180
                                           =========================================================================

SEE ACCOMPANYING NOTES.

                                          --------------------------------------------------------------------------
                                                                SERVICE CLASS 2 NON-AFFILIATED
                                          --------------------------------------------------------------------------

                                             VIP GROWTH &     VIP GROWTH &        VIP GROWTH &           VIP MID
                                               INCOME           INCOME              INCOME                 CAP
                                           (IQ ANNUITY(TM))  (ANNUICHOICE(TM)) (GRANDMASTER FLEX3(TM)) (IQ ANNUITY(TM))
                                              DIVISION         DIVISION            DIVISION               DIVISION
                                          --------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $  495,087          $   58,543         $      917          $  910,979

Receivable from (payable to) the general
  account of National Integrity                       271                  (1)                (3)               (261)
                                          --------------------------------------------------------------------------

NET ASSETS                                     $  495,358          $   58,542         $      914          $  910,718
                                          ==========================================================================

Unit value                                     $     7.47          $     8.41         $     9.23          $     8.91
                                          ==========================================================================

Units outstanding                                  66,313               6,961                 99             102,213
                                          ==========================================================================

SEE ACCOMPANYING NOTES.

                                          -----------------------------------------------------------------------------------
                                                                      SERVICE CLASS 2 NON-AFFILIATED
                                          -----------------------------------------------------------------------------------

                                                                                                           VIP DYNAMIC CAPITAL
                                             VIP MID CAP         VIP MID CAP         VIP AGGRESSIVE GROWTH   APPRECIATION
                                           (ANNUICHOICE(TM)) (GRANDMASTER FLEX3(TM) )   (IQ ANNUITY(TM))    (IQ ANNUITY(TM))
                                              DIVISION           DIVISION               DIVISION               DIVISION
                                          -----------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $  223,942          $    5,458         $   45,554          $  287,925

Receivable from (payable to) the general
  account of National Integrity                        63                   1                 15                 (91)
                                          -----------------------------------------------------------------------------------

NET ASSETS                                     $  224,005          $    5,459         $   45,569          $  287,834
                                          ===================================================================================

Unit value                                     $     9.24          $     8.92         $     7.40          $    11.32
                                          ===================================================================================

Units outstanding                                  24,243                 612              6,158              25,427
                                          ===================================================================================

SEE ACCOMPANYING NOTES.

                                           -----------------------
                                              SERVICE CLASS 2
                                                                   ------------------------------------------------------------
                                               NON-AFFILIATED                        SERVICE SHARES NON-AFFILIATED
                                           ----------------------- ------------------------------------------------------------

                                            VIP DYNAMIC CAPITAL
                                               APPRECIATION        JANUS ASPEN GROWTH  JANUS ASPEN GROWTH   JANUS ASPEN GROWTH
                                             (ANNUICHOICE(TM))     (IQ ANNUITY(TM))    (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                DIVISION              DIVISION           DIVISION             DIVISION
                                           ----------------------- ------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $   26,072          $   86,485           $   25,977          $    1,410

Receivable from (payable to) the general
  account of National Integrity                        10                 (26)                   6                   -
                                           ------------------------------------------------------------------------------------

NET ASSETS                                     $   26,082          $   86,459           $   25,983          $    1,410
                                           ====================================================================================

Unit value                                     $     9.20          $     4.92           $     6.63          $     5.64
                                           ====================================================================================

Units outstanding                                   2,835              17,573                3,919                 250
                                           ====================================================================================

SEE ACCOMPANYING NOTES.

                                         ------------------------------------------------------------------------------------------
                                                                          SERVICE SHARES NON-AFFILIATED
                                         ------------------------------------------------------------------------------------------

                                         JANUS ASPEN AGGRESSIVE  JANUS ASPEN AGGRESSIVE  JANUS ASPEN AGGRESSIVE  JANUS ASPEN CAPITAL
                                              GROWTH                   GROWTH                  GROWTH              APPRECIATION
                                          (IQ ANNUITY(TM))        (ANNUICHOICE(TM))        (GRANDMASTER(TM))      (IQ ANNUITY(TM))
                                             DIVISION                 DIVISION                DIVISION               DIVISION
                                         ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
(aggregate cost of $256,260,238)               $   49,765          $    4,197            $   33,067             $  198,553

Receivable from (payable to) the general
account of National Integrity                          10                   5                    (7)                    95
                                         ------------------------------------------------------------------------------------------

NET ASSETS                                     $   49,775          $    4,202            $   33,060             $  198,648
                                         ==========================================================================================

Unit value                                     $     4.98          $     6.66            $     5.34             $     6.63
                                         ==========================================================================================

Units outstanding                                   9,995                 631                 6,191                 29,962
                                         ==========================================================================================

SEE ACCOMPANYING NOTES.

                                          ------------------------------------------------------------------------------------------
                                                                         SERVICE SHARES NON-AFFILIATED
                                           -----------------------------------------------------------------------------------------

                                          JANUS ASPEN CAPITAL  JANUS ASPEN CAPITAL
                                            APPRECIATION        APPRECIATION        JANUS ASPEN CORE EQUITY  JANUS ASPEN CORE EQUITY
                                          (ANNUICHOICE(TM))    (GRANDMASTER(TM))      (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                             DIVISION             DIVISION                DIVISION                 DIVISION
                                          ------------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $    9,710          $  183,870         $   78,950              $   22,327


Receivable from (payable to) the
  general account of National Integrity                 6                 (57)                55                      11
                                          ------------------------------------------------------------------------------------------

NET ASSETS                                     $    9,716          $  183,813         $   79,005              $   22,338
                                          ==========================================================================================

Unit value                                     $     8.34          $     6.91         $     6.90              $     8.07
                                          ==========================================================================================

Units outstanding                                   1,165              26,601             11,450                   2,768
                                          ==========================================================================================

SEE ACCOMPANYING NOTES.

                                           -------------------------------------------------------------------------
                                                                 SERVICE SHARES NON-AFFILIATED
                                           -------------------------------------------------------------------------

                                                                 JANUS ASPEN       JANUS ASPEN          JANUS ASPEN
                                            JANUS ASPEN CORE     INTERNATIONAL   INTERNATIONAL        INTERNATIONAL
                                                EQUITY             GROWTH           GROWTH                GROWTH
                                           (GRANDMASTER(TM))   (IQ ANNUITY(TM))  (ANNUICHOICE(TM))   (GRANDMASTER(TM))
                                               DIVISION          DIVISION           DIVISION            DIVISION
                                           -------------------------------------------------------------------------
ASSETS
Investments, at value
(aggregate cost of $256,260,238)               $   44,788          $   64,849         $   67,513          $   40,194


Receivable from (payable to) the general
account of National Integrity                          15                 (36)               (40)                 10
                                           -------------------------------------------------------------------------

NET ASSETS                                     $   44,803          $   64,813         $   67,473          $   40,204
                                           =========================================================================

Unit value                                     $     7.05          $     5.55         $     7.35          $     5.98
                                           =========================================================================

Units outstanding                                   6,355              11,678              9,180               6,723
                                           =========================================================================

SEE ACCOMPANYING NOTES.

                                           ---------------------------------------------------------------------------------
                                                                   SERVICE SHARES NON-AFFILIATED
                                           ---------------------------------------------------------------------------------

                                           JANUS ASPEN INTERNATIONAL
                                                 GROWTH                JANUS ASPEN        JANUS ASPEN        JANUS ASPEN
                                               (GRANDMASTER           STRATEGIC VALUE    STRATEGIC VALUE    STRATEGIC VALUE
                                                FLEX3(TM))           (IQ ANNUITY(TM))   (ANNUICHOICE(TM))   (GRANDMASTER(TM))
                                                DIVISION                DIVISION            DIVISION           DIVISION
                                           ---------------------------------------------------------------------------------
ASSETS
Investments, at value
(aggregate cost of $256,260,238)               $    1,519          $  161,127            $   92,114          $  145,841


Receivable from (payable to) the general
account of National Integrity                           1                  60                   (60)                (87)
                                           ---------------------------------------------------------------------------------

NET ASSETS                                     $    1,520          $  161,187            $   92,054          $  145,754
                                           =================================================================================

Unit value                                     $     8.13          $     6.85            $     7.19          $     6.87
                                           =================================================================================

Units outstanding                                     187              23,531                12,803              21,216
                                           =================================================================================

SEE ACCOMPANYING NOTES.

                                           --------------------------------------------------------------------------------------
                                                                       SERVICE SHARES NON-AFFILIATED
                                           --------------------------------------------------------------------------------------

                                           JANUS ASPEN STRATEGIC     JANUS ASPEN        JANUS ASPEN             JANUS ASPEN
                                                  VALUE                BALANCED          BALANCED                 BALANCED
                                           (GRANDMASTER FLEX3(TM)) (ANNUICHOICE(TM))  (GRANDMASTER(TM))     (GRANDMASTER FLEX3(TM))
                                                 DIVISION              DIVISION          DIVISION                DIVISION
                                           --------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $    3,537          $  130,841            $  314,148          $   14,533

Receivable from (payable to) the general
  account of National Integrity                         2                 (49)                  (19)                 (1)
                                           --------------------------------------------------------------------------------------

NET ASSETS                                     $    3,539          $  130,792            $  314,129          $   14,532
                                           ======================================================================================

Unit value                                     $     8.08          $     9.24            $     8.81          $     9.43
                                           ======================================================================================

Units outstanding                                     438              14,155                35,656               1,541
                                           ======================================================================================

SEE ACCOMPANYING NOTES.

                                           -----------------------------------------------------------------------------------------
                                                                        SERVICE SHARES NON-AFFILIATED
                                           -----------------------------------------------------------------------------------------

                                                                 JANUS ASPEN WORLDWIDE  JANUS ASPEN WORLDWIDE  JANUS ASPEN WORLDWIDE
                                           JANUS ASPEN BALANCED        GROWTH                  GROWTH                GROWTH
                                              (IQ3(TM))           (ANNUICHOICE(TM))        (IQ ANNUITY(TM))      (GRANDMASTER(TM))
                                              DIVISION               DIVISION                DIVISION                 DIVISION
                                           -----------------------------------------------------------------------------------------
ASSETS
Investments, at value
(aggregate cost of $256,260,238)               $   11,430          $   44,604            $  215,849            $   56,820


Receivable from (payable to) the general
account of National Integrity                           2                  14                  (138)                   12
                                           -----------------------------------------------------------------------------------------

NET ASSETS                                     $   11,432          $   44,618            $  215,711            $   56,832
                                           =========================================================================================

Unit value                                     $     9.34          $     7.00            $     6.24            $     6.09
                                           =========================================================================================

Units outstanding                                   1,224               6,374                34,569                 9,332
                                           =========================================================================================

SEE ACCOMPANYING NOTES.

                                           --------------------------------------------------------------------------------------
                                                                       CLASS 1B SHARES NON-AFFILIATED
                                           --------------------------------------------------------------------------------------
                                           PUTNAM VT GROWTH &   PUTNAM VT GROWTH &    PUTNAM VT GROWTH &     PUTNAM VT GROWTH &
                                               INCOME                INCOME                 INCOME                INCOME
                                           (ANNUICHOICE(TM))     (IQ ANNUITY(TM))     (GRANDMASTER(TM))     (GRANDMASTER FLEX3(TM))
                                              DIVISION               DIVISION              DIVISION               DIVISION
                                           --------------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $256,260,238)             $  102,757          $  452,796           $   70,342          1$    5,362

Receivable from (payable to) the general
  account of National Integrity                       (22)               (111)                  38                   -
                                           --------------------------------------------------------------------------------------

NET ASSETS                                     $  102,735          $  452,685           $   70,380          $    5,362
                                           ======================================================================================

Unit value                                     $     7.87          $     7.23           $     7.66          $     8.62
                                           ======================================================================================

Units outstanding                                  13,054              62,612                9,188                 622
                                           ======================================================================================

SEE ACCOMPANYING NOTES.

                                           -------------------------------------------------------------------------------------
                                                                    CLASS 1B SHARES NON-AFFILIATED
                                           -------------------------------------------------------------------------------------

                                              PUTNAM VT            PUTNAM VT          PUTNAM VT               PUTNAM VT
                                            INTERNATIONAL       INTERNATIONAL       INTERNATIONAL           INTERNATIONAL
                                               GROWTH               GROWTH             GROWTH                   GROWTH
                                           (ANNUICHOICE(TM))    (IQ ANNUITY(TM))    (GRANDMASTER(TM))    (GRANDMASTER FLEX3(TM))
                                               DIVISION             DIVISION           DIVISION                 DIVISION
                                           -------------------------------------------------------------------------------------
ASSETS
Investments, at value
(aggregate cost of $256,260,238)               $  116,190          $  190,595         $  190,630          $    3,621


Receivable from (payable to) the general
account of National Integrity                         (17)                210                (30)                  -
                                           -------------------------------------------------------------------------------------

NET ASSETS                                     $  116,173          $  190,805         $  190,600          $    3,621
                                           =====================================================================================

Unit value                                     $     7.80          $     7.21         $     7.19          $     8.46
                                           =====================================================================================

Units outstanding                                  14,894              26,464             26,509                 428
                                           =====================================================================================

SEE ACCOMPANYING NOTES.

                                                   ---------------------------------------------------------
                                                                  CLASS 1B SHARES NON-AFFILIATED
                                                   ---------------------------------------------------------

                                                   PUTNAM VT SMALL   PUTNAM VT SMALL       PUTNAM VT SMALL
                                                   CAP VALUE            CAP VAPUE              CAP VALUE
                                                  (ANNUICHOICE(TM))   (IQ ANNUITY(TM))      (GRANDMASTER(TM))
                                                          DIVISION       DIVISION              DIVISION
                                                   ---------------------------------------------------------
ASSETS
Investments, at value
(aggregate cost of $256,260,238)                      $ 219,084    $ 315,031               $ 1,476,987

Receivable from (payable to) the general
account of National Integrity                                 4           32                      (813)
                                                   ---------------------------------------------------------

NET ASSETS                                            $ 219,088    $ 315,063               $ 1,476,174
                                                   =========================================================

Unit value                                            $    8.20    $    8.38               $      8.40
                                                   =========================================================

Units outstanding                                        26,718       37,597                   175,735
                                                   =========================================================

SEE ACCOMPANYING NOTES.

                                                                      CLASS 1B SHARES NON-AFFILIATED
                                           -----------------------------------------------------------------------------------------
                                             PUTNAM VT SMALL CAP                                                   PUTNAM VT VOYAGER
                                                    VALUE            PUTNAM VT VOYAGER II   PUTNAM VT VOYAGER II          II
                                           (GRANDMASTER FLEX3(TM))    (ANNUICHOICE(TM))       (IQ ANNUITY(TM))     (GRANDMASTER(TM))
                                                   DIVISION               DIVISION                DIVISION             DIVISION
                                           -----------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)         $                 2,330   $             27,655   $             77,579   $         276,301

Receivable from (payable to) the general
  account of National Integrity                                  2                     14                     55                  20
                                           -----------------------------------------------------------------------------------------

NET ASSETS                                 $                 2,332   $             27,669   $             77,634   $         276,321
                                           =========================================================================================

Unit value                                 $                  7.96   $               6.31   $               7.60   $            5.51
                                           =========================================================================================

Units outstanding                                              293                  4,385                 10,215              50,149
                                           =========================================================================================

SEE ACCOMPANYING NOTES.

                                                                 CLASS B SHARES NON-AFFILIATED
                          ---------------------------------------------------------------------------------------------------------
                          SCUDDER EAFE EQUITY INDEX   SCUDDER EQUITY 500 INDEX   SCUDDER EQUITY 500 INDEX   SCUDDER SMALL CAP INDEX
                                  (IQ3(TM))           (GRANDMASTER FLEX3(TM))           (IQ3(TM))                   (IQ3(TM))
                                  DIVISION                    DIVISION                  DIVISION                    DIVISION
                          ---------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of
  $256,260,238)           $                      42   $                 41,549   $                 35,058   $                 9,888

Receivable from
  (payable to) the
  general account of
  National Integrity                            (42)                        17                         (5)                       (3)
                          ---------------------------------------------------------------------------------------------------------

NET ASSETS                $                    --     $                 41,566   $                 35,053   $                 9,885
                          =========================================================================================================

Unit value                $                    --     $                   8.62   $                   8.35   $                  7.61
                          =========================================================================================================

Units outstanding                              --                        4,822                      4,198                     1,299
                          =========================================================================================================

SEE ACCOMPANYING NOTES.

                                                    CLASS B SHARES NON-AFFILIATED
                                           ------------------------------------------------
                                           SCUDDER VIT EAFE EQUITY   SCUDDER VIT EQUITY 500
                                                    INDEX                     INDEX
                                              (ANNUICHOICE(TM))         (ANNUICHOICE(TM))
                                                   DIVISION                  DIVISION
                                           ------------------------------------------------
ASSETS

Investments, at value
  (aggregate cost of $256,260,238)         $                12,011   $               216,644

Receivable from (payable to) the general
  account of National Integrity                                  4                        34
                                           -------------------------------------------------

NET ASSETS                                 $                12,015   $               216,678
                                           =================================================

Unit value                                 $                  7.92   $                  8.40
                                           =================================================

Units outstanding                                            1,517                    25,795
                                           =================================================

SEE ACCOMPANYING NOTES.

         Separate Account I of National Integrity Life Insurance Company

                             Statement of Operations

                         Periods Ended December 31, 2002

                                                                                                     BARON SMALL CAP
                                                          BARON SMALL CAP     BARON SMALL CAP    (GRANDMASTER FLEX3(TM))
                                                          (ANNUICHOICE(TM))   (IQ ANNUITY(TM))          DIVISION
                                              TOTAL           DIVISION            DIVISION           -SEPTEMBER 30*-
                                          ------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                    $   5,989,816   $               -   $              -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                    3,414,301                 528              5,709                         2
  Bonus rider fee                                34,963                 213                195                         -
  Death benefit rider fee                         7,824                 107                 39                         -
                                          ------------------------------------------------------------------------------
  TOTAL EXPENSES                              3,457,088                 848              5,943                         2
                                          ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                  2,532,728                (848)            (5,943)                       (2)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                          (30,377,764)             (5,363)               927                         -
  Net unrealized appreciation
    (depreciation) of investments:
      Beginning of period                   (32,240,440)              1,085             16,090                         -
      End of period                         (43,317,463)               (618)           (67,388)                      (42)
                                          ------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period        (11,077,023)             (1,703)           (83,478)                      (42)
                                          ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                            (41,454,787)             (7,066)           (82,551)                      (42)
                                          ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $ (38,922,059)  $          (7,914)  $        (88,494)  $                   (44)
                                          ==============================================================================

                                           GABELLI LARGE       GABELLI LARGE     GABELLI LARGE CAP VALUE
                                              CAP VALUE          CAP VALUE       (GRANDMASTER FLEX3(TM))
                                          (ANNUICHOICE(TM))   (IQ ANNUITY(TM))          DIVISION
                                              DIVISION            DIVISION          -SEPTEMBER 30*-
                                          --------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                    $              98   $            141   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                            1,168              3,618                        12
  Bonus rider fee                                       494                  6                         -
  Death benefit rider fee                               123                 40                         -
                                          --------------------------------------------------------------
  TOTAL EXPENSES                                      1,785              3,664                        12
                                          --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         (1,687)            (3,523)                      (12)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                  (32,317)           (68,183)                        -
  Net unrealized appreciation
    (depreciation) of investments:
      Beginning of period                             1,819                195                         -
      End of period                                  (2,465)           (30,012)                     (619)
                                          --------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                 (4,284)           (30,207)                     (619)
                                          --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                    (36,601)           (98,390)                     (619)
                                          --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $         (38,288)  $       (101,913)  $                  (631)
                                          ==============================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                                       THIRD AVENUE
                                      HARRIS BRETALL                                                       VALUE
                                      EQUITY GROWTH    HARRIS BRETALL   THIRD AVENUE    THIRD AVENUE    (GRANDMASTER    TOUCHSTONE
                                     (ANNUICHOICE(TM)) EQUITY GROWTH       VALUE            VALUE        FLEX3(TM))     BALANCED (IQ
                                         DIVISION     (IQ ANNUITY(TM)) (ANNUICHOICE(TM) (IQ ANNUITY(TM))  DIVISION      ANNUITY(TM))
                                       -JANUARY 7*-     DIVISION          DIVISION        DIVISION     -SEPTEMBER 30*-    DIVISION
                                     -----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends               $          -      $        -      $    5,907      $   17,805      $        -      $    5,132

EXPENSES
   Mortality and expense risk and
     administrative charges                     46           2,100           2,764          12,721               8           2,797
   Bonus rider fee                              21               -           1,201             239              14               -
   Death benefit rider fee                       1               -             194             130               -             100
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES                               68           2,100           4,159          13,090              22           2,897
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                   (68)         (2,100)          1,748           4,715             (22)          2,235

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
     Net realized gain (loss) on
      sales of investments                    (812)        (58,112)        (22,538)        (16,571)              -          (5,365)
     Net unrealized appreciation
      (depreciation) of investments:
       Beginning of period                       -           1,246           7,340          15,563               -          (1,954)
       End of period                        (1,371)        (13,586)        (41,620)       (201,395)            (76)        (19,389)
                                      --------------------------------------------------------------------------------------------
   Change in net unrealized
    appreciation (depreciation)
    during the period                       (1,371)        (14,832)        (48,960)       (216,958)            (76)        (17,435)
                                      --------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS                   (2,183)        (72,944)        (71,498)       (233,529)            (76)        (22,800)
                                      --------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                  $     (2,251)     $  (75,044)     $  (69,750)     $ (228,814)     $      (98)     $  (20,565)
                                      ============================================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                         TOUCHSTONE
                                                          BALANCED                                      TOUCHSTONE BOND  TOUCHSTONE
                                         TOUCHSTONE     (GRANDMASTER                   TOUCHSTONE BOND    (GRANDMASTER     EMERGING
                                          BALANCED        FLEX3(TM))   TOUCHSTONE BOND (ANNUICHOICE(TM))   FLEX3(TM))    GROWTH (IQ
                                      (ANNUICHOICE(TM))   DIVISION    (IQ ANNUITY(TM))   DIVISION           DIVISION    ANNUITY(TM))
                                          DIVISION     -SEPTEMBER 30*-    DIVISION     -FEBRUARY 28*-   -SEPTEMBER 30*-  DIVISION
                                       --------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                  $      159      $       33      $   36,473      $   13,624      $    1,963      $    9,275

EXPENSES
  Mortality and expense risk and
   administrative charges                        49               1           4,447             600              53           1,418
  Bonus rider fee                                29               -              24             638               -              13
  Death benefit rider fee                        27               -             141              72               -              25
                                         ------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                105               1           4,612           1,310              53           1,456
                                         ------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     54              32          31,861          12,314           1,910           7,819

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
    Net realized gain (loss) on sales
     of investments                          (1,298)              -          (2,339)          2,601               -         (15,326)
    Net unrealized appreciation
      (depreciation) of investments:
       Beginning of period                      (35)              -          (7,135)              -               -             151
       End of period                             48             (27)        (16,146)        (10,562)         (1,513)        (26,926)
                                         ------------------------------------------------------------------------------------------
    Change in net unrealized
     appreciation
     (depreciation) during the period            83             (27)         (9,011)        (10,562)         (1,513)        (27,077)
                                         ------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                       (1,215)            (27)        (11,350)         (7,961)         (1,513)        (42,403)
                                         ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS       $   (1,161)     $        5      $   20,511      $    4,353      $      397      $  (34,584)
                                         ==========================================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                TOUCHSTONE                             TOUCHSTONE       TOUCHSTONE LARGE
                                             EMERGING GROWTH        TOUCHSTONE         ENHANCED 30         CAP GROWTH
                                             (ANNUICHOICE(TM))     ENHANCED 30      (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                                 DIVISION        (IQ ANNUITY(TM))       DIVISION            DIVISION
                                               -JANUARY 31*-         DIVISION        -SEPTEMBER 26*-      -JANUARY 7*-
                                             ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                       $           3,127   $            177   $             243   $              -

EXPENSES
  Mortality and expense risk and
    administrative charges                                 300                230                  25                 57
  Bonus rider fee                                          100                  -                  24                  -
  Death benefit rider fee                                    4                  -                   2                  -
                                             ---------------------------------------------------------------------------
  TOTAL EXPENSES                                           404                230                  51                 57
                                             ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             2,723                (53)                192                (57)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                       (74)            (4,329)                  1                (17)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                  -                314                   -                  -
        End of period                                  (10,388)            (1,328)               (338)            (2,141)
                                             ---------------------------------------------------------------------------
    Change in net unrealized
      appreciation (depreciation)
      during the period                                (10,388)            (1,642)               (338)            (2,141)
                                             ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                (10,462)            (5,971)               (337)            (2,158)
                                             ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $          (7,739)  $         (6,024)  $            (145)            (2,215)
                                             ===========================================================================

                                                                 TOUCHSTONE GROWTH &
                                             TOUCHSTONE GROWTH         INCOME
                                                 & INCOME         (ANNUICHOICE(TM))
                                             (IQ ANNUITY(TM))         DIVISION
                                                 DIVISION             -MAY 8*-
                                             ---------------------------------------
INVESTMENT INCOME
  Reinvested dividends                       $           3,030   $             1,186

EXPENSES
  Mortality and expense risk and
    administrative charges                                 284                   109
  Bonus rider fee                                           50                    60
  Death benefit rider fee                                    7                    36
                                             ---------------------------------------
  TOTAL EXPENSES                                           341                   205
                                             ---------------------------------------
NET INVESTMENT INCOME (LOSS)                             2,689                   981

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                    (2,566)                   45
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                               (388)                    -
        End of period                                   (3,926)               (1,604)
                                             ---------------------------------------
    Change in net unrealized
      appreciation (depreciation)
      during the period                                 (3,538)               (1,604)
                                             ---------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                 (6,104)               (1,559)
                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $          (3,415)  $              (578)
                                             =======================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                               TOUCHSTONE GROWTH &
                                                     INCOME               TOUCHSTONE         TOUCHSTONE       TOUCHSTONE HIGH
                                             (GRANDMASTER FLEX3(TM))     GROWTH/VALUE       GROWTH/VALUE           YIELD
                                                    DIVISION           (IQ ANNUITY(TM))   (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                                 -SEPTEMBER 30*-           DIVISION           DIVISION            DIVISION
                                             ---------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                       $                    63   $              -   $               -   $          9,080

EXPENSES
  Mortality and expense risk and
    administrative charges                                         -                173                  39              1,279
  Bonus rider fee                                                  -                  -                  16                 10
  Death benefit rider fee                                          -                 11                   -                 60
                                             ---------------------------------------------------------------------------------
  TOTAL EXPENSES                                                   -                184                  55              1,349
                                             ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      63               (184)                (55)             7,731

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               -               (745)               (165)            (2,871)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                        -                (20)                 41             (3,991)
        End of period                                            (68)            (2,124)             (1,074)            (7,868)
                                             ---------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           (68)            (2,104)             (1,115)            (3,877)
                                             ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                 (68)            (2,849)             (1,280)            (6,748)
                                             ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $                    (5)  $         (3,033)  $          (1,335)  $            983
                                             =================================================================================

                                              TOUCHSTONE HIGH        TOUCHSTONE HIGH
                                                   YIELD                  YIELD
                                             (ANNUICHOICE(TM))   (GRANDMASTER FLEX3(TM))
                                                  DIVISION               DIVISION
                                               -FEBRUARY 28*-         -SEPTEMBER 30*-
                                             -------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                       $           2,077   $                 6,467

EXPENSES
  Mortality and expense risk and
    administrative charges                                 110                        28
  Bonus rider fee                                            -                         9
  Death benefit rider fee                                    1                         -
                                             -------------------------------------------
  TOTAL EXPENSES                                           111                        37
                                             -------------------------------------------
NET INVESTMENT INCOME (LOSS)                             1,966                     6,430

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                        17                         -
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                  -                         -
        End of period                                   (1,136)                   (6,194)
                                             -------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                  (1,136)                   (6,194)
                                             -------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                        (1,119)                   (6,194)
                                             -------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $             847   $                   236
                                             ===========================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                                           TOUCHSTONE MONEY
                                                 TOUCHSTONE        TOUCHSTONE MONEY   TOUCHSTONE MONEY    MARKET (GRANDMASTER
                                            INTERNATIONAL EQUITY        MARKET             MARKET             FLEX3(TM))
                                              (IQ ANNUITY(TM))     (IQ ANNUITY(TM))   (ANNUICHOICE(TM))        DIVISION
                                                  DIVISION             DIVISION           DIVISION          -SEPTEMBER 30*-
                                            ---------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $                597   $         12,891   $           1,308   $                27

EXPENSES
  Mortality and expense risk and
    administrative charges                                 1,621             12,750                 953                    36
  Bonus rider fee                                              -                181                 584                    32
  Death benefit rider fee                                     35                 15                  39                     -
                                            ---------------------------------------------------------------------------------
TOTAL EXPENSES                                             1,656             12,946               1,576                    68
                                            ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              (1,059)               (55)               (268)                  (41)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      54,362                  -                   -                     -
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                               (3,479)                 3                   -                     -
        End of period                                     (7,886)                 3                   -                     -
                                            ---------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                    (4,407)                 -                   -                     -
                                            ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                          49,955                  -                   -                     -
                                            ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $             48,896   $            (55)  $            (268)  $               (41)
                                            =================================================================================

                                            TOUCHSTONE SMALL CAP   TOUCHSTONE SMALL CAP
                                                   VALUE                  VALUE
                                              (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                  DIVISION               DIVISION
                                            -------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $                  -   $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                   914                     93
  Bonus rider fee                                              -                      -
  Death benefit rider fee                                      9                      -
                                            -------------------------------------------
TOTAL EXPENSES                                               923                     93
                                            -------------------------------------------
NET INVESTMENT INCOME (LOSS)                                (923)                   (93)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                     (48,493)                   156
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                5,245                    219
        End of period                                      2,462                 (2,004)
                                            -------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                    (2,783)                (2,223)
                                            -------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                         (51,276)                (2,067)
                                            -------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $            (52,199)  $             (2,160)
                                            ===========================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                               TOUCHSTONE VALUE
                                            TOUCHSTONE VALUE         PLUS                 JPM BOND           JPM BOND
                                                  PLUS         (ANNUICHOICE(TM))   (GRANDMASTER FLEX3(TM))   (IQ3(TM))
                                            (IQ ANNUITY(TM))       DIVISION               DIVISION           DIVISION
                                                DIVISION          -APRIL 19*-          -SEPTEMBER 30*-       -MAY 7*-
                                            --------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $            304   $              99   $                     -   $       -

EXPENSES
  Mortality and expense risk and
    administrative charges                               231                  46                       254         237
  Bonus rider fee                                          -                  24                         -           5
  Death benefit rider fee                                  -                   5                         -          21
                                            --------------------------------------------------------------------------
  TOTAL EXPENSES                                         231                  75                       254         263
                                            --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              73                  24                      (254)       (263)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                  (3,593)               (646)                        2       1,000
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                              225                   -                         -           -
        End of period                                 (3,061)             (1,085)                    2,404         695
                                            --------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                (3,286)             (1,085)                    2,404         695
                                            --------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                      (6,879)             (1,731)                    2,406       1,695
                                            --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $         (6,806)  $          (1,707)  $                 2,152   $   1,432
                                            ==========================================================================

                                                                  JPM INTERNATIONAL
                                                JPM BOND            OPPORTUNITIES
                                            (ANNUICHOICE(TM))  (GRANDMASTER FLEX3(TM))
                                                DIVISION              DIVISION
                                                -MAY 8*-           -SEPTEMBER 30*-
                                            ------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $               -  $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                760                       12
  Bonus rider fee                                         628                        -
  Death benefit rider fee                                 267                        -
                                            ------------------------------------------
  TOTAL EXPENSES                                        1,655                       12
                                            ------------------------------------------
NET INVESTMENT INCOME (LOSS)                           (1,655)                     (12)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      128                        -
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                 -                        -
        End of period                                   9,079                      111
                                            ------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                  9,079                      111
                                            ------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                        9,207                      111
                                            ------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $           7,552  $                    99
                                            ==========================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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

                                            JPM INTERNATIONAL   JPM INTERNATIONAL
                                              OPPORTUNITIES       OPPORTUNITIES        JPM MID CAP VALUE      JPM MID CAP VALUE
                                                (IQ3(TM))       (ANNUICHOICE(TM))   (GRANDMASTER FLEX3(TM))       (IQ3(TM))
                                                DIVISION            DIVISION               DIVISION               DIVISION
                                                -MAY 7*-            -MAY 8*-            -SEPTEMBER 30*-           -MAY 7*-
                                            -----------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $               -   $               -   $                     -    $              -

EXPENSES
  Mortality and expense risk and
    administrative charges                              1,201                   1                         8                  73
  Bonus rider fee                                           -                   1                        19                   -
  Death benefit rider fee                                   -                   -                         -                   8
                                            -----------------------------------------------------------------------------------
  TOTAL EXPENSES                                        1,201                   2                        27                  81
                                            -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           (1,201)                 (2)                      (27)                (81)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                  124,753                   -                         -                   5
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                 -                   -                         -                   -
        End of period                                     336                  22                      (111)                425
                                            -----------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) during the period                        336                  22                      (111)                425
                                            -----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                      125,089                  22                      (111)                430
                                            -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $         123,888   $              20   $                  (138)   $            349
                                            ===================================================================================


                                                                   VAN KAMPEN
                                            JPM MID CAP VALUE      BANDWIDTH &
                                            (ANNUICHOICE(TM))   TELECOMMUNICATIONS
                                                DIVISION            DIVISION
                                                -MAY 8*-         -FEBRUARY 25*-
                                            --------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $               -   $            3,825

EXPENSES
  Mortality and expense risk and
    administrative charges                                  1                   35
  Bonus rider fee                                           1                   21
  Death benefit rider fee                                   -                    -
                                            --------------------------------------
  TOTAL EXPENSES                                            2                   56
                                            --------------------------------------
NET INVESTMENT INCOME (LOSS)                               (2)               3,769

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                        -                 (129)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                 -                    -
        End of period                                      16               (6,645)
                                            --------------------------------------
Change in net unrealized appreciation
  (depreciation) during the period                         16               (6,645)
                                            --------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                           16               (6,774)
                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $              14   $           (3,005)
                                            ======================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                                              VAN KAMPEN
                                                VAN KAMPEN          VAN KAMPEN          VAN KAMPEN          BIOTECHNOLOGY &
                                                BANDWIDTH &       BIOTECHNOLOGY &    BIOTECHNOLOGY &        PHARMACEUTICAL
                                            TELECOMMUNICATIONS    PHARMACEUTICAL     PHARMACEUTICAL     (GRANDMASTER FLEX3(TM))
                                             (IQ ANNUITY(TM))    (ANNUICHOICE(TM))   (IQ ANNUITY(TM))          DIVISION
                                                 DIVISION            DIVISION            DIVISION           -SEPTEMBER 30*-
                                            -----------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $           12,011   $             347   $          4,524   $                    14

EXPENSES
  Mortality and expense risk and
    administrative charges                                  75                 183              3,640                         2
  Bonus rider fee                                            -                  92                  4                         -
  Death benefit rider fee                                    1                   2                  -                         -
                                            -----------------------------------------------------------------------------------
  TOTAL EXPENSES                                            76                 277              3,644                         2
                                            -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            11,935                  70                880                        12

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                    (1,851)               (269)          (134,208)                        -
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                  4                  67              4,340                         -
        End of period                                  (14,343)             (2,733)           (13,957)                     (128)
                                            -----------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                 (14,347)             (2,800)           (18,297)                     (128)
                                            -----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                       (16,198)             (3,069)          (152,505)                     (128)
                                            -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $           (4,263)  $          (2,999)  $       (151,625)  $                  (116)
                                            ===================================================================================

                                                                           VAN KAMPEN
                                              VAN KAMPEN EMERGING       EMERGING MARKETS
                                                 MARKETS DEBT                 DEBT
                                            (GRANDMASTER FLEX3(TM))         (IQ3(TM))
                                                   DIVISION                 DIVISION
                                                -SEPTEMBER 30*-             -MAY 7*-
                                            --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $                   273   $            1,608

EXPENSES
  Mortality and expense risk and
    administrative charges                                        1                  151
  Bonus rider fee                                                 5                    -
  Death benefit rider fee                                         -                   13
                                            --------------------------------------------
  TOTAL EXPENSES                                                  6                  164
                                            --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    267                1,444

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              -                    2
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                       -                    -
        End of period                                          (278)                 181
                                            --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                         (278)                 181
                                            --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                               (278)                 183
                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $                   (11)  $            1,627
                                            ============================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                              VAN KAMPEN MS HIGH                             VAN KAMPEN MS
                                                 TECH 35 INDEX          VAN KAMPEN MS      U.S. MULTINATIONAL   VAN KAMPEN MS U.S.
                                            (GRANDMASTER FLEX3(TM))   HIGH-TECH 35 INDEX   (ANNUICHOICE(TM))      MULTINATIONAL
                                                   DIVISION            (IQ ANNUITY(TM))        DIVISION          (IQ ANNUITY(TM))
                                                -SEPTEMBER 30*-            DIVISION           -JULY 23*-            DIVISION
                                            --------------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $                    14   $              155   $              197   $            1,023

EXPENSES
  Mortality and expense risk and
    administrative charges                                        2                  444                   35                  580
  Bonus rider fee                                                 -                    -                   10                    -
  Death benefit rider fee                                         -                    -                    6                   27
                                            --------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                  2                  444                   51                  607
                                            --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     12                 (289)                 146                  416

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              -              (21,943)                   4              (12,496)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                       -                   21                    -                  (29)
        End of period                                          (190)              (1,245)                 110               (7,939)
                                            --------------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                         (190)              (1,266)                 110               (7,910)
                                            --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                               (190)             (23,209)                 114              (20,406)
                                            --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $                  (178)  $          (23,498)  $              260   $          (19,990)
                                            ======================================================================================

                                                VAN KAMPEN U.S.       VAN KAMPEN U.S.
                                                  REAL ESTATE           REAL ESTATE
                                            (GRANDMASTER FLEX3(TM))      (IQ3(TM))
                                                   DIVISION              DIVISION
                                                -SEPTEMBER 30*-          -MAY 7*-
                                            -----------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $                   154   $         3,341

EXPENSES
  Mortality and expense risk and
    administrative charges                                        5               492
  Bonus rider fee                                                 4                 3
  Death benefit rider fee                                         -                 -
                                            -----------------------------------------
  TOTAL EXPENSES                                                  9               495
                                            -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                    145             2,846

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              -              (855)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                       -                 -
        End of period                                           (81)           (6,938)
                                            -----------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                          (81)           (6,938)
                                            -----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                (81)           (7,793)
                                            -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $                    64   $        (4,947)
                                            =========================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                       INITIAL CLASS
                                                         ---------------------------------------------------------------------------
                                       VAN KAMPEN U.S.
                                         REAL ESTATE
                                      (ANNUICHOICE(TM))  VIP MONEY MARKET    VIP HIGH INCOME   VIP EQUITY-INCOME     VIP GROWTH
                                          DIVISION       (GRANDMASTER(TM))  (GRANDMASTER(TM))  (GRANDMASTER(TM))  (GRANDMASTER(TM))
                                          -MAY 8*-           DIVISION            DIVISION          DIVISION           DIVISION
                                      -----------------  ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                $           3,520  $         451,166  $       1,289,608  $       1,594,729  $          72,641

EXPENSES
  Mortality and expense risk and
    administrative charges                          147            359,920            138,967            482,549            360,740
  Bonus rider fee                                   102                  -                  -                  -                  -
  Death benefit rider fee                            18                  -                  -                  -                  -
                                      -----------------  ---------------------------------------------------------------------------
  TOTAL EXPENSES                                    267            359,920            138,967            482,549            360,740
                                      -----------------  ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      3,253             91,246          1,150,641          1,112,180           (288,099)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on
      sales of investments                         (337)                 -         (2,789,703)        (2,659,030)        (6,078,725)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                           -             11,413         (1,900,188)        (1,724,368)       (13,138,814)
        End of period                            (1,508)            11,413            (82,774)        (7,441,560)       (16,991,335)
                                      -----------------  ---------------------------------------------------------------------------
  Change in net unrealized
    appreciation (depreciation)
    during the period                            (1,508)                 -          1,817,414         (5,717,192)        (3,852,521)
                                      -----------------  ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                          (1,845)                 -           (972,289)        (8,376,222)        (9,931,246)
                                      -----------------  ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS  RESULTING FROM OPERATIONS   $           1,408  $          91,246  $         178,352  $      (7,264,042) $     (10,219,345)
                                      =================  ===========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                              INITIAL CLASS
                                            --------------------------------------------------------------------------------

                                                                VIP II INVESTMENT
                                              VIP OVERSEAS         GRADE BOND       VIP II ASSET MANAGER   VIP II INDEX 500
                                            (GRANDMASTER(TM))   (GRANDMASTER(TM))    (GRANDMASTER(TM))     (GRANDMASTER(TM))
                                                 DIVISION           DIVISION              DIVISION              DIVISION
                                            --------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $          67,466   $         302,146   $            542,723   $         307,058

EXPENSES
  Mortality and expense risk and
    administrative charges                            105,781             113,671                174,916             375,792
  Bonus rider fee                                           -                   -                      -                   -
  Death benefit rider fee                                   -                   -                      -                   -
                                            --------------------------------------------------------------------------------
  TOTAL EXPENSES                                      105,781             113,671                174,916             375,792
                                            --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          (38,315)            188,475                367,807             (68,734)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                               (1,177,693)             74,189               (774,322)         (6,020,334)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                          (548,527)             93,243             (2,011,659)         (3,512,208)
        End of period                              (1,173,836)            538,918             (3,080,945)         (4,255,130)
                                            --------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                 (625,309)            445,675             (1,069,286)           (742,922)
                                            --------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                   (1,803,002)            519,864             (1,843,608)         (6,763,256)
                                            --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $      (1,841,317)  $         708,339   $         (1,475,801)  $      (6,831,990)
                                            ================================================================================

                                                          INITIAL CLASS
                                            -----------------------------------------

                                            VIP II ASSET MANAGER:
                                                   GROWTH           VIP II CONTRAFUND
                                              (GRANDMASTER(TM))     (GRANDMASTER(TM))
                                                  DIVISION              DIVISION
                                            -----------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             153,876   $         248,180

EXPENSES
  Mortality and expense risk and
    administrative charges                                 61,656             420,229
  Bonus rider fee                                               -                   -
  Death benefit rider fee                                       -                   -
                                            -----------------------------------------
  TOTAL EXPENSES                                           61,656             420,229
                                            -----------------------------------------
NET INVESTMENT INCOME (LOSS)                               92,220            (172,049)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (1,339,515)         (5,376,265)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                            (1,673,377)         (6,175,789)
        End of period                                  (1,426,015)         (3,962,670)
                                            -----------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                      247,362           2,213,119
                                            -----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                       (1,092,153)         (3,163,146)
                                            -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $            (999,933)  $      (3,335,195)
                                            =========================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                  INITIAL CLASS
                                            ---------------------------------------------------------
                                             VIP III GROWTH                         VIP III GROWTH &
                                              OPPORTUNITIES     VIP III BALANCED         INCOME
                                            (GRANDMASTER(TM))   (GRANDMASTER(TM))   (GRANDMASTER(TM))
                                                DIVISION            DIVISION            DIVISION
                                            ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $          36,185   $         136,155   $         100,647

EXPENSES
  Mortality and expense risk and
    administrative charges                             43,184              59,415             101,060
  Bonus rider fee                                           -                   -                   -
  Death benefit rider fee                                   -                   -                   -
                                            ---------------------------------------------------------
  TOTAL EXPENSES                                       43,184              59,415             101,060
                                            ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           (6,999)             76,740                (413)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                 (621,483)           (256,701)         (1,391,360)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                          (318,867)           (265,506)         (1,055,171)
        End of period                                (571,237)           (544,453)         (1,194,192)
                                            ---------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period               (252,370)           (278,947)           (139,021)
                                            ---------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                     (873,853)           (535,648)         (1,530,381)
                                            ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (880,852)  $        (458,908)  $      (1,530,794)
                                            =========================================================

                                                                           SERVICE CLASS
                                            ---------------------------------------------------------------------------
                                                                                     MFS EMERGING
                                                                  MFS EMERGING          GROWTH          MFS INVESTORS
                                             VIP III MID CAP         GROWTH        (GRANDMASTER(TM))     GROWTH STOCK
                                            (GRANDMASTER(TM))   (IQ ANNUITY(TM))       DIVISION        (IQ ANNUITY(TM))
                                                DIVISION            DIVISION          -JULY 16*-           DIVISION
                                            ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $          34,344   $              -   $              -   $               -

EXPENSES
  Mortality and expense risk and
    administrative charges                             61,226              9,263                 49               1,058
  Bonus rider fee                                           -                227                  -                  16
  Death benefit rider fee                                   -                 84                  -                  18
                                            ---------------------------------------------------------------------------
  TOTAL EXPENSES                                       61,226              9,574                 49               1,092
                                            ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          (26,882)            (9,574)               (49)             (1,092)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                  (83,242)          (387,113)               (18)            (34,418)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                          (349,479)          (112,180)                 -              (8,504)
        End of period                                (877,968)           (30,383)              (297)             (1,343)
                                            ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period               (528,489)            81,797               (297)              7,161
                                            ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                     (611,731)          (305,316)              (315)            (27,257)
                                            ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (638,613)  $       (314,890)  $           (364)  $         (28,349)
                                            ===========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                 SERVICE CLASS
                                           ----------------------------------------------------------------------------------------
                                             MFS INVESTORS      MFS INVESTORS              MFS INVESTORS
                                             GROWTH STOCK       GROWTH STOCK               GROWTH STOCK
                                           (ANNUICHOICE(TM)) (GRANDMASTER FLEX3(TM))   (GRANDMASTER FLEX3(TM)   MFS INVESTORS TRUST
                                                DIVISION           DIVISION                  DIVISION            (IQ ANNUITY(TM))
                                               -JULY 23*-        -JANUARY 17*-            -SEPTEMBER 30*-            DIVISION
                                           ----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                     $              -  $                  -      $                    -   $               452

EXPENSES
  Mortality and expense risk and
    administrative charges                              110                   347                           5                 1,193
  Bonus rider fee                                        35                     -                           5                     -
  Death benefit rider fee                                 7                     -                           -                    38
                                           ----------------------------------------------------------------------------------------
  TOTAL EXPENSES                                        152                   347                          10                 1,231
                                           ----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           (152)                 (347)                        (10)                 (779)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                     11               (10,607)                          -                (2,522)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                               -                     -                           -                   125
        End of period                                  (541)               (2,395)                       (204)              (23,576)
                                           ----------------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                 (541)               (2,395)                       (204)              (23,701)
                                           ----------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                       (530)              (13,002)                       (204)              (26,223)
                                           ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $           (682) $            (13,349)     $                 (214)  $           (27,002)
                                           ========================================================================================

                                                         SERVICE CLASS
                                           -----------------------------------------

                                           MFS INVESTORS TRUST   MFS INVESTORS TRUST
                                            (ANNUICHOICE(TM))     (GRANDMASTER(TM))
                                                DIVISION              DIVISION
                                               -JUNE 30*-            -MARCH 19*-
                                           -----------------------------------------
INVESTMENT INCOME
  Reinvested dividends                     $                 -   $                25

EXPENSES
  Mortality and expense risk and
    administrative charges                                  76                   307
  Bonus rider fee                                            -                     -
  Death benefit rider fee                                    -                     -
                                           -----------------------------------------
  TOTAL EXPENSES                                            76                   307
                                           -----------------------------------------
NET INVESTMENT INCOME (LOSS)                               (76)                 (282)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      (945)               (1,349)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                  -                     -
        End of period                                     (134)               (3,102)
                                           -----------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                    (134)               (3,102)
                                           -----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                        (1,079)               (4,451)
                                           -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $            (1,155)  $            (4,733)
                                           =========================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                    SERVICE CLASS
                                            ------------------------------------------------------------

                                            MFS MID CAP GROWTH   MFS MID CAP GROWTH   MFS MID CAP GROWTH
                                             (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (GRANDMASTER(TM))
                                                 DIVISION             DIVISION             DIVISION
                                            ------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $                -   $                -   $                -

EXPENSES
  Mortality and expense risk and
    administrative charges                               1,900                  547                4,826
  Bonus rider fee                                            2                  225                    -
  Death benefit rider fee                                    -                   33                    -
                                            ------------------------------------------------------------
  TOTAL EXPENSES                                         1,902                  805                4,826
                                            ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            (1,902)                (805)              (4,826)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (97,875)             (13,651)            (309,014)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                             (8,766)               6,333              (58,716)
        End of period                                    6,318              (11,285)                 572
                                            ------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                  15,084              (17,618)              59,288
                                            ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                       (82,791)             (31,269)            (249,726)
                                            ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $          (84,693)   $         (32,074)  $         (254,552)
                                            ============================================================

                                                            SERVICE CLASS
                                            --------------------------------------------
                                              MFS MID CAP GROWTH
                                            (GRANDMASTER FLEX3(TM))   MFS NEW DISCOVERY
                                                   DIVISION            (IQ ANNUITY(TM))
                                                -SEPTEMBER 30*-           DIVISION
                                            --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $                     -   $                -

EXPENSES
  Mortality and expense risk and
    administrative charges                                        5                1,782
  Bonus rider fee                                                 5                    -
  Death benefit rider fee                                         -                    -
                                            --------------------------------------------
  TOTAL EXPENSES                                                 10                1,782
                                            --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (10)              (1,782)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              -              (51,440)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                       -                5,126
        End of period                                          (133)              (4,905)
                                            --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                         (133)             (10,031)
                                            --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                               (133)             (61,471)
                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $                  (143)  $          (63,253)
                                            ============================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                           SERVICE CLASS
                                                     --------------------------------------------------------------
                                                                                                    MFS CAPITAL
                                                      MFS NEW DISCOVERY    MFS NEW DISCOVERY       OPPORTUNITIES
                                                      (ANNUICHOICE(TM))    (GRANDMASTER(TM))      (IQ ANNUITY(TM))
                                                          DIVISION              DIVISION             DIVISION
                                                     --------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                -    $                -    $                -

EXPENSES
  Mortality and expense risk and
    administrative charges                                          696                 3,743                 1,434
  Bonus rider fee                                                   383                     -                     -
  Death benefit rider fee                                            61                     -                    11
                                                     --------------------------------------------------------------
TOTAL EXPENSES                                                    1,140                 3,743                 1,445
                                                     --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     (1,140)               (3,743)               (1,445)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (201)              (90,793)              (22,335)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          93                 5,834                (8,018)
        End of period                                           (25,967)              (22,060)              (24,665)
                                                     --------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                          (26,060)              (27,894)              (16,647)
                                                     --------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                                (26,261)             (118,687)              (38,982)
                                                     --------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $          (27,401)   $         (122,430)   $          (40,427)
                                                     ==============================================================

                                                                             SERVICE CLASS
                                                     --------------------------------------------------------------
                                                         MFS CAPITAL           MFS CAPITAL
                                                       OPPORTUNITIES         OPPORTUNITIES        MFS TOTAL RETURN
                                                      (ANNUICHOICE(TM))     (GRANDMASTER(TM))     (IQ ANNUITY(TM))
                                                          DIVISION             DIVISION                DIVISION
                                                     --------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                -    $                -    $           17,934

EXPENSES
  Mortality and expense risk and
    administrative charges                                          427                   551                 9,842
  Bonus rider fee                                                   182                     -                   161
  Death benefit rider fee                                             -                     -                    63
                                                     --------------------------------------------------------------
TOTAL EXPENSES                                                      609                   551                10,066
                                                     --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (609)                 (551)                7,868

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

    Net realized gain (loss) on sales
      of investments                                               (808)              (12,084)               (7,061)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                      (1,772)               (6,921)                6,296
        End of period                                           (15,233)               (8,010)              (42,447)
                                                     --------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                          (13,461)               (1,089)              (48,743)
                                                     --------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                                (14,269)              (13,173)              (55,804)
                                                     --------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $          (14,878)   $          (13,724)   $          (47,936)
                                                     ==============================================================

See accompanying notes.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                            SERVICE CLASS
                                                     -----------------------------------------------------------------
                                                                                                  MFS Total Return
                                                      MFS Total Return      MFS Total Return   (GrandMaster flex3(TM))
                                                      (AnnuiChoice(TM))     (Grandmaster(TM))         Division
                                                          DIVISION              DIVISION           -SEPTEMBER 30*-
                                                     -----------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $            3,799    $           59,496    $                   -

EXPENSES
  Mortality and expense risk and
    administrative charges                                        1,856                29,004                        3
  Bonus rider fee                                                   854                     -                        9
  Death benefit rider fee                                            90                     -                        -
                                                     -----------------------------------------------------------------
  TOTAL EXPENSES                                                  2,800                29,004                       12
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        999                30,492                      (12)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                             (4,200)             (233,883)                       -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       1,137               (12,799)                       -
        End of period                                            (6,272)               (7,430)                     (53)
                                                     -----------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           (7,409)                5,369                      (53)
                                                     -----------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                (11,609)             (228,514)                     (53)
                                                     -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $          (10,610)   $         (198,022)   $                 (65)
                                                     =================================================================

                                                                  SERVICE CLASS                   SERVICE CLASS 2
                                                     ----------------------------------------    ------------------
                                                         MFS Research         MFS Research
                                                      (AnnuiChoice(TM))    (Grandmaster(TM))      VIP Money Market
                                                          Division             Division           (IQ Annuity(TM))
                                                       -FEBRUARY 15*-           -MAY 6*-              DIVISION
                                                     ----------------------------------------    ------------------
INVESTMENT INCOME
  Reinvested dividends                               $               11    $                -    $          157,289

EXPENSES
  Mortality and expense risk and
    administrative charges                                          174                    55               155,630
  Bonus rider fee                                                   105                     -                 1,938
  Death benefit rider fee                                             -                     -                   550
                                                     ----------------------------------------    ------------------
  TOTAL EXPENSES                                                    279                    55               158,118
                                                     ----------------------------------------    ------------------
NET INVESTMENT INCOME (LOSS)                                       (268)                  (55)                 (829)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (56)                6,057                     -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           -                     -                     -
        End of period                                            (4,216)                 (200)                    -
                                                     ----------------------------------------    ------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           (4,216)                 (200)                    -
                                                     ----------------------------------------    ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                 (4,272)                5,857                     -
                                                     ----------------------------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $           (4,540)   $            5,802    $             (829)
                                                     ========================================    ==================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                          SERVICE CLASS 2
                                                 ------------------------------------------------------------------
                                                                          VIP MONEY MARKET
                                                   VIP MONEY MARKET     (GRANDMASTER FLEX3)      VIP HIGH INCOME
                                                  (ANNUICHOICE(TM))           DIVISION          (IQ ANNUITY(TM))
                                                       DIVISION           -SEPTEMBER 30*-            DIVISION
                                                 ------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $             36,001   $                 14   $             16,871

EXPENSES
   Mortality and expense risk and
     administrative charges                                    26,108                     17                  2,967
   Bonus rider fee                                             12,864                      -                      4
   Death benefit rider fee                                      2,268                      -                     16
                                                 ------------------------------------------------------------------
   TOTAL EXPENSES                                              41,240                     17                  2,987
                                                 ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (5,239)                    (3)                13,884

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                               -                      -                (10,368)
     Net unrealized appreciation (depreciation)
       of investments:
         Beginning of period                                        -                      -                 (4,631)
         End of period                                              -                      -                 (3,459)
                                                 ------------------------------------------------------------------
     Change in net unrealized appreciation
       (depreciation) during the period                             -                      -                  1,172
                                                 ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                   -                      -                 (9,196)
                                                 ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $             (5,239)  $                 (3)  $              4,688
                                                 ==================================================================

                                                                          SERVICE CLASS 2
                                                 ------------------------------------------------------------------
                                                   VIP HIGH INCOME       VIP EQUITY-INCOME      VIP EQUITY-INCOME
                                                   (ANNUICHOICE(TM))      (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                       DIVISION               DIVISION               DIVISION
                                                 ------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              3,730   $             31,821   $              4,019

EXPENSES
   Mortality and expense risk and
     administrative charges                                       447                 14,714                  2,132
   Bonus rider fee                                                223                    444                  1,043
   Death benefit rider fee                                         17                     95                    173
                                                 ------------------------------------------------------------------
   TOTAL EXPENSES                                                 687                 15,253                  3,348
                                                 ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    3,043                 16,568                    671

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                            (444)               (66,779)                (5,087)
     Net unrealized appreciation (depreciation)
       of investments:
         Beginning of period                                   (2,030)               (22,963)                 3,523
         End of period                                         (2,397)              (210,794)               (38,973)
                                                 ------------------------------------------------------------------
     Change in net unrealized appreciation
       (depreciation) during the period                          (367)              (187,831)               (42,496)
                                                 ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                (811)              (254,610)               (47,583)
                                                 ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $              2,232   $           (238,042)  $            (46,912)
                                                 ==================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                          SERVICE CLASS 2
                                                 ------------------------------------------------------------------
                                                  VIP EQUITY-INCOME
                                                (GRANDMASTER FLEX3(TM))      VIP GROWTH            VIP GROWTH
                                                       DIVISION           (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                   -SEPTEMBER 30*-            DIVISION               DIVISION
                                                 ------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                  -   $                874   $                 93

EXPENSES
   Mortality and expense risk and
     administrative charges                                         1                  9,304                  1,368
   Bonus rider fee                                                  -                    102                    700
   Death benefit rider fee                                          -                     68                    162
                                                 ------------------------------------------------------------------
   TOTAL EXPENSES                                                   1                  9,474                  2,230
                                                 ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (1)                (8,600)                (2,137)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                               -               (127,064)               (28,679)
     Net unrealized appreciation (depreciation)
       of investments:
         Beginning of period                                        -                (42,213)                 1,202
         End of period                                            (10)              (154,253)               (28,301)
                                                 ------------------------------------------------------------------
     Change in net unrealized appreciation
       (depreciation) during the period                           (10)              (112,040)               (29,503)
                                                 ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                 (10)              (239,104)               (58,182)
                                                 ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $             (11)  $           (247,704)  $            (60,319)
                                                 ==================================================================

                                                                          SERVICE CLASS 2
                                                 ------------------------------------------------------------------
                                                                                              VIP INVESTMENT GRADE
                                                    VIP OVERSEAS           VIP OVERSEAS               BOND
                                                  (IQ ANNUITY(TM))       (ANNUICHOICE(TM))      (IQ ANNUITY(TM))
                                                      DIVISION               DIVISION               DIVISION
                                                 ------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $                446   $                302   $             12,556

EXPENSES
   Mortality and expense risk and
     administrative charges                                     2,602                    650                 14,681
   Bonus rider fee                                                  3                    323                    196
   Death benefit rider fee                                          2                     74                     85
                                                 ------------------------------------------------------------------
   TOTAL EXPENSES                                               2,607                  1,047                 14,962
                                                 ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (2,161)                  (745)                (2,406)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                         (69,989)                (4,025)                12,186
     Net unrealized appreciation (depreciation)
       of investments:
         Beginning of period                                  (18,841)                   202                   (304)
         End of period                                         (5,057)               (12,021)                89,298
                                                 ------------------------------------------------------------------
     Change in net unrealized appreciation
       (depreciation) during the period                        13,784                (12,223)                89,602
                                                 ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                             (56,205)               (16,248)               101,788
                                                 ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $            (58,366)  $            (16,993)  $             99,382
                                                 ==================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                          SERVICE CLASS 2
                                                 ------------------------------------------------------------------
                                                 VIP INVESTMENT GRADE
                                                         BOND            VIP ASSET MANAGER      VIP ASSET MANAGER
                                                  (ANNUICHOICE(TM))       (IQ ANNUITY(TM))       (ANNUICHOICE(TM))
                                                       DIVISION               DIVISION               DIVISION
                                                 ------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              3,429   $              3,439   $                605

EXPENSES
   Mortality and expense risk and
     administrative charges                                     2,618                  2,564                    809
   Bonus rider fee                                              1,259                      3                    412
   Death benefit rider fee                                        138                    100                      9
                                                 ------------------------------------------------------------------
   TOTAL EXPENSES                                               4,015                  2,667                  1,230
                                                 ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     (586)                   772                   (625)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                           4,129                 (2,300)                (7,314)
     Net unrealized appreciation (depreciation)
       of investments:
         Beginning of period                                      (75)                 1,064                    648
         End of period                                         20,103                (13,022)                (1,653)
                                                 ------------------------------------------------------------------
     Change in net unrealized appreciation
       (depreciation) during the period                        20,178                (14,086)                (2,301)
                                                 ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                              24,307                (16,386)                (9,615)
                                                 ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $             23,721   $            (15,614)  $            (10,240)
                                                 ==================================================================

                                                                          SERVICE CLASS 2
                                                 ------------------------------------------------------------------
                                                                                                VIP ASSET MANAGER:
                                                    VIP INDEX 500           VIP INDEX 500             GROWTH
                                                   (IQ ANNUITY(TM))       (ANNUICHOICE(TM))      (IQ ANNUITY(TM))
                                                       DIVISION               DIVISION               DIVISION
                                                 ------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                          $              4,553   $              1,699   $              2,258

EXPENSES
   Mortality and expense risk and
     administrative charges                                     8,019                  2,999                  1,890
   Bonus rider fee                                                111                  1,381                      -
   Death benefit rider fee                                        148                    275                     33
                                                 ------------------------------------------------------------------
   TOTAL EXPENSES                                               8,278                  4,655                  1,923
                                                 ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (3,725)                (2,956)                   335

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                        (168,561)               (38,740)                  (505)
     Net unrealized appreciation (depreciation)
       of investments:
         Beginning of period                                   (3,669)                 4,352                   (163)
         End of period                                          2,784                (46,451)               (24,192)
                                                 ------------------------------------------------------------------
     Change in net unrealized appreciation
       (depreciation) during the period                         6,453                (50,803)               (24,029)
                                                 ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                            (162,108)               (89,543)               (24,534)
                                                 ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $           (165,833)  $            (92,499)  $            (24,199)
                                                 ==================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                           SERVICE CLASS 2
                                                     --------------------------------------------------------------
                                                     VIP Asset Manager:       VIP Balanced         VIP Balanced
                                                           Growth
                                                     (AnnuiChoice(TM))     (IQ Annuity(TM))       (AnnuiChoice(TM))
                                                         DIVISION              DIVISION                DIVISION
                                                     --------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $              511    $            9,627    $              217

EXPENSES
  Mortality and expense risk and
    administrative charges                                          704                 7,397                   697
  Bonus rider fee                                                   333                     -                   295
  Death benefit rider fee                                            51                    63                    22
                                                     --------------------------------------------------------------
    TOTAL EXPENSES                                                1,088                 7,460                 1,014
                                                     --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (577)                2,167                  (797)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                            (10,722)              (17,882)                 (877)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         681                 4,424                    84
        End of period                                            (4,256)              (38,317)               (3,669)
                                                     --------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                           (4,937)              (42,741)               (3,753)
                                                     --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                (15,659)              (60,623)               (4,630)
                                                     --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $          (16,236)   $          (58,456)   $           (5,427)
                                                     ==============================================================

                                                                            SERVICE CLASS 2
                                                     -------------------------------------------------------------------
                                                       VIP Contrafund        VIP Contrafund          VIP Contrafund
                                                                                                 (GrandMaster flex3(TM))
                                                      (IQ Annuity(TM))      (AnnuiChoice(TM))           Division
                                                          DIVISION             DIVISION              -SEPTEMBER 30*-
                                                     -------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $            2,993    $               34    $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                        9,485                   598                         9
  Bonus rider fee                                                   223                   357                         8
  Death benefit rider fee                                            65                    91                         -
                                                     ------------------------------------------------------------------
    TOTAL EXPENSES                                                9,773                 1,046                        17
                                                     ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     (6,780)               (1,012)                      (17)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                            (12,782)                 (122)                        -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       5,091                    18                         -
        End of period                                           (62,940)               (5,564)                      (42)
                                                     ------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                          (68,031)               (5,582)                      (42)
                                                     ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                (80,813)               (5,704)                      (42)
                                                     ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $          (87,593)   $           (6,716)   $                  (59)
                                                     ==================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                SERVICE CLASS 2
                                                     ---------------------------------------------------------------------
                                                                                VIP GROWTH
                                                          VIP GROWTH           OPPORTUNITIES
                                                         OPPORTUNITIES       (ANNUICHOICE(TM))       VIP GROWTH & INCOME
                                                       (IQ ANNUITY(TM))            DIVISION            (IQ ANNUITY(TM))
                                                           DIVISION               -MARCH 7*-               DIVISION
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                  42       $               -   $               5,718

EXPENSES
  Mortality and expense risk and
    administrative charges                                              72                     480                   7,948
  Bonus rider fee                                                        -                     169                     196
  Death benefit rider fee                                                -                       9                     197
                                                     ---------------------------------------------------------------------
  TOTAL EXPENSES                                                        72                     658                   8,341
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (30)                   (658)                 (2,623)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (545)                (11,129)                (63,348)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (219)                      -                     (25)
        End of period                                                 (648)                 (3,513)                (70,000)
                                                     ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                (429)                 (3,513)                (69,975)
                                                     ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      (974)                (14,642)               (133,323)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $              (1,004)  $             (15,300)  $            (135,946)
                                                     =====================================================================

                                                                                SERVICE CLASS 2
                                                     ---------------------------------------------------------------------

                                                                              VIP GROWTH & INCOME
                                                     VIP GROWTH & INCOME    (GRANDMASTER FLEX3(TM))       VIP Mid Cap
                                                       (ANNUICHOICE(TM))           DIVISION            (IQ ANNUITY(TM))
                                                           DIVISION             -SEPTEMBER 30*-            DIVISION
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                  56   $                   -   $               3,798

EXPENSES
  Mortality and expense risk and
    administrative charges                                             382                       1                   9,978
  Bonus rider fee                                                      131                       -                      95
  Death benefit rider fee                                               20                       -                      25
                                                     ---------------------------------------------------------------------
  TOTAL EXPENSES                                                       533                       1                  10,098
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (477)                     (1)                 (6,300)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (2,138)                      -                 (66,625)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            161                       -                  23,876
        End of period                                               (3,512)                    (13)                (22,676)
                                                     ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                              (3,673)                    (13)                (46,552)
                                                     ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                    (5,811)                    (13)               (113,177)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $              (6,288)  $                 (14)  $            (119,477)
                                                     =====================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                 SERVICE CLASS 2
                                                     ---------------------------------------------------------------------
                                                                                  VIP MID CAP           VIP AGGRESSIVE
                                                          VIP MID CAP       (GRANDMASTER FLEX3(TM))         GROWTH
                                                       (ANNUICHOICE(TM))           DIVISION            (IQ ANNUITY(TM))
                                                           DIVISION             -SEPTEMBER 30*-            DIVISION
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 134   $                   -   $                   -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           1,139                       5                     629
  Bonus rider fee                                                      600                       -                     100
  Death benefit rider fee                                              149                       -                       3
                                                     ---------------------------------------------------------------------
  TOTAL EXPENSES                                                     1,888                       5                     732
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (1,754)                     (5)                   (732)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (751)                      -                  (1,231)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            449                       -                     402
        End of period                                              (12,439)                     16                 (13,647)
                                                     ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             (12,888)                     16                 (14,049)
                                                     ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   (13,639)                     16                 (15,280)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $             (15,393)  $                  11   $             (16,012)
                                                     =====================================================================

                                                                     SERVICE CLASS 2                    SERVICE SHARES
                                                     ---------------------------------------------   ---------------------
                                                      VIP DYNAMIC CAPITAL    VIP DYNAMIC CAPITAL
                                                         APPRECIATION            APPRECIATION         JANUS ASPEN GROWTH
                                                       (IQ ANNUITY(TM))        (ANNUICHOICE(TM))       (IQ ANNUITY(TM))
                                                           DIVISION                DIVISION                DIVISION
                                                     ---------------------------------------------   ---------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 513   $                  46   $                   -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           3,726                     254                   1,528
  Bonus rider fee                                                        3                     121                       -
  Death benefit rider fee                                                -                      32                       -
                                                     ---------------------------------------------   ---------------------
  TOTAL EXPENSES                                                     3,729                     407                   1,528
                                                     ---------------------------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                        (3,216)                   (361)                 (1,528)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (2,985)                      2                  (4,714)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            395                     933                 (16,806)
        End of period                                              (30,406)                 (1,678)                (45,144)
                                                     ---------------------------------------------   ---------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             (30,801)                 (2,611)                (28,338)
                                                     ---------------------------------------------   ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   (33,786)                 (2,609)                (33,052)
                                                     ---------------------------------------------   ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $             (37,002)  $              (2,970)  $             (34,580)
                                                     =============================================   =====================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                                 -------------------------------------------------------------
                                                                                                                JANUS ASPEN
                                                                 JANUS ASPEN GROWTH     JANUS ASPEN GROWTH   AGGRESSIVE GROWTH
                                                                  (ANNUICHOICE(TM))      (GRANDMASTER(TM))    (IQ ANNUITY(TM))
                                                                       DIVISION              DIVISION             DIVISION
                                                                 -------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                           $                 -    $               -    $               -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                       298                   20                  868
  Bonus rider fee                                                                149                    -                    3
  Death benefit rider fee                                                          6                    -                    1
                                                                 -------------------------------------------------------------
  TOTAL EXPENSES                                                                 453                   20                  872
                                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    (453)                 (20)                (872)

REALIZED AND UNREALIZED GAIN (LOSS)
  on investments
    Net realized gain (loss) on sales
      of investments                                                          (4,603)                 444              (15,255)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                   (2,633)                (133)             (12,013)
        End of period                                                         (8,446)                 (77)             (18,718)
                                                                 -------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        (5,813)                  56               (6,705)
                                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             (10,416)                 500              (21,960)
                                                                 -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                $           (10,869)   $             480    $         (22,832)
                                                                 =============================================================

                                                                                         SERVICE SHARES
                                                                 -------------------------------------------------------------
                                                                      JANUS ASPEN          JANUS ASPEN      JANUS ASPEN CAPITAL
                                                                   AGGRESSIVE GROWTH    AGGRESSIVE GROWTH      APPRECIATION
                                                                   (ANNUICHOICE(TM))    (GRANDMASTER(TM))    (IQ ANNUITY(TM))
                                                                        DIVISION            DIVISION             DIVISION
                                                                 -------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                           $                 -    $               -    $             583

EXPENSES
  Mortality and expense risk and
    administrative charges                                                        34                  618                2,416
  Bonus rider fee                                                                  -                    -                    9
  Death benefit rider fee                                                          5                    -                    3
                                                                 -------------------------------------------------------------
  TOTAL EXPENSES                                                                  39                  618                2,428
                                                                 -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (39)                (618)              (1,845)

REALIZED AND UNREALIZED GAIN (LOSS)
  on investments
    Net realized gain (loss) on sales
      of investments                                                            (245)             (15,710)             (17,493)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                        3              (13,142)              (7,310)
        End of period                                                           (698)             (14,875)             (22,986)
                                                                 -------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                          (701)              (1,733)             (15,676)
                                                                 -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                (946)             (17,443)             (33,169)
                                                                 -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                $              (985)   $         (18,061)   $         (35,014)
                                                                 =============================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                         SERVICE SHARES
                                                                  ------------------------------------------------------------
                                                                  JANUS ASPEN CAPITAL   JANUS ASPEN CAPITAL  JANUS ASPEN CORE
                                                                      APPRECIATION          APPRECIATION          EQUITY
                                                                   (ANNUICHOICE(TM))     (GRANDMASTER(TM))   (IQ ANNUITY(TM))
                                                                        DIVISION              DIVISION           DIVISION
                                                                  ------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                            $              118    $             509    $              67

EXPENSES
  Mortality and expense risk and
    administrative charges                                                       297                2,215                1,068
  Bonus rider fee                                                                147                    -                    -
  Death benefit rider fee                                                         13                    -                   28
                                                                  ------------------------------------------------------------
  TOTAL EXPENSES                                                                 457                2,215                1,096
                                                                  ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    (339)              (1,706)              (1,029)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                          (3,432)             (21,207)             (12,956)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                    2,125              (16,092)              (3,411)
        End of period                                                            (46)             (26,952)              (7,539)
                                                                  ------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        (2,171)             (10,860)              (4,128)
                                                                  ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                              (5,603)             (32,067)             (17,084)
                                                                  ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $           (5,942)   $         (33,773)   $         (18,113)
                                                                  ============================================================

                                                                                        SERVICE SHARES
                                                                  ------------------------------------------------------------
                                                                   JANUS ASPEN CORE    JANUS ASPEN CORE        JANUS ASPEN
                                                                        EQUITY              EQUITY        INTERNATIONAL GROWTH
                                                                   (ANNUICHOICE(TM))   (GRANDMASTER(TM))    (IQ ANNUITY(TM))
                                                                       DIVISION            DIVISION             DIVISION
                                                                  ------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                            $              18    $              36    $             475

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      202                  725                8,682
  Bonus rider fee                                                                97                    -                    -
  Death benefit rider fee                                                        29                    -                    -
                                                                  ------------------------------------------------------------
  TOTAL EXPENSES                                                                328                  725                8,682
                                                                  ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (310)                (689)              (8,207)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                            (19)              (9,623)             461,979
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                     483               (4,688)              38,020
        End of period                                                        (3,774)              (7,081)              (1,083)
                                                                  ------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       (4,257)              (2,393)             (39,103)
                                                                  ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                             (4,276)             (12,016)             422,876
                                                                  ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $          (4,586)   $         (12,705)   $         414,669
                                                                  ============================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                SERVICE SHARES
                                                     ---------------------------------------------------------------------
                                                                                                          JANUS ASPEN
                                                           JANUS ASPEN             JANUS ASPEN        INTERNATIONAL GROWTH
                                                     INTERNATIONAL GROWTH    INTERNATIONAL GROWTH   (GRANDMASTER FLEX3(TM))
                                                       (ANNUICHOICE(TM))       (GRANDMASTER(TM))           DIVISION
                                                           DIVISION                DIVISION             -SEPTEMBER 30*-
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 483   $               2,091   $                   5

EXPENSES
  Mortality and expense risk and
    administrative charges                                             581                   5,336                       3
  Bonus rider fee                                                      310                       -                       2
  Death benefit rider fee                                               82                       -                       -
                                                     ---------------------------------------------------------------------
  TOTAL EXPENSES                                                       973                   5,336                       5
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (490)                 (3,245)                      -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (3,632)                (77,860)                      -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            985                  41,354                       -
        End of period                                              (15,211)                 (6,446)                    (26)
                                                     ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             (16,196)                (47,800)                    (26)
                                                     ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   (19,828)               (125,660)                    (26)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $             (20,318)  $            (128,905)  $                 (26)
                                                     =====================================================================

                                                                                SERVICE SHARES
                                                     ---------------------------------------------------------------------
                                                           JANUS ASPEN             JANUS ASPEN             JANUS ASPEN
                                                       STRATEGIC VALUE         STRATEGIC VALUE         STRATEGIC VALUE
                                                       (IQ ANNUITY(TM))        (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                           DIVISION                DIVISION                DIVISION
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   -   $                   -   $                   -

EXPENSES
  Mortality and expense risk and
    administrative charges                                           2,619                     658                   2,605
  Bonus rider fee                                                        3                     346                       -
  Death benefit rider fee                                                2                      29                       -
                                                     ---------------------------------------------------------------------
  TOTAL EXPENSES                                                     2,624                   1,033                   2,605
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (2,624)                 (1,033)                 (2,605)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (6,045)                    322                 (14,442)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                            626                   1,327                 (11,864)
        End of period                                              (43,081)                (17,856)                (47,133)
                                                     ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             (43,707)                (19,183)                (35,269)
                                                     ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   (49,752)                (18,861)                (49,711)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $             (52,376)  $             (19,894)  $             (52,316)
                                                     =====================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                 SERVICE SHARES
                                                     ---------------------------------------------------------------------
                                                          JANUS ASPEN
                                                        STRATEGIC VALUE           JANUS ASPEN             JANUS ASPEN
                                                    (GRANDMASTER FLEX3(TM))        BALANCED                BALANCED
                                                           DIVISION             (ANNUICHOICE(TM))      (GRANDMASTER(TM))
                                                        -SEPTEMBER 30*-           DIVISION                 DIVISION
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   -   $               1,778   $               5,066

EXPENSES
  Mortality and expense risk and
    administrative charges                                               3                     530                   2,930
  Bonus rider fee                                                        -                     291                       -
  Death benefit rider fee                                                -                      35                       -
                                                     ---------------------------------------------------------------------
  TOTAL EXPENSES                                                         3                     856                   2,930
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (3)                    922                   2,136

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     -                     (16)                 (7,136)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                      75                     784
        End of period                                                  (91)                 (4,831)                 (9,241)
                                                     ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 (91)                 (4,906)                (10,025)
                                                     ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       (91)                 (4,922)                (17,161)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 (94)  $              (4,000)  $             (15,025)
                                                     =====================================================================

                                                                                 SERVICE SHARES
                                                     ---------------------------------------------------------------------
                                                                                  JANUS ASPEN
                                                     JANUS ASPEN BALANCED          BALANCED              JANUS ASPEN
                                                     (GRANDMASTER FLEX3(TM))       (IQ3(TM))            WORLDWIDE GROWTH
                                                           DIVISION               DIVISION           (ANNUICHOICE(TM))
                                                       -SEPTEMBER 30*-             -MAY 7*-              DIVISION
                                                     ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 156   $                 123   $                 333

EXPENSES
  Mortality and expense risk and
    administrative charges                                              13                      45                     550
  Bonus rider fee                                                       16                      15                     238
  Death benefit rider fee                                                -                       8                      23
                                                     ---------------------------------------------------------------------
  TOTAL EXPENSES                                                        29                      68                     811
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           127                      55                    (478)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     -                       -                 (11,645)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                       -                     175
        End of period                                                 (246)                   (110)                 (5,175)
                                                     ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                (246)                   (110)                 (5,350)
                                                     ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      (246)                   (110)                (16,995)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                (119)  $                 (55)  $             (17,473)
                                                     =====================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                     -----------------------------------------------------------------------
                                                                    SERVICE SHARES                        CLASS IB SHARES
                                                     -----------------------------------------------------------------------
                                                     JANUS ASPEN WORLDWIDE    JANUS ASPEN WORLDWIDE          PUTNAM VT
                                                            GROWTH                  GROWTH                GROWTH & INCOME
                                                       (IQ ANNUITY(TM))         (GRANDMASTER(TM))        (ANNUICHOICE(TM))
                                                           DIVISION                 DIVISION                 DIVISION
                                                     -----------------------------------------------------------------------
INVESTMENT INCOME
    Reinvested dividends                             $               1,168    $                 398    $               2,262
EXPENSES
    Mortality and expense risk and
      administrative charges                                         5,953                    1,036                      918
    Bonus rider fee                                                     51                        -                      461
    Death benefit rider fee                                              4                        -                       44
                                                     -----------------------------------------------------------------------
    TOTAL EXPENSES                                                   6,008                    1,036                    1,423
                                                     -----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (4,840)                    (638)                     839

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               199,977                   (7,530)                 (14,040)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          9,286                    4,926                      782
          End of period                                            (16,715)                 (11,157)                 (11,814)
                                                     -----------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             (26,001)                 (16,083)                 (12,596)
                                                     -----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   173,976                  (23,613)                 (26,636)
                                                     -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $             169,136    $             (24,251)   $             (25,797)
                                                     =======================================================================

                                                     -----------------------------------------------------------------------
                                                                                CLASS 1B SHARES
                                                     -----------------------------------------------------------------------
                                                                                                            PUTNAM VT
                                                           PUTNAM VT                PUTNAM VT             GROWTH & INCOME
                                                        GROWTH & INCOME          GROWTH & INCOME      (GRANDMASTER FLEX3(TM))
                                                        (IQ ANNUITY(TM))        (GRANDMASTER(TM))           DIVISION
                                                           DIVISION                 DIVISION              -SEPTEMBER 30*-
                                                     -----------------------------------------------------------------------
INVESTMENT INCOME
    Reinvested dividends                             $               9,493    $               5,469    $                   -
EXPENSES
    Mortality and expense risk and
      administrative charges                                         6,764                    1,072                        5
    Bonus rider fee                                                     65                        -                        -
    Death benefit rider fee                                             44                        -                        -
                                                     -----------------------------------------------------------------------
    TOTAL EXPENSES                                                   6,873                    1,072                        5
                                                     -----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         2,620                    4,397                       (5)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                               (38,330)                 (13,474)                       -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          4,851                      713                        -
          End of period                                            (77,230)                 (12,944)                     (81)
                                                     -----------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             (82,081)                 (13,657)                     (81)
                                                     -----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                  (120,411)                 (27,131)                     (81)
                                                     -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $            (117,791)   $             (22,734)   $                 (86)
                                                     =======================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.

Note:  Year ended unless otherwise noted.

                                                     -----------------------------------------------------------------------
                                                                                  CLASS IB SHARES
                                                     -----------------------------------------------------------------------
                                                          PUTNAM VT                PUTNAM VT                PUTNAM VT
                                                     INTERNATIONAL GROWTH     INTERNATIONAL GROWTH     INTERNATIONAL GROWTH
                                                       (ANNUICHOICE(TM))        (IQ ANNUITY(TM))         (GRANDMASTER(TM))
                                                           DIVISION                 DIVISION                 DIVISION
                                                     -----------------------------------------------------------------------
INVESTMENT INCOME
    Reinvested dividends                             $                  22    $                 925    $                 909
EXPENSES
    Mortality and expense risk and
      administrative charges                                           191                    9,358                    3,441
    Bonus rider fee                                                    120                        -                        -
    Death benefit rider fee                                             32                       15                        -
                                                     -----------------------------------------------------------------------
    TOTAL EXPENSES                                                     343                    9,373                    3,441
                                                     -----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (321)                  (8,448)                  (2,532)


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   (43)                 483,557                  (72,175)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                   27,948                      650
          End of period                                               (768)                     499                      839
                                                     -----------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                (768)                 (27,449)                     189
                                                     -----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      (811)                 456,108                  (71,986)
                                                     -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $              (1,132)   $             447,660    $             (74,518)
                                                     =======================================================================

                                                     ----------------------------------------------
                                                                    CLASS IB SHARES
                                                     ----------------------------------------------
                                                           PUTNAM VT
                                                         GROWTH & INCOME            PUTNAM VT
                                                     (GRANDMASTER FLEX3(TM))      SMALL CAP VALUE
                                                           DIVISION              (ANNUICOICE (TM)
                                                         -SEPTEMBER 30*-             DIVISION
                                                     ----------------------------------------------
INVESTMENT INCOME
    Reinvested dividends                             $                   -    $               1,882
EXPENSES
    Mortality and expense risk and
      administrative charges                                             3                    2,078
    Bonus rider fee                                                      -                    1,031
    Death benefit rider fee                                              -                      267
                                                     ----------------------------------------------
    TOTAL EXPENSES                                                       3                    3,376
                                                     ----------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (3)                  (1,494)


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     -                   (4,663)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              -                    7,671
          End of period                                                 (7)                 (47,318)
                                                     ----------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                  (7)                 (54,989)
                                                     ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                        (7)                 (59,652)
                                                     ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 (10)   $             (61,146)
                                                     ==============================================

SEE ACCOMPANYING NOTES.



* - 2002 inception date for division.


Note:  Year ended unless otherwise noted.

                                                                            CLASS 1B SHARES
                                                  --------------------------------------------------------------------
                                                                                                        PUTNAM VT
                                                       PUTNAM VT          PUTNAM VT SMALL CAP       SMALL CAP VALUE
                                                     SMALL CAP VALUE             VALUE          (GRANDMASTER FLEX3(TM))
                                                    (IQ ANNUITY(TM))       (GRANDMASTER(TM))            DIVISION
                                                        DIVISION                DIVISION            -SEPTEMBER 30*-
                                                  --------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                           $              1,722    $             65,849    $                  -

EXPENSES
   Mortality and expense risk and
     administrative charges                                      4,767                  49,987                       4
   Bonus rider fee                                                 159                       -                       3
   Death benefit rider fee                                          51                       -                       -
                                                  --------------------------------------------------------------------
   TOTAL EXPENSES                                                4,977                  49,987                       7
                                                  --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (3,255)                 15,862                      (7)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                         (146,191)                (14,042)                      -
     Net unrealized appreciation (depreciation)
       of investments:
         Beginning of period                                     9,217                 482,751                       -
         End of period                                         (18,770)               (239,996)                     19
                                                  --------------------------------------------------------------------
     Change in net unrealized appreciation
       (depreciation) during the period                        (27,987)               (722,747)                     19
                                                  --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                             (174,178)               (736,789)                     19
                                                  --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $           (177,433)   $           (720,927)   $                 12
                                                  ====================================================================

                                                                            CLASS 1B SHARES
                                                  --------------------------------------------------------------------
                                                       PUTNAM VT               PUTNAM VT               PUTNAM VT
                                                       TECHNOLOGY              TECHNOLOGY              TECHNOLOGY
                                                    (ANNUICHOICE(TM))       (IQ ANNUITY(TM))       (GRANDMASTER(TM))
                                                        DIVISION                DIVISION                DIVISION
                                                     -OCTOBER 11**-          -OCTOBER 11**-          -OCTOBER 11**-
                                                  --------------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                           $                  -    $                  -    $                  -

EXPENSES
   Mortality and expense risk and
     administrative charges                                        181                   1,231                     875
   Bonus rider fee                                                  66                       -                       -
   Death benefit rider fee                                          15                       -                       -
                                                  --------------------------------------------------------------------
   TOTAL EXPENSES                                                  262                   1,231                     875
                                                  --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (262)                 (1,231)                   (875)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                          (15,520)                (65,576)                (59,250)
     Net unrealized appreciation (depreciation)
       of investments:
         Beginning of period                                       (20)                    248                 (19,865)
         End of period                                               -                       -                       -
                                                  --------------------------------------------------------------------
     Change in net unrealized appreciation
       (depreciation) during the period                             20                    (248)                 19,865
                                                  --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                              (15,500)                (65,824)                (39,385)
                                                  --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $            (15,762)   $            (67,055)   $            (40,260)
                                                  ====================================================================


SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
** - 2002 close date for division.
Note:  Year ended unless otherwise noted.

                                                                      CLASS 1B SHARES
                                            ------------------------------------------------------------------
                                            PUTNAM VT VOYAGER II   PUTNAM VT VOYAGER II   PUTNAM VT VOYAGER II
                                             (ANNUICHOICE(TM))       (IQ ANNUITY(TM))      (GRANDMASTER(TM))
                                                DIVISION                 DIVISION              DIVISION
                                            ------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $                  -   $                  -   $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                   206                    745                  2,511
  Bonus rider fee                                             70                      -                      -
  Death benefit rider fee                                     30                     25                      -
                                            ------------------------------------------------------------------
  TOTAL EXPENSES                                             306                    770                  2,511
                                            ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                (306)                  (770)                (2,511)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      (1,036)                (7,393)               (10,207)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                  508                  1,109                  3,640
        End of period                                     (5,165)                (4,287)               (47,771)
                                            ------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                    (5,673)                (5,396)               (51,411)
                                            ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                          (6,709)               (12,789)               (61,618)
                                            ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $             (7,015)  $            (13,559)  $            (64,129)
                                            ==================================================================

                                                            CLASS B
                                            --------------------------------------
                                            SCUDDER EAFE      SCUDDER EQUITY
                                            EQUITY INDEX         500 INDEX
                                             (IQ3(TM))     (GRANDMASTER FLEX3(TM))
                                              DIVISION            DIVISION
                                              -MAY 7*-         -SEPTEMBER 30*-
                                            --------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $          1   $                   561

EXPENSES
  Mortality and expense risk and
    administrative charges                            65                        29
  Bonus rider fee                                      -                        47
  Death benefit rider fee                              -                         -
                                            --------------------------------------
  TOTAL EXPENSES                                      65                        76
                                            --------------------------------------
NET INVESTMENT INCOME (LOSS)                         (64)                      485

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                              (4,667)                     (803)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                            -                         -
        End of period                                 (1)                   (1,496)
                                            --------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                (1)                   (1,496)
                                            --------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                  (4,668)                   (2,299)
                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $     (4,732)  $                (1,814)
                                            ======================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                 ------------------------------------------------------------------------------
                                                                                    CLASS B
                                                 ------------------------------------------------------------------------------
                                                  SCUDDER EQUITY      SCUDDER SMALL      SCUDDER VIT EAFE    SCUDDER VIT EQUITY
                                                    500 INDEX           CAP INDEX          EQUITY INDEX          500 INDEX
                                                    (IQ3(TM))           (IQ3(TM))        (ANNUICHOICE(TM))   (ANNUICHOICE(TM))
                                                     DIVISION            DIVISION            DIVISION            DIVISION
                                                     -MAY 7*-            -MAY 7*-             -MAY 8*-            -MAY 8*-
                                                 ------------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                           $           341     $            67    $               174  $            2,111

EXPENSES
  Mortality and expense risk and
    administrative charges                                   236                 347                     18                 395
  Bonus rider fee                                              2                   -                     16                 328
  Death benefit rider fee                                     19                   -                      2                  81
                                                 ------------------------------------------------------------------------------
  TOTAL EXPENSES                                             257                 347                     36                 804
                                                 ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  84                (280)                   138               1,307

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                         205             (70,282)                     -                 (21)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                    -                   -                      -                   -
        End of period                                     (1,060)               (314)                  (226)             (7,203)
                                                 ------------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                    (1,060)               (314)                  (226)             (7,203)
                                                 ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                            (855)            (70,596)                  (226)             (7,224)
                                                 ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                $          (771)    $       (70,876)   $               (88) $           (5,917)
                                                 ==============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

         Separate Account I of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2002

                                                                                                       BARON SMALL CAP
                                                                       BARON SMALL       BARON SMALL    (GRANDMASTER
                                                                          CAP              CAP            FLEX3(TM))
                                                                    (ANNUICHOICE(TM)) (IQ ANNUITY(TM))    DIVISION
                                                         TOTAL          DIVISION          DIVISION     -SEPTEMBER 30*-
                                                     ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $   2,532,728    $        (848)   $      (5,943)   $          (2)
  Net realized gain (loss) on sales of investments     (30,377,764)          (5,363)             927                -
  Change in net unrealized appreciation
    (depreciation) during the period                   (11,077,023)          (1,703)         (83,478)             (42)
                                                     ------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (38,922,059)          (7,914)         (88,494)             (44)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                 20,263,330            7,742          157,754            1,816
    Contract terminations and benefits                 (54,218,348)            (176)          (7,355)               -
    Net transfers among investment options               6,496,536           53,030          246,234              180
    Contract maintenance charges                           (96,823)             (12)             (41)               -
                                                     ------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   (27,555,305)          60,584          396,592            1,996
                                                     ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      (66,477,364)          52,670          308,098            1,952

Net assets, beginning of year                          279,421,263           13,426          197,964                -
                                                     ------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $ 212,943,899    $      66,096    $     506,062    $       1,952
                                                     ==================================================================
UNIT TRANSACTIONS
    Units purchased                                                             895           16,209              214
    Units redeemed                                                              (19)            (856)               -
    Units transferred                                                         5,415           24,751               22
                                                                      -------------------------------------------------
Net increase (decrease) in units                                              6,291           40,104              236

                                                                                           GABELLI LARGE
                                                                                            CAP VALUE
                                                      GABELLI LARGE CAP  GABELLI LARGE      (GRANDMASTER
                                                          VALUE            CAP VALUE         FLEX3(TM))
                                                      (ANNUICHOICE(TM)) (IQ ANNUITY(TM))     DIVISION
                                                          DIVISION         DIVISION        -SEPTEMBER 30*-
                                                     -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                         $      (1,687)   $      (3,523)   $         (12)
  Net realized gain (loss) on sales of investments           (32,317)         (68,183)               -
  Change in net unrealized appreciation
    (depreciation) during the period                          (4,284)         (30,207)            (619)
                                                     -------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (38,288)        (101,913)            (631)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        5,407           97,120           40,000
    Contract terminations and benefits                          (964)          (9,918)               -
    Net transfers among investment options                   113,620           87,884              (20)
    Contract maintenance charges                                 (35)             (20)               -
                                                     -------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         118,028          175,066           39,980
                                                     -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             79,740           73,153           39,349

Net assets, beginning of year                                 51,549          156,203                -
                                                     -------------------------------------------------

NET ASSETS, END OF YEAR                                $     131,289    $     229,356    $      39,349
                                                     =================================================
UNIT TRANSACTIONS
    Units purchased                                              645           14,512            4,613
    Units redeemed                                              (146)          (1,532)               -
    Units transferred                                         14,619            9,031                -
                                                     -------------------------------------------------
Net increase (decrease) in units                              15,118           22,011            4,613

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                     HARRIS BRETALL
                                                     EQUITY GROWTH    HARRIS BRETALL    THIRD AVENUE     THIRD AVENUE
                                                    (ANNUICHOICE(TM))  EQUITY GROWTH       VALUE             VALUE
                                                        DIVISION     (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM))
                                                      -JANUARY 7*-       DIVISION        DIVISION          DIVISION
                                                     --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $         (68)   $      (2,100)   $       1,748    $       4,715
  Net realized gain (loss) on sales of investments            (812)         (58,112)         (22,538)         (16,571)
  Change in net unrealized appreciation
    (depreciation) during the period                        (1,371)         (14,832)         (48,960)        (216,958)
                                                     --------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                               (2,251)         (75,044)         (69,750)        (228,814)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                          -           36,495           86,775          409,399
    Contract terminations and benefits                           -             (189)          (8,629)         (36,846)
    Net transfers among investment options                   5,588           66,947          249,260          620,936
    Contract maintenance charges                                (2)             (20)             (49)             (98)
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets
    from contract related transactions                       5,586          103,233          327,357          993,391
                                                     --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            3,335           28,189          257,607          764,577

Net assets, beginning of year                                    -          102,904           98,515          395,883
                                                     --------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $       3,335    $     131,093    $     356,122    $   1,160,460
                                                     ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                -            4,586            8,960           43,023
  Units redeemed                                                 -              (22)          (1,181)          (4,491)
  Units transferred                                            482            4,000           26,300           66,575
                                                     --------------------------------------------------------------------
Net increase (decrease) in units                               482            8,564           34,079          105,107
                                                     ====================================================================

                                                       THIRD AVENUE
                                                         VALUE
                                                       (GRANDMASTER      TOUCHSTONE      TOUCHSTONE
                                                        FLEX3(TM))        BALANCED        BALANCED
                                                         DIVISION      (IQ ANNUITY(TM)) (ANNUICHOICE(TM))
                                                      -SEPTEMBER 30*-     DIVISION         DIVISION
                                                     ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                        $         (22)   $       2,235    $          54
  Net realized gain (loss) on sales of investments                -           (5,365)          (1,298)
  Change in net unrealized appreciation
    (depreciation) during the period                            (76)         (17,435)              83
                                                     ------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                   (98)         (20,565)          (1,161)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                      17,622          185,621                -
    Contract terminations and benefits                            -          (13,053)               -
    Net transfers among investment options                       11           13,745            7,344
    Contract maintenance charges                                  -               (6)              (1)
                                                     ------------------------------------------------
Net increase (decrease) in net assets
    from contract related transactions                       17,633          186,307            7,343
                                                     ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            17,535          165,742            6,182

Net assets, beginning of year                                     -           66,528            1,259
                                                     ------------------------------------------------

NET ASSETS, END OF YEAR                               $      17,535    $     232,270    $       7,441
                                                     ================================================

UNIT TRANSACTIONS
  Units purchased                                             2,142           19,468                -
  Units redeemed                                                 (2)          (1,495)               -
  Units transferred                                               1            1,493              691
                                                     ------------------------------------------------
Net increase (decrease) in units                              2,141           19,466              691
                                                     ================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                      TOUCHSTONE
                                                       BALANCED                                        TOUCHSTONE BOND
                                                     (GRANDMASTER                     TOUCHSTONE BOND    (GRANDMASTER
                                                       FLEX3(TM))    TOUCHSTONE BOND  (ANNUICHOICE(TM))   FLEX3(TM))
                                                       DIVISION      (IQ ANNUITY(TM))    DIVISION          DIVISION
                                                     -SEPTEMBER 30*-    DIVISION       -FEBRUARY 28*-   -SEPTEMBER 30*-
                                                     ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $          32    $      31,861    $      12,314    $       1,910
  Net realized gain (loss) on sales of investments               -           (2,339)           2,601                -
  Change in net unrealized appreciation
    (depreciation) during the period                           (27)          (9,011)         (10,562)          (1,513)
                                                     ------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      5           20,511            4,353              397

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                          -          158,481            1,700           22,201
    Contract terminations and benefits                           -          (62,228)          (1,275)               -
    Net transfers among investment options                   1,565          174,348          151,871                3
    Contract maintenance charges                                 -              (74)               -                -
                                                     ------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         1,565          270,527          152,296           22,204
                                                     ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            1,570          291,038          156,649           22,601

Net assets, beginning of year                                    -          119,216                -                -
                                                     ------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $       1,570    $     410,254    $     156,649    $      22,601
                                                     ==================================================================

UNIT TRANSACTIONS

  Units purchased                                                -           15,566              166            2,169
  Units redeemed                                                 -           (5,981)            (123)               -
  Units transferred                                            166           16,858           14,475                -
                                                     ------------------------------------------------------------------
Net increase (decrease) in units                               166           26,443           14,518            2,169
                                                     ==================================================================

                                                         TOUCHSTONE       TOUCHSTONE
                                                          EMERGING       EMERGING GROWTH
                                                           GROWTH        (ANNUICHOICE(TM))
                                                       (IQ ANNUITY(TM))     DIVISION
                                                          DIVISION        -JANUARY 31*-
                                                     ---------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                          $       7,819    $       2,723
  Net realized gain (loss) on sales of investments            (15,326)             (74)
  Change in net unrealized appreciation
    (depreciation) during the period                          (27,077)         (10,388)
                                                     ---------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   (34,584)          (7,739)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        46,228                -
    Contract terminations and benefits                        (15,367)               -
    Net transfers among investment options                    199,303           79,847
    Contract maintenance charges                                  (15)             (11)
                                                     ---------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          230,149           79,836
                                                     ---------------------------------
INCREASE (DECREASE) IN NET ASSETS                             195,565           72,097

Net assets, beginning of year                                   5,211                -
                                                     ---------------------------------

NET ASSETS, END OF YEAR                                 $     200,776    $      72,097
                                                     =================================

UNIT TRANSACTIONS

  Units purchased                                               4,517                -
  Units redeemed                                               (1,689)               -
  Units transferred                                            20,054            8,934
                                                     ---------------------------------
Net increase (decrease) in units                               22,882            8,934
                                                     =================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                       TOUCHSTONE      TOUCHSTONE LARGE  TOUCHSTONE
                                                      TOUCHSTONE       ENHANCED 30       CAPAGROWTH        GROWTH
                                                      ENHANCED 30    (ANNUICHOICE(TM)) (IQ ANNUITY(TM))   & INCOME
                                                    (IQ ANNUITY(TM))    DIVISION          DIVISION     (IQ ANNUITY(TM))
                                                       DIVISION      -SEPTEMBER 26*-    -JANUARY 7*-      DIVISION
                                                     -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $         (53)   $         192    $         (57)   $       2,689
  Net realized gain (loss) on sales of investments          (4,329)               1              (17)          (2,566)
  Change in net unrealized appreciation
    (depreciation) during the period                        (1,642)            (338)          (2,141)          (3,538)
                                                     -------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (6,024)            (145)          (2,215)          (3,415)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        380                -               95           10,813
    Contract terminations and benefits                           -                -                -             (410)
    Net transfers among investment options                   3,382           17,640           97,609           22,209
    Contract maintenance charges                               (13)               -                -               (6)
                                                     -------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         3,749           17,640           97,704           32,606
                                                     -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           (2,275)          17,495           95,489           29,191

Net assets, beginning of year                               15,037                -                -            8,166
                                                     -------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $      12,762    $      17,495    $      95,489    $      37,357
                                                     ===================================================================

UNIT TRANSACTIONS
  Units purchased                                               39                -               11            1,197
  Units redeemed                                                (2)              (4)               -              (54)
  Units transferred                                            130            2,309           15,003            2,417
                                                     -------------------------------------------------------------------
Net increase (decrease) in units                               167            2,305           15,014            3,560
                                                     ===================================================================


                                                     TOUCHSTONE    TOUCHSTONE GROWTH
                                                       GROWTH          & INCOME
                                                      & INCOME       (GRANDMASTER
                                                   (ANNUICHOICE(TM))  FLEX3(TM))
                                                      DIVISION         DIVISION
                                                       -MAY 8*-      -SEPTEMBER 30*-
                                                  --------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                      $         981    $          63
  Net realized gain (loss) on sales of investments             45                -
  Change in net unrealized appreciation
    (depreciation) during the period                       (1,604)             (68)
                                                  --------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (578)              (5)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         -                -
    Contract terminations and benefits                          -                -
    Net transfers among investment options                 15,188              783
    Contract maintenance charges                                -                -
                                                  --------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       15,188              783
                                                  --------------------------------
INCREASE (DECREASE) IN NET ASSETS                          14,610              778

Net assets, beginning of year                                   -                -
                                                  --------------------------------

NET ASSETS, END OF YEAR                             $      14,610    $         778
                                                  ================================

UNIT TRANSACTIONS
  Units purchased                                               -                -
  Units redeemed                                              (12)               -
  Units transferred                                         1,768               92
                                                  --------------------------------
Net increase (decrease) in units                            1,756               92
                                                  ================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                                           TOUCHSTONE
                                                                                                            HIGH
                                                       TOUCHSTONE       TOUCHSTONE    TOUCHSTONE HIGH       YIELD
                                                      GROWTH/VALUE     GROWTH/VALUE       YIELD        (ANNUICHOICE(TM))
                                                    (IQ ANNUITY(TM)) (ANNUICHOICE(TM)) (IQ ANNUITY(TM))    DIVISION
                                                       DIVISION          DIVISION         DIVISION      -FEBRUARY 28*-
                                                     --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $        (184)   $         (55)   $       7,731    $       1,966
  Net realized gain (loss) on sales of investments            (745)            (165)          (2,871)              17
  Change in net unrealized appreciation
    (depreciation) during the period                        (2,104)          (1,115)          (3,877)          (1,136)
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (3,033)          (1,335)             983              847

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                     20,456               (6)          74,287              953
    Contract terminations and benefits                        (500)            (160)          (1,149)               -
    Net transfers among investment options                   2,157            2,653            8,098           27,182
    Contract maintenance charges                                (4)              (3)             (18)               -
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        22,109            2,484           81,218           28,135
                                                     --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           19,076            1,149           82,201           28,982

Net assets, beginning of year                                1,129            2,851           44,325                -
                                                     --------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $      20,205    $       4,000    $     126,526    $      28,982
                                                     ====================================================================

UNIT TRANSACTIONS
  Units purchased                                            2,912                -            7,363               93
  Units redeemed                                               (82)             (21)            (124)               -
  Units transferred                                            335              372              702            2,768
                                                     --------------------------------------------------------------------
Net increase (decrease) in units                             3,165              351            7,941            2,861
                                                     ====================================================================

                                                     TOUCHSTONE
                                                     HIGH YIELD        TOUCHSTONE
                                                    (GRANDMASTER     INTERNATIONAL
                                                      FLEX3(TM))        EQUITY
                                                      DIVISION      (IQ ANNUITY(TM))
                                                    -SEPTEMBER 30*-    DIVISION
                                                   -------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                      $       6,430    $      (1,059)
  Net realized gain (loss) on sales of investments              -           54,362
  Change in net unrealized appreciation
    (depreciation) during the period                       (6,194)          (4,407)
                                                   -------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   236           48,896

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                    89,932           76,063
    Contract terminations and benefits                          -             (741)
    Net transfers among investment options                    (19)         (67,890)
    Contract maintenance charges                                -                -
                                                   -------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       89,913            7,432
                                                   -------------------------------
INCREASE (DECREASE) IN NET ASSETS                          90,149           56,328

Net assets, beginning of year                                   -           16,340
                                                   -------------------------------

NET ASSETS, END OF YEAR                             $      90,149    $      72,668
                                                   ===============================

UNIT TRANSACTIONS
  Units purchased                                           9,107           10,119
  Units redeemed                                               (1)            (122)
  Units transferred                                             -             (181)
                                                   -------------------------------
Net increase (decrease) in units                            9,106            9,816
                                                   ===============================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                      TOUCHSTONE MONEY
                                                                                          MARKET
                                                    TOUCHSTONE MONEY  TOUCHSTONE MONEY  (GRANDMASTER   TOUCHSTONE SMALL
                                                       MARKET            MARKET         FLEX3(TM))        CAP VALUE
                                                    (IQ ANNUITY(TM)) (ANNUICHOICE(TM))    DIVISION     (IQ ANNUITY(TM))
                                                       DIVISION         DIVISION       -SEPTEMBER 30*-     DIVISION
                                                     -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $         (55)   $        (268)   $         (41)   $        (923)
  Net realized gain (loss) on sales of investments               -                -                -          (48,493)
  Change in net unrealized appreciation
    (depreciation) during the period                             -                -                -           (2,783)
                                                     -------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (55)            (268)             (41)         (52,199)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                    430,101                -           22,069           25,696
    Contract terminations and benefits                    (245,677)         (43,338)               -           (1,460)
    Net transfers among investment options                 (75,721)         306,343           17,872           30,651
    Contract maintenance charges                               (30)             (78)               -               (5)
                                                     -------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       108,673          262,927           39,941           54,882
                                                     -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                          108,618          262,659           39,900            2,683

Net assets, beginning of year                               63,547            3,719                -           43,559
                                                     -------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $     172,165    $     266,378    $      39,900    $      46,242
                                                     ===================================================================

UNIT TRANSACTIONS
  Units purchased                                           42,576                -            2,208            3,358
  Units redeemed                                           (24,343)          (4,299)              (3)            (144)
  Units transferred                                         (7,485)          30,276            1,789           (1,647)
                                                     -------------------------------------------------------------------
Net increase (decrease) in units                            10,748           25,977            3,994            1,567
                                                     ===================================================================

                                                    TOUCHSTONE SMALL  TOUCHSTONE VALUE
                                                       CAP VALUE           PLUS
                                                    (ANNUICHOICE(TM)) (IQ ANNUITY(TM))
                                                        DIVISION         DIVISION
                                                   --------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $         (93)   $          73
  Net realized gain (loss) on sales of investments             156           (3,593)
  Change in net unrealized appreciation
    (depreciation) during the period                        (2,223)          (3,286)
                                                   --------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (2,160)          (6,806)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                        970            9,357
    Contract terminations and benefits                        (169)               -
    Net transfers among investment options                  11,810           12,966
    Contract maintenance charges                                 -              (27)
                                                   --------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        12,611           22,296
                                                   --------------------------------
INCREASE (DECREASE) IN NET ASSETS                           10,451           15,490

Net assets, beginning of year                                3,044            8,181
                                                   --------------------------------

NET ASSETS, END OF YEAR                              $      13,495    $      23,671
                                                   ================================

UNIT TRANSACTIONS
  Units purchased                                               91              985
  Units redeemed                                               (16)              (3)
  Units transferred                                          1,202            1,460
                                                   --------------------------------
Net increase (decrease) in units                             1,277            2,442
                                                   ================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                    TOUCHSTONE VALUE     JPM BOND
                                                         PLUS         (GRANDMASTER       JPM BOND         JPM BOND
                                                    (ANNUICHOICE(TM))  FLEX3(TM))        (IQ3(TM))     (ANNUICHOICE(TM))
                                                        DIVISION         DIVISION        DIVISION         DIVISION
                                                       -APRIL 19*-    -SEPTEMBER 30*-     -MAY 7*-         -MAY 8*-
                                                     -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $          24    $        (254)   $        (263)   $      (1,655)
  Net realized gain (loss) on sales of investments            (646)               2            1,000              128
  Change in net unrealized appreciation
    (depreciation) during the period                        (1,085)           2,404              695            9,079
                                                     -------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (1,707)           2,152            1,432            7,552

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                          -          143,365           52,040                -
    Contract terminations and benefits                           -                -             (156)          (1,688)
    Net transfers among investment options                   9,418            2,927           (7,253)         505,145
    Contract maintenance charges                                 -                -                -              (10)
                                                     -------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         9,418          146,292           44,631          503,447
                                                     -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            7,711          148,444           46,063          510,999

Net assets, beginning of year                                    -                -                -                -
                                                     -------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $       7,711    $     148,444    $      46,063    $     510,999
                                                     ===================================================================

UNIT TRANSACTIONS
  Units purchased                                                -           13,868            5,073                -
  Units redeemed                                                (4)               -              (15)            (163)
  Units transferred                                          1,072              283             (696)          48,416
                                                     -------------------------------------------------------------------
Net increase (decrease) in units                             1,068           14,151            4,362           48,253
                                                     ===================================================================

                                                   JPM INTERNATIONAL     JPM
                                                     OPPORTUNITIES   INTERNATIONAL
                                                     GRANDMASTER     OPPORTUNITIES
                                                      FLEX3(TM))        (IQ3(TM))
                                                       DIVISION        DIVISION
                                                    -SEPTEMBER 30*-     -MAY 7*-
                                                   -------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                      $         (12)   $      (1,201)
  Net realized gain (loss) on sales of investments              -          124,753
  Change in net unrealized appreciation
    (depreciation) during the period                          111              336
                                                   -------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    99          123,888

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                    40,000            1,821
    Contract terminations and benefits                          -                -
    Net transfers among investment options                    (18)         (15,282)
    Contract maintenance charges                                -                -
                                                   -------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       39,982          (13,461)
                                                   -------------------------------
INCREASE (DECREASE) IN NET ASSETS                          40,081          110,427

Net assets, beginning of year                                   -                -
                                                   -------------------------------

NET ASSETS, END OF YEAR                             $      40,081    $     110,427
                                                   ===============================

UNIT TRANSACTIONS
  Units purchased                                           4,882              232
  Units redeemed                                                -                -
  Units transferred                                             -           13,606
                                                   -------------------------------
Net increase (decrease) in units                            4,882           13,838
                                                   ===============================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                        JPM MID
                                                    JPM INTERNATIONAL  CAP VALUE          JPM MID         JPM MID
                                                     OPPORTUNITIES    (GRANDMASTER       CAP VALUE       CAP VALUE
                                                    (ANNUICHOICE(TM))   FLEX3(TM))       (IQ3(TM))     (ANNUICHOICE(TM))
                                                       DIVISION         DIVISION         DIVISION         DIVISION
                                                        -MAY 8*-      -SEPTEMBER 30*-     -MAY 7*-         -MAY 8*-
                                                     -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $          (2)   $         (27)   $         (81)   $          (2)
  Net realized gain (loss) on sales of investments               -                -                5                -
  Change in net unrealized appreciation
    (depreciation) during the period                            22             (111)             425               16
                                                     -------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     20             (138)             349               14

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                          -           12,175           10,736                -
    Contract terminations and benefits                           -                -             (307)               -
    Net transfers among investment options                     639            4,603                4              641
    Contract maintenance charges                                 -                -                -                -
                                                     -------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           639           16,778           10,433              641
                                                     -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              659           16,640           10,782              655

Net assets, beginning of year                                    -                -                -                -
                                                     -------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $         659    $      16,640    $      10,782    $         655
                                                     ===================================================================

UNIT TRANSACTIONS
  Units purchased                                                -            1,291            1,207                -
  Units redeemed                                                 -               (2)             (35)               -
  Units transferred                                             81              485                -               71
                                                     -------------------------------------------------------------------
Net increase (decrease) in units                                81            1,774            1,172               71
                                                     ===================================================================

                                                        VAN KAMPEN
                                                        BANDWIDTH &     VAN KAMPEN
                                                    TELECOMMUNICATIONS  BANDWIDTH &
                                                     (IQ ANNUITY(TM)) TELECOMMUNICATIONS
                                                       DIVISION      (IQ ANNUITY(TM))
                                                     -FEBRUARY 25*-     DIVISION
                                                    -------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $       3,769    $      11,935
  Net realized gain (loss) on sales of investments            (129)          (1,851)
  Change in net unrealized appreciation
    (depreciation) during the period                        (6,645)         (14,347)
                                                    -------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (3,005)          (4,263)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                          -            2,500
    Contract terminations and benefits                           -             (465)
    Net transfers among investment options                  11,537           23,399
    Contract maintenance charges                                 -               (2)
                                                    -------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        11,537           25,432
                                                    -------------------------------
INCREASE (DECREASE) IN NET ASSETS                            8,532           21,169

Net assets, beginning of year                                    -            2,662
                                                    -------------------------------

NET ASSETS, END OF YEAR                              $       8,532    $      23,831
                                                    ===============================

UNIT TRANSACTIONS
  Units purchased                                                -              392
  Units redeemed                                                (8)             (83)
  Units transferred                                          3,519            8,444
                                                    -------------------------------
Net increase (decrease) in units                             3,511            8,753
                                                    ===============================


SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        VAN KAMPEN       VAN KAMPEN
                                                                                      BIOTECHNOLOGY &     EMERGING
                                                       VAN KAMPEN       VAN KAMPEN     PHARMACEUTICAL    MARKETS DEBT
                                                     BIOTECHNOLOGY &  BIOTECHNOLOGY &   (GRANDMASTER    (GRANDMASTER
                                                     PHARMACEUTICAL   PHARMACEUTICAL     FLEX3(TM))       FLEX3(TM))
                                                    (ANNUICHOICE(TM)) (IQ ANNUITY(TM))    DIVISION         DIVISION
                                                        DIVISION        DIVISION       -SEPTEMBER 30*-  -SEPTEMBER 30*-
                                                     --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $          70    $         880    $          12    $         267
  Net realized gain (loss) on sales of investments            (269)        (134,208)               -                -
  Change in net unrealized appreciation
    (depreciation) during the period                        (2,800)         (18,297)            (128)            (278)
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (2,999)        (151,625)            (116)             (11)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                      3,488           48,601            2,905            4,058
    Contract terminations and benefits                        (160)          (2,544)               -                -
    Net transfers among investment options                  41,822          100,793                1               (5)
    Contract maintenance charges                                 -              (31)               -                -
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        45,150          146,819            2,906            4,053
                                                     --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           42,151           (4,806)           2,790            4,042

Net assets, beginning of year                                2,887          165,973                -                -
                                                     --------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $      45,038    $     161,167    $       2,790    $       4,042
                                                     ====================================================================

UNIT TRANSACTIONS
  Units purchased                                              596            5,428              285              383
  Units redeemed                                               (18)            (297)               -                -
  Units transferred                                          6,009            2,792                -               (1)
                                                     --------------------------------------------------------------------
Net increase (decrease) in units                             6,587            7,923              285              382
                                                     ====================================================================

                                                    VAN KAMPEN     VAN KAMPEN MS HIGH
                                                     EMERGING        TECHK35SINDEX
                                                    MARKETS DEBT     (GRANDMASTER
                                                     (IQ3(TM))         FLEX3(TM))
                                                     DIVISION           DIVISION
                                                      -MAY 7*-       -SEPTEMBER 30*-
                                                    ------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                      $       1,444    $          12
  Net realized gain (loss) on sales of investments              2                -
  Change in net unrealized appreciation
    (depreciation) during the period                          181             (190)
                                                    ------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 1,627             (178)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                    22,582            2,542
    Contract terminations and benefits                       (315)               -
    Net transfers among investment options                    (13)               2
    Contract maintenance charges                                -                -
                                                    ------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       22,254            2,544
                                                    ------------------------------
INCREASE (DECREASE) IN NET ASSETS                          23,881            2,366

Net assets, beginning of year                                   -                -
                                                    ------------------------------

NET ASSETS, END OF YEAR                             $      23,881    $       2,366
                                                    ==============================

UNIT TRANSACTIONS
  Units purchased                                           2,374              291
  Units redeemed                                              (34)               -
  Units transferred                                            (1)               -
                                                    ------------------------------
Net increase (decrease) in units                            2,339              291
                                                    ==============================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        VAN KAMPEN MS
                                                               VAN KAMPEN MS          U.S. MULTINATIONAL          VAN KAMPEN MS
                                                            HIGH-TECH 35 INDEX         (ANNUICHOICE(TM))       U.S. MULTINATIONAL
                                                             (IQ ANNUITY(TM))              DIVISION             (IQ ANNUITY(TM))
                                                                 DIVISION                  -JULY 23*-               DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                 (289)   $                  146    $                416
  Net realized gain (loss) on sales of investments                       (21,943)                        4                 (12,496)
  Change in net unrealized appreciation
    (depreciation) during the period                                      (1,266)                      110                  (7,910)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (23,498)                      260                 (19,990)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      297                     2,624                  40,219
    Contract terminations and benefits                                    (2,815)                        -                  (2,682)
    Net transfers among investment options                                47,842                     9,701                   9,891
    Contract maintenance charges                                               -                         -                      (2)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      45,324                    12,325                  47,426
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         21,826                    12,585                  27,436

Net assets, beginning of year                                                985                         -                   1,620
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $               22,811    $               12,585    $             29,056
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                             31                       488                   5,007
  Units redeemed                                                            (268)                       (3)                   (321)
  Units transferred                                                        3,576                     1,659                     212
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                           3,339                     2,144                   4,898
                                                          ========================================================================

                                                           VAN KAMPEN U.S. REAL      VAN KAMPEN U.S. REAL        VAN KAMPEN U.S.
                                                                  ESTATE                    ESTATE                 REAL ESTATE
                                                          (GRANDMASTER FLEX3(TM))          (IQ3(TM))            (ANNUICHOICE(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                              -SEPTEMBER 30*-               -MAY 7*-                -MAY 8*-
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                  145    $                2,846    $              3,253
  Net realized gain (loss) on sales of investments                             -                      (855)                   (337)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (81)                   (6,938)                 (1,508)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   64                    (4,947)                  1,408

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                        -                    58,464                       -
    Contract terminations and benefits                                         -                         -                       -
    Net transfers among investment options                                 3,087                     8,345                  70,431
    Contract maintenance charges                                               -                         -                      (8)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       3,087                    66,809                  70,423
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          3,151                    61,862                  71,831

Net assets, beginning of year                                                  -                         -                       -
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $                3,151    $               61,862    $             71,831
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                              -                     6,006                       -
  Units redeemed                                                               -                         -                       -
  Units transferred                                                          347                       807                   7,859
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                             347                     6,813                   7,859
                                                          ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        INITIAL CLASS
                                                          ------------------------------------------------------------------------
                                                             VIP MONEY MARKET           VIP HIGH INCOME         VIP EQUITY-INCOME
                                                             (GRANDMASTER(TM))         (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               91,246    $            1,150,641    $          1,112,180
  Net realized gain (loss) on sales of investments                             -                (2,789,703)             (2,659,030)
  Change in net unrealized appreciation
    (depreciation) during the period                                           -                 1,817,414              (5,717,192)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               91,246                   178,352              (7,264,042)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   55,654                    28,138                 127,429
    Contract terminations and benefits                               (10,664,858)               (2,294,597)             (4,333,485)
    Net transfers among investment options                             6,896,562                   181,605              (7,045,521)
    Contract maintenance charges                                          (6,367)                   (4,937)                (15,841)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (3,719,009)               (2,089,791)            (11,267,418)
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (3,627,763)               (1,911,439)            (18,531,460)

Net assets, beginning of year                                         17,947,172                12,413,052              46,182,765
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $           14,319,409    $           10,501,613    $         27,651,305
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          3,701                     2,501                   3,182
  Units redeemed                                                        (709,931)                 (206,274)               (112,697)
  Units transferred                                                      461,373                    16,987                (182,541)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                        (244,857)                 (186,786)               (292,056)
                                                          ========================================================================

                                                                                        INITIAL CLASS
                                                          ------------------------------------------------------------------------
                                                                                                               VIP II INVESTMENT
                                                                VIP GROWTH                VIP OVERSEAS             GRADE BOND
                                                             (GRANDMASTER(TM))         (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                                 DIVISION                   DIVISION                DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $             (288,099)   $              (38,315)   $            188,475
  Net realized gain (loss) on sales of investments                    (6,078,725)               (1,177,693)                 74,189
  Change in net unrealized appreciation
    (depreciation) during the period                                  (3,852,521)                 (625,309)                445,675
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (10,219,345)               (1,841,317)                708,339

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  172,301                    42,607                  61,435
    Contract terminations and benefits                                (2,887,940)                 (929,567)             (1,380,035)
    Net transfers among investment options                            (2,554,211)               (1,641,206)              2,059,914
    Contract maintenance charges                                         (13,310)                   (4,015)                 (2,635)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (5,283,160)               (2,532,181)                738,679
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (15,502,505)               (4,373,498)              1,447,018

Net assets, beginning of year                                         36,204,269                 9,584,301               7,682,625
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $           20,701,764    $            5,210,803    $          9,129,643
                                                          ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                          3,488                     2,225                   2,752
  Units redeemed                                                         (61,042)                  (48,964)                (63,498)
  Units transferred                                                      (47,764)                  (93,694)                 93,062
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                        (105,318)                 (140,433)                 32,316
                                                          ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        INITIAL CLASS
                                                          ------------------------------------------------------------------------
                                                               VIP II ASSET                                       VIP II ASSET
                                                                 MANAGER               VIP II INDEX 500          MANAGER: GROWTH
                                                             (GRANDMASTER(TM))         (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $              367,807    $              (68,734)   $             92,220
  Net realized gain (loss) on sales of investments                      (774,322)               (6,020,334)             (1,339,515)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (1,069,286)                 (742,922)                247,362
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (1,475,801)               (6,831,990)               (999,933)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   50,312                   143,742                  31,616
    Contract terminations and benefits                                (1,573,764)               (3,112,166)               (401,975)
    Net transfers among investment options                              (842,176)               (1,483,499)             (1,601,375)
    Contract maintenance charges                                          (5,810)                  (11,287)                 (1,752)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (2,371,438)               (4,463,210)             (1,973,486)
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (3,847,239)              (11,295,200)             (2,973,419)

Net assets, beginning of year                                         15,068,593                39,832,748               6,184,159
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $           11,221,354    $           28,537,548    $          3,210,740
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          1,791                     6,037                   1,844
  Units redeemed                                                         (60,093)                 (138,976)                (25,243)
  Units transferred                                                      (33,373)                   34,244                (104,365)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                         (91,675)                  (98,695)               (127,764)
                                                          ========================================================================

                                                                                        INITIAL CLASS
                                                          ------------------------------------------------------------------------
                                                                                        VIP III GROWTH
                                                            VIP II CONTRAFUND            OPPORTUNITIES          VIP III BALANCED
                                                             (GRANDMASTER(TM))         (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $             (172,049)   $               (6,999)   $             76,740
  Net realized gain (loss) on sales of investments                    (5,376,265)                 (621,483)               (256,701)
  Change in net unrealized appreciation
    (depreciation) during the period                                   2,213,119                  (252,370)               (278,947)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (3,335,195)                 (880,852)               (458,908)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  191,801                    33,622                  21,893
    Contract terminations and benefits                                (3,440,642)                 (301,721)               (605,998)
    Net transfers among investment options                              (800,112)                 (404,448)                329,709
    Contract maintenance charges                                         (12,808)                   (1,886)                 (2,216)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (4,061,761)                 (674,433)               (256,612)
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (7,396,956)               (1,555,285)               (715,520)

Net assets, beginning of year                                         36,630,159                 3,924,355               4,867,997
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $           29,233,203    $            2,369,070    $          4,152,477
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          7,969                     3,500                   1,828
  Units redeemed                                                        (148,795)                  (34,143)                (52,761)
  Units transferred                                                      (20,661)                  (50,611)                 30,339
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                        (161,487)                  (81,254)                (20,594)
                                                          ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                              INITIAL CLASS                         SERVICE CLASS
                                                          ------------------------------------------------------------------------
                                                             VIP III GROWTH &                                     MFS EMERGING
                                                                  INCOME                VIP III MID CAP              GROWTH
                                                            (GRANDMASTER(TM))          (GRANDMASTER(TM))        (IQ ANNUITY(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                 (413)   $              (26,882)   $             (9,574)
  Net realized gain (loss) on sales of investments                    (1,391,360)                  (83,242)               (387,113)
  Change in net unrealized appreciation
    (depreciation) during the period                                    (139,021)                 (528,489)                 81,797
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (1,530,794)                 (638,613)               (314,890)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   23,736                    27,081                  96,888
    Contract terminations and benefits                                  (880,485)                 (465,562)                (60,108)
    Net transfers among investment options                               237,087                 1,357,964                 159,064
    Contract maintenance charges                                          (3,708)                   (1,495)                    (86)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                    (623,370)                  917,988                 195,758
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (2,154,164)                  279,375                (119,132)

Net assets, beginning of year                                          8,539,949                 4,449,581                 649,293
                                                          ------------------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $            6,385,785    $            4,728,956    $            530,161
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          1,820                     1,736                  16,368
  Units redeemed                                                         (70,474)                  (30,326)                (13,743)
  Units transferred                                                       14,660                    82,091                  21,214
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                         (53,994)                   53,501                  23,839
                                                          ========================================================================

                                                                                        SERVICE CLASS
                                                          ------------------------------------------------------------------------
                                                               MFS EMERGING                                       MFS INVESTORS
                                                                  GROWTH                MFSG INVESTORS            GROWTH STOCK
                                                             (GRANDMASTER(TM))           GROWTH STOCK           (ANNUICHOICE(TM))
                                                                 DIVISION              (IQ ANNUITY(TM))             DIVISION
                                                                -JULY 16*-                DIVISION                 -JULY 23*-
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                  (49)   $               (1,092)   $               (152)
  Net realized gain (loss) on sales of investments                           (18)                  (34,418)                     11
  Change in net unrealized appreciation
    (depreciation) during the period                                        (297)                    7,161                    (541)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (364)                  (28,349)                   (682)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                        -                    36,814                   7,873
    Contract terminations and benefits                                      (349)                  (58,776)                      -
    Net transfers among investment options                                 9,126                    50,857                  32,675
    Contract maintenance charges                                              (3)                      (10)                      -
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       8,774                    28,885                  40,548
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          8,410                       536                  39,866

Net assets, beginning of year                                                  -                    59,201                       -
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $                8,410    $               59,737    $             39,866
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                              -                     5,465                   1,154
  Units redeemed                                                             (54)                  (11,495)                     (6)
  Units transferred                                                        1,666                     9,408                   4,366
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                           1,612                     3,378                   5,514
                                                          ========================================================================


SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS
                                                          ------------------------------------------------------------------------
                                                              MFS INVESTORS             MFS INVESTORS
                                                               GROWTH STOCK              GROWTH STOCK
                                                            (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))    MFS INVESTORS TRUST
                                                                DIVISION                   DIVISION             (IQ ANNUITY(TM))
                                                              -JANUARY 17*-             -SEPTEMBER 30*-             DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                 (347)   $                  (10)   $               (779)
  Net realized gain (loss) on sales of investments                       (10,607)                        -                  (2,522)
  Change in net unrealized appreciation
    (depreciation) during the period                                      (2,395)                     (204)                (23,701)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (13,349)                     (214)                (27,002)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                        -                         -                 131,515
    Contract terminations and benefits                                      (502)                        -                 (10,312)
    Net transfers among investment options                                27,338                     4,412                    (287)
    Contract maintenance charges                                              (5)                        -                     (17)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      26,831                     4,412                 120,899
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         13,482                     4,198                  93,897

Net assets, beginning of year                                                  -                         -                   8,774
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $               13,482    $                4,198    $            102,671
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                              -                         -                  16,202
  Units redeemed                                                             (61)                       (1)                 (1,551)
  Units transferred                                                        1,976                       505                       6
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                           1,915                       504                  14,657
                                                          ========================================================================

                                                                                        SERVICE CLASS
                                                          ------------------------------------------------------------------------
                                                            MFS INVESTORS TRUST       MFS INVESTORS TRUST          MFS MID CAP
                                                             (ANNUICHOICE(TM))         (GRANDMASTER(TM))              GROWTH
                                                                 DIVISION                  DIVISION              (IQ ANNUITY(TM))
                                                                -JUNE 30*-                -MARCH 19*-               DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                  (76)   $                 (282)   $             (1,902)
  Net realized gain (loss) on sales of investments                          (945)                   (1,349)                (97,875)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (134)                   (3,102)                 15,084
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               (1,155)                   (4,733)                (84,693)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                        -                         -                  16,372
    Contract terminations and benefits                                         -                    (1,709)                (14,189)
    Net transfers among investment options                                15,826                   130,901                  33,034
    Contract maintenance charges                                               -                        (5)                    (35)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      15,826                   129,187                  35,182
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         14,671                   124,454                 (49,511)

Net assets, beginning of year                                                  -                         -                 155,670
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $               14,671    $              124,454    $            106,159
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                              -                         -                   2,946
  Units redeemed                                                               -                      (217)                 (2,573)
  Units transferred                                                        1,893                    16,422                   4,268
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                           1,893                    16,205                   4,641
                                                          ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS
                                                          ------------------------------------------------------------------------
                                                               MFS MID CAP                MFS MID CAP         MFS MID CAP GROWTH
                                                                 GROWTH                     GROWTH         (GRANDMASTER FLEX3(TM))
                                                            (ANNUICHOICE(TM))          (GRANDMASTER(TM))           DIVISION
                                                                DIVISION                   DIVISION             -SEPTEMBER 30*-
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                 (805)   $               (4,826)   $                (10)
  Net realized gain (loss) on sales of investments                       (13,651)                 (309,014)                      -
  Change in net unrealized appreciation
    (depreciation) during the period                                     (17,618)                   59,288                    (133)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (32,074)                 (254,552)                   (143)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    4,359                     8,236                       -
    Contract terminations and benefits                                      (704)                  (59,329)                      -
    Net transfers among investment options                                46,767                  (341,497)                  4,412
    Contract maintenance charges                                             (29)                     (165)                      -
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      50,393                  (392,755)                  4,412
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         18,319                  (647,307)                  4,269

Net assets, beginning of year                                             39,610                   683,690                       -
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $               57,929    $               36,383    $              4,269
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                            728                     1,208                       -
  Units redeemed                                                            (145)                   (9,841)                     (1)
  Units transferred                                                        5,815                   (68,002)                    540
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                           6,398                   (76,635)                    539
                                                          ========================================================================

                                                                                        SERVICE CLASS
                                                          ------------------------------------------------------------------------
                                                            MFS NEW DISCOVERY         MFS NEW DISCOVERY         MFS NEW DISCOVERY
                                                             (IQ ANNUITY(TM))          (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (1,782)   $               (1,140)   $             (3,743)
  Net realized gain (loss) on sales of investments                       (51,440)                     (201)                (90,793)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (10,031)                  (26,060)                (27,894)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (63,253)                  (27,401)               (122,430)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                        -                    45,979                   6,572
    Contract terminations and benefits                                      (111)                        -                 (32,956)
    Net transfers among investment options                                55,468                    89,215                 310,307
    Contract maintenance charges                                             (71)                      (14)                    (66)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      55,286                   135,180                 283,857
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         (7,967)                  107,779                 161,427

Net assets, beginning of year                                            118,064                       819                 113,597
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              110,097    $              108,598    $            275,024
                                                          ======================    ======================    ====================
UNIT TRANSACTIONS
  Units purchased                                                              -                     4,740                     747
  Units redeemed                                                             (25)                       (2)                 (4,172)
  Units transferred                                                        5,290                    10,501                  33,843
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                           5,265                    15,239                  30,418
                                                          ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS
                                                          ------------------------------------------------------------------------
                                                               MFS CAPITAL                MFS CAPITAL             MFS CAPITAL
                                                              OPPORTUNITIES              OPPORTUNITIES            OPPORTUNITIES
                                                             (IQ ANNUITY(TM))          (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (1,445)   $                 (609)   $               (551)
  Net realized gain (loss) on sales of investments                       (22,335)                     (808)                (12,084)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (16,647)                  (13,461)                 (1,089)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (40,427)                  (14,878)                (13,724)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   46,623                         -                   3,069
    Contract terminations and benefits                                    (1,855)                   (1,266)                (50,572)
    Net transfers among investment options                                52,220                    38,402                   3,599
    Contract maintenance charges                                             (24)                       (8)                    (39)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      96,964                    37,128                 (43,943)
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         56,537                    22,250                 (57,667)

Net assets, beginning of year                                             68,291                    31,753                  83,575
                                                          ------------------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $              124,828    $               54,003    $             25,908
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          6,341                         -                     472
  Units redeemed                                                            (326)                     (222)                 (6,594)
  Units transferred                                                        8,515                     5,114                     347
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                          14,530                     4,892                  (5,775)
                                                          ========================================================================

                                                                                        SERVICE CLASS
                                                          ------------------------------------------------------------------------
                                                             MFS TOTAL RETURN          MFS TOTAL RETURN         MFS TOTAL RETURN
                                                             (IQ ANNUITY(TM))          (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                                 DIVISION                  DIVISION                  DIVISION
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                7,868    $                  999    $             30,492
  Net realized gain (loss) on sales of investments                        (7,061)                   (4,200)               (233,883)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (48,743)                   (7,409)                  5,369
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (47,936)                  (10,610)               (198,022)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  349,465                    22,620                  60,213
    Contract terminations and benefits                                   (40,267)                   (7,456)               (220,757)
    Net transfers among investment options                               199,130                   292,345                 844,899
    Contract maintenance charges                                            (233)                      (34)                   (649)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     508,095                   307,475                 683,706
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        460,159                   296,865                 485,684

Net assets, beginning of year                                            381,406                    67,000               1,177,369
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              841,565    $              363,865    $          1,663,053
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                         36,170                     2,435                   6,183
  Units redeemed                                                          (4,283)                     (790)                (23,685)
  Units transferred                                                       20,606                    30,384                  78,965
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                          52,493                    32,029                  61,463
                                                          ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS
                                                          ------------------------------------------------------------------------
                                                             MFS TOTAL RETURN            MFS RESEARCH             MFS RESEARCH
                                                          (GRANDMASTER FLEX3(TM))      (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                             -SEPTEMBER 30*-            -FEBRUARY 15*-               -MAY 6*-
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                  (12)   $                 (268)   $                (55)
  Net realized gain (loss) on sales of investments                             -                       (56)                  6,057
  Change in net unrealized appreciation
    (depreciation) during the period                                         (53)                   (4,216)                   (200)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (65)                   (4,540)                  5,802

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    8,117                         -                       -
    Contract terminations and benefits                                         -                         -                       -
    Net transfers among investment options                                   717                    44,120                   8,024
    Contract maintenance charges                                               -                         -                       -
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       8,834                    44,120                   8,024
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          8,769                    39,580                  13,826

Net assets, beginning of year                                                  -                         -                       -
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $                8,769    $               39,580    $             13,826
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                            852                         -                       -
  Units redeemed                                                              (1)                      (15)                      -
  Units transferred                                                      181,433                     5,342                   1,876
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                         182,284                     5,327                   1,876
                                                          ========================================================================

                                                                                       SERVICE CLASS 2
                                                          ------------------------------------------------------------------------
                                                                                                                VIP MONEY MARKET
                                                             VIP MONEY MARKET          VIP MONEY MARKET       (GRANDMASTER FLEX3)
                                                             (IQ ANNUITY(TM))         (ANNUICHOICE(TM))            DIVISION
                                                                 DIVISION                  DIVISION             -SEPTEMBER 30*-
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                 (829)   $               (5,239)   $                 (3)
  Net realized gain (loss) on sales of investments                             -                         -                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                           -                         -                       -
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 (829)                   (5,239)                     (3)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               10,772,038                 1,764,221                  15,450
    Contract terminations and benefits                               (14,203,788)                 (305,821)                      -
    Net transfers among investment options                               450,201                 1,474,843                 (15,447)
    Contract maintenance charges                                          (1,692)                   (1,232)                      -
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (2,983,241)                2,932,011                       3
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (2,984,070)                2,926,772                       -

Net assets, beginning of year                                          7,687,458                   981,785                       -
                                                          ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $            4,703,388    $            3,908,557    $                  -
                                                          ========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,057,189                   175,384                   1,546
  Units redeemed                                                      (1,394,112)                  (30,388)                      -
  Units transferred                                                       44,080                   143,729                  (1,546)
                                                          ------------------------------------------------------------------------
Net increase (decrease) in units                                        (292,843)                  288,725                       -
                                                          ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                         SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                             VIP HIGH INCOME          VIP HIGH INCOME           VIP EQUITY-INCOME
                                                            (IQ ANNUITY(TM))         (ANNUICHOICE(TM))           (IQ ANNUITY(TM))
                                                                DIVISION                  DIVISION                   DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               13,884    $                3,043    $              16,568
  Net realized gain (loss) on sales of investments                       (10,368)                     (444)                 (66,779)
  Change in net unrealized appreciation
    (depreciation) during the period                                       1,172                      (367)                (187,831)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                4,688                     2,232                 (238,042)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   27,906                     5,248                  409,487
    Contract terminations and benefits                                   (23,059)                   (1,755)                 (61,954)
    Net transfers among investment options                                77,508                    25,100                   50,591
    Contract maintenance charges                                             (87)                      (11)                    (105)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      82,268                    28,582                  398,019
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         86,956                    30,814                  159,977

Net assets, beginning of year                                            158,657                    34,658                  835,326
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              245,613    $               65,472    $             995,303
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                          3,618                       584                   45,902
  Units redeemed                                                          (3,069)                     (187)                  (7,327)
  Units transferred                                                        9,719                     2,663                    2,381
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                          10,268                     3,060                   40,956
                                                          =========================================================================

                                                                                         SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                                                       VIP EQUITY-INCOME
                                                             VIP EQUITY-INCOME      (GRANDMASTER FLEX3(TM))        VIP GROWTH
                                                              ANNUICHOICE(TM))             DIVISION             (IQ ANNUITY(TM))
                                                                DIVISION               -SEPTEMBER 30*-             DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                  671    $                   (1)   $              (8,600)
  Net realized gain (loss) on sales of investments                        (5,087)                        -                 (127,064)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (42,496)                      (10)                (112,040)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (46,912)                      (11)                (247,704)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   22,575                       150                  165,696
    Contract terminations and benefits                                    (6,442)                        -                  (22,653)
    Net transfers among investment options                               241,162                     1,351                   98,444
    Contract maintenance charges                                             (36)                        -                      (70)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     257,259                     1,501                  241,417
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        210,347                     1,490                   (6,287)

Net assets, beginning of year                                             79,349                         -                  614,915
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              289,696    $                1,490    $             608,628
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                          2,587                        17                   25,483
  Units redeemed                                                            (927)                        -                   (3,894)
  Units transferred                                                       25,966                       156                   12,768
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                          27,626                       173                   34,357
                                                          =========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                       SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                                VIP GROWTH              VIP OVERSEAS              VIP OVERSEAS
                                                             (ANNUICHOICE(TM))        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                                 DIVISION                 DIVISION                  DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (2,137)   $               (2,161)   $                (745)
  Net realized gain (loss) on sales of investments                       (28,679)                  (69,989)                  (4,025)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (29,503)                   13,784                  (12,223)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (60,319)                  (58,366)                 (16,993)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    6,911                     6,411                        -
    Contract terminations and benefits                                    (1,420)               (1,747,664)                    (108)
    Net transfers among investment options                               209,787                 1,805,411                   58,951
    Contract maintenance charges                                             (20)                      (12)                     (11)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     215,258                    64,146                   58,832
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        154,939                     5,780                   41,839

Net assets, beginning of year                                             50,571                    58,038                   27,638
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              205,510    $               63,818    $              69,477
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                            740                       832                        -
  Units redeemed                                                            (164)                 (279,759)                     (15)
  Units transferred                                                       24,114                   281,971                    6,360
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                          24,690                     3,044                    6,345
                                                          =========================================================================

                                                                                       SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                              VIP INVESTMENT           VIP INVESTMENT
                                                                GRADE BOND               GRADE BOND             VIP ASSET MANAGER
                                                             (IQ ANNUITY(TM))         (ANNUICHOICE(TM))           (IQ ANNUITY(TM))
                                                                 DIVISION                 DIVISION                   DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (2,406)   $                 (586)   $                 772
  Net realized gain (loss) on sales of investments                        12,186                     4,129                   (2,300)
  Change in net unrealized appreciation
    (depreciation) during the period                                      89,602                    20,178                  (14,086)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               99,382                    23,721                  (15,614)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  658,672                     2,603                  124,253
    Contract terminations and benefits                                   (45,389)                  (11,199)                  (2,334)
    Net transfers among investment options                               725,353                   330,154                   66,238
    Contract maintenance charges                                            (145)                      (79)                     (29)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   1,338,491                   321,479                  188,128
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      1,437,873                   345,200                  172,514

Net assets, beginning of year                                            257,127                    58,886                   55,704
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $            1,695,000    $              404,086    $             228,218
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         60,941                       251                   13,621
  Units redeemed                                                          (4,300)                   (1,041)                    (294)
  Units transferred                                                       68,659                    31,222                    6,887
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                         125,300                    30,432                   20,214
                                                          =========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                       SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                            VIP ASSET MANAGER            VIP INDEX 500            VIP INDEX 500
                                                            (ANNUICHOICE(TM))          (IQ ANNUITY(TM))         (ANNUICHOICE(TM))
                                                                DIVISION                   DIVISION                 DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                 (625)   $               (3,725)   $              (2,956)
  Net realized gain (loss) on sales of investments                        (7,314)                 (168,561)                 (38,740)
  Change in net unrealized appreciation
    (depreciation) during the period                                      (2,301)                    6,453                  (50,803)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (10,240)                 (165,833)                 (92,499)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    4,719                   187,463                   11,896
    Contract terminations and benefits                                    (3,040)                  (56,011)                  (5,506)
    Net transfers among investment options                                97,589                   236,778                  254,001
    Contract maintenance charges                                              (3)                     (100)                     (70)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      99,265                   368,130                  260,321
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         89,025                   202,297                  167,822

Net assets, beginning of year                                             14,956                   374,420                  117,656
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              103,981    $              576,717    $             285,478
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                            475                    23,284                    1,281
  Units redeemed                                                            (322)                   (8,135)                    (701)
  Units transferred                                                        9,739                    28,701                   26,223
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                           9,892                    43,850                   26,803
                                                          =========================================================================

                                                                                       SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                             VIP ASSET MANAGER:      VIP ASSET MANAGER:
                                                                 GROWTH                   GROWTH                  VIP BALANCED
                                                             (IQ ANNUITY(TM))         (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                                 DIVISION                DIVISION                  DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                  335    $                 (577)   $               2,167
  Net realized gain (loss) on sales of investments                          (505)                  (10,722)                 (17,882)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (24,029)                   (4,937)                 (42,741)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (24,199)                  (16,236)                 (58,456)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   23,025                     4,720                  134,115
    Contract terminations and benefits                                      (696)                   (1,127)                 (14,253)
    Net transfers among investment options                                67,044                    66,882                  213,545
    Contract maintenance charges                                              (8)                       (9)                     (49)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      89,365                    70,466                  333,358
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         65,166                    54,230                  274,902

Net assets, beginning of year                                             85,395                    14,709                  294,844
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              150,561    $               68,939    $             569,746
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                          2,752                       476                   15,121
  Units redeemed                                                             (85)                     (119)                  (1,622)
  Units transferred                                                        7,768                     6,271                   22,167
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                          10,435                     6,628                   35,666
                                                          =========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                       SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                                VIP BALANCED            VIP CONTRAFUND           VIP CONTRAFUND
                                                             (ANNUICHOICE(TM))         (IQ ANNUITY(TM))         (ANNUICHOICE(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                 (797)   $               (6,780)   $              (1,012)
  Net realized gain (loss) on sales of investments                          (877)                  (12,782)                    (122)
  Change in net unrealized appreciation
    (depreciation) during the period                                      (3,753)                  (68,031)                  (5,582)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               (5,427)                  (87,593)                  (6,716)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    2,158                   266,157                    8,910
    Contract terminations and benefits                                    (3,976)                  (39,711)                    (140)
    Net transfers among investment options                               137,005                   434,283                  242,250
    Contract maintenance charges                                             (18)                      (60)                      (7)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     135,169                   660,669                  251,013
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        129,742                   573,076                  244,297

Net assets, beginning of year                                              4,553                   416,852                    1,565
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              134,295    $              989,928    $             245,862
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                            223                    31,080                      910
  Units redeemed                                                            (437)                   (4,728)                     (16)
  Units transferred                                                       14,442                    50,969                   26,513
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                          14,228                    77,321                   27,407
                                                          =========================================================================

                                                                                       SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                                                                                   VIP GROWTH
                                                              VIP CONTRAFUND             VIP GROWTH               OPPORTUNITIES
                                                          (GRANDMASTER FLEX3(TM))       OPPORTUNITIES           (ANNUICHOICE(TM))
                                                                  DIVISION             (IQ ANNUITY(TM))             DIVISION
                                                              -SEPTEMBER 30*-             DIVISION                 -MARCH 7*-
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                  (17)   $                  (30)   $                (658)
  Net realized gain (loss) on sales of investments                             -                      (545)                 (11,129)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (42)                     (429)                  (3,513)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  (59)                   (1,004)                 (15,300)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                        -                         -                    4,703
    Contract terminations and benefits                                         -                         -                   (4,130)
    Net transfers among investment options                                 7,696                     2,378                   54,872
    Contract maintenance charges                                               -                       (14)                       -
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       7,696                     2,364                   55,445
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          7,637                     1,360                   40,145

Net assets, beginning of year                                                  -                     5,113                        -
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $                7,637    $                6,473    $              40,145
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                              -                         -                      486
  Units redeemed                                                              (1)                       (2)                    (528)
  Units transferred                                                          861                       361                    5,222
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                             860                       359                    5,180
                                                          =========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                        SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                               VIP GROWTH &              VIP GROWTH &          VIP GROWTH & INCOME
                                                                 INCOME                    INCOME            (GRANDMASTER FLEX3(TM))
                                                             (IQ ANNUITY(TM))          (ANNUICHOICE(TM))            DIVISION
                                                                DIVISION                   DIVISION              -SEPTEMBER 30*-
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (2,623)   $                 (477)   $                  (1)
  Net realized gain (loss) on sales of investments                       (63,348)                   (2,138)                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                     (69,975)                   (3,673)                     (13)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (135,946)                   (6,288)                     (14)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   76,598                     4,782                      150
    Contract terminations and benefits                                   (19,640)                   (3,104)                       -
    Net transfers among investment options                               159,776                    59,486                      778
    Contract maintenance charges                                             (63)                       (3)                       -
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     216,671                    61,161                      928
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         80,725                    54,873                      914

Net assets, beginning of year                                            414,633                     3,669                        -
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              495,358    $               58,542    $                 914
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                          9,085                       476                       16
  Units redeemed                                                          (2,556)                     (384)                       -
  Units transferred                                                       14,270                     6,510                       83
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                          20,799                     6,602                       99
                                                          =========================================================================

                                                                                        SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                                                                                  VIP MID CAP
                                                                VIP MID CAP               VIP MID CAP        (GRANDMASTER FLEX3(TM))
                                                             (IQ ANNUITY(TM))           (ANNUICHOICE(TM))             DIVISION
                                                                 DIVISION                   DIVISION             -SEPTEMBER 30*-
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (6,300)   $               (1,754)   $                  (5)
  Net realized gain (loss) on sales of investments                       (66,625)                     (751)                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                     (46,552)                  (12,888)                      16
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                               (119,477)                  (15,393)                      11

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  111,808                    86,971                    5,447
    Contract terminations and benefits                                   (34,357)                     (442)                       -
    Net transfers among investment options                               469,250                   142,406                        1
    Contract maintenance charges                                            (112)                      (11)                       -
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     546,589                   228,924                    5,448
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        427,112                   213,531                    5,459

Net assets, beginning of year                                            483,606                    10,474                        -
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              910,718    $              224,005    $               5,459
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         10,935                     8,348                      612
  Units redeemed                                                          (3,698)                      (47)                       -
  Units transferred                                                       46,856                    14,932                        -
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                          54,093                    23,233                      612
                                                          =========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                      SERVICE CLASS 2
                                                          -------------------------------------------------------------------------
                                                             VIP AGGRESSIVE          VIP DYNAMIC CAPITAL       VIP DYNAMIC CAPITAL
                                                                 GROWTH                APPRECIATION               APPRECIATION
                                                            (IQ ANNUITY(TM))          (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                                DIVISION                  DIVISION                  DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                 (732)   $               (3,216)   $                (361)
  Net realized gain (loss) on sales of investments                        (1,231)                   (2,985)                       2
  Change in net unrealized appreciation
    (depreciation) during the period                                     (14,049)                  (30,801)                  (2,611)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (16,012)                  (37,002)                  (2,970)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   47,992                     9,358                        -
    Contract terminations and benefits                                    (2,651)                   (1,859)                       -
    Net transfers among investment options                                (1,090)                  313,005                   14,095
    Contract maintenance charges                                               -                       (31)                      (7)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
from contract related transactions                                        44,251                   320,473                   14,088
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         28,239                   283,471                   11,118

Net assets, beginning of year                                             17,330                     4,363                   14,964
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $               45,569    $              287,834    $              26,082
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                          4,962                       733                        -
  Units redeemed                                                            (329)                     (163)                       -
  Units transferred                                                         (169)                   24,506                    1,345
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                           4,464                    25,076                    1,345
                                                          =========================================================================

                                                                                       SERVICE SHARES
                                                          -------------------------------------------------------------------------
                                                            JANUS ASPEN GROWTH        JANUS ASPEN GROWTH       JANUS ASPEN GROWTH
                                                              (IQ ANNUITY(TM))         (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                                  DIVISION                 DIVISION                DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (1,528)   $                 (453)   $                 (20)
  Net realized gain (loss) on sales of investments                        (4,714)                   (4,603)                     444
  Change in net unrealized appreciation
    (depreciation) during the period                                     (28,338)                   (5,813)                      56
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (34,580)                  (10,869)                     480

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                      990                     1,740                        -
    Contract terminations and benefits                                    (4,762)                   (1,328)                       -
    Net transfers among investment options                                 6,262                     5,773                  (43,415)
    Contract maintenance charges                                             (58)                       (7)                       -
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
from contract related transactions                                         2,432                     6,178                  (43,415)
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (32,148)                   (4,691)                 (42,935)

Net assets, beginning of year                                            118,607                    30,674                   44,345
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $               86,459    $               25,983    $               1,410
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                            163                       205                        -
  Units redeemed                                                            (796)                     (217)                       -
  Units transferred                                                          815                       575                   (5,428)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                             182                       563                   (5,428)
                                                          =========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                       SERVICE SHARES
                                                          -------------------------------------------------------------------------
                                                                JANUS ASPEN               JANUS ASPEN             JANUS ASPEN
                                                             AGGRESSIVE GROWTH         AGGRESSIVE GROWTH       AGGRESSIVE GROWTH
                                                              (IQ ANNUITY(TM))         (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                 DIVISION                  DIVISION                DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                 (872)   $                  (39)   $                (618)
  Net realized gain (loss) on sales of investments                       (15,255)                     (245)                 (15,710)
  Change in net unrealized appreciation
    (depreciation) during the period                                      (6,705)                     (701)                  (1,733)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                (22,832)                     (985)                 (18,061)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    4,816                         -                      755
    Contract terminations and benefits                                    (1,436)                        -                  (13,727)
    Net transfers among investment options                                12,999                     4,161                   (3,952)
    Contract maintenance charges                                             (12)                       (3)                     (19)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      16,367                     4,158                  (16,943)
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         (6,465)                    3,173                  (35,004)

Net assets, beginning of year                                             56,240                     1,029                   68,064
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $               49,775    $                4,202    $              33,060
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                            740                         -                      122
  Units redeemed                                                            (277)                        -                   (2,101)
  Units transferred                                                        1,532                       521                     (869)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                           1,995                       521                   (2,848)
                                                          =========================================================================

                                                                                   SERVICE SHARES
                                                          -------------------------------------------------------------------------
                                                            JANUS ASPEN CAPITAL       JANUS ASPEN CAPITAL      JANUS ASPEN CAPITAL
                                                                APPRECIATION              APPRECIATION            APPRECIATION
                                                              (IQ ANNUITY(TM))          ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                  DIVISION                  DIVISION                DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (1,845)   $                 (339)   $              (1,706)
  Net realized gain (loss) on sales of investments                       (17,493)                   (3,432)                 (21,207)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (15,676)                   (2,171)                 (10,860)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (35,014)                   (5,942)                 (33,773)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   44,324                         -                    2,177
    Contract terminations and benefits                                      (237)                     (167)                 (16,267)
    Net transfers among investment options                                33,474                      (752)                  55,045
    Contract maintenance charges                                             (35)                      (10)                     (48)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      77,526                      (929)                  40,907
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         42,512                    (6,871)                   7,134

Net assets, beginning of year                                            156,136                    16,587                  176,679
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $              198,648    $                9,716    $             183,813
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                          6,043                         -                      286
  Units redeemed                                                             (38)                      (40)                  (2,156)
  Units transferred                                                        4,440                      (452)                   7,261
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                          10,445                      (492)                   5,391
                                                          =========================================================================

SEE ACCOMPANYING NOTES.
*    - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                       SERVICE SHARES
                                                          -------------------------------------------------------------------------

                                                             JANUS ASPEN CORE          JANUS ASPEN CORE         JANUS ASPEN CORE
                                                                  EQUITY                   EQUITY                    EQUITY
                                                            (IQ ANNUITY(TM))           (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                                 DIVISION                  DIVISION                 DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (1,029)   $                 (310)   $                (689)
  Net realized gain (loss) on sales of investments                       (12,956)                      (19)                  (9,623)
  Change in net unrealized appreciation
    (depreciation) during the period                                      (4,128)                   (4,257)                  (2,393)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (18,113)                   (4,586)                 (12,705)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   75,681                         -                        -
    Contract terminations and benefits                                    (4,925)                     (304)                 (18,995)
    Net transfers among investment options                               (18,734)                   13,517                    9,513
    Contract maintenance charges                                             (26)                      (15)                     (33)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      51,996                    13,198                   (9,515)
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         33,883                     8,612                  (22,220)

Net assets, beginning of year                                             45,122                    13,726                   67,023
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $               79,005    $               22,338    $              44,803
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                          9,908                         -                        -
  Units redeemed                                                            (722)                      (37)                  (2,582)
  Units transferred                                                       (2,995)                    1,431                    1,286
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                           6,191                     1,394                   (1,296)
                                                          =========================================================================

                                                                                       SERVICE SHARES
                                                          -------------------------------------------------------------------------
                                                                JANUS ASPEN              JANUS ASPEN              JANUS ASPEN
                                                           INTERNATIONAL GROWTH      INTERNATIONAL GROWTH     INTERNATIONAL GROWTH
                                                              (IQ ANNUITY(TM))          (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                                  DIVISION                 DIVISION                  DIVISION
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (8,207)   $                 (490)   $              (3,245)
  Net realized gain (loss) on sales of investments                       461,979                    (3,632)                 (77,860)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (39,103)                  (16,196)                 (47,800)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              414,669                   (20,318)                (128,905)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    3,397                    37,211                    2,309
    Contract terminations and benefits                                    (2,294)                      (41)                 (48,480)
    Net transfers among investment options                            (2,035,506)                   34,336                 (431,843)
    Contract maintenance charges                                             (69)                      (11)                    (145)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (2,034,472)                   71,495                 (478,159)
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (1,619,803)                   51,177                 (607,064)

Net assets, beginning of year                                          1,684,616                    16,296                  647,268
                                                          -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                   $               64,813    $               67,473    $              40,204
                                                          =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                            578                     3,938                      313
  Units redeemed                                                            (378)                       (6)                  (6,938)
  Units transferred                                                     (210,474)                    3,621                  (65,974)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                                        (210,274)                    7,553                  (72,599)
                                                          =========================================================================

See accompanying notes.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                 SERVICE SHARES
                                                          --------------------------------------------------------------
                                                             JANUS ASPEN
                                                          INTERNATIONAL GROWTH      JANUS ASPEN           JANUS ASPEN
                                                        (GRANDMASTER FLEX3(TM))   STRATEGIC VALUE       STRATEGIC VALUE
                                                              DIVISION           (IQ ANNUITY(TM))      (ANNUICHOICE(TM))
                                                           -SEPTEMBER 30*-          DIVISION            DIVISIONx3(TM))
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $                -    $           (2,624)   $           (1,033)
  Net realized gain (loss) on sales of investments                         -                (6,045)                  322
  Change in net unrealized appreciation
   (depreciation) during the period                                      (26)              (43,707)              (19,183)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (26)              (52,376)              (19,894)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                      -                23,500                    (6)
  Contract terminations and benefits                                       -                (5,241)               (2,415)
  Net transfers among investment options                               1,546                55,610                81,554
  Contract maintenance charges                                             -                   (29)                  (11)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   1,546                73,840                79,122
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      1,520                21,464                59,228

Net assets, beginning of year                                              -               139,723                32,826
                                                          --------------------------------------------------------------
Net assets, end of year                                   $            1,520    $          161,187    $           92,054
                                                          ==============================================================
Unit transactions

  Units purchased                                                          -                 2,668                     -
  Units redeemed                                                           -                  (572)                 (349)
  Units transferred                                                      187                 6,030                 9,693
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                         187                 8,126                 9,344
                                                          ==============================================================

                                                                                 SERVICE SHARES
                                                          --------------------------------------------------------------
                                                                                    JANUS ASPEN
                                                             JANUS ASPEN          STRATEGIC VALUE       JANUS ASPEN
                                                           STRATEGIC VALUE     (GRANDMASTER FLEX3(TM))    BALANCED
                                                           (GRANDMASTER(TM))         DIVISION         (ANNUICHOICE(TM))
                                                              DIVISION            -SEPTEMBER 30*-          DIVISION
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $           (2,605)   $               (3)   $              922
  Net realized gain (loss) on sales of investments                   (14,442)                    -                   (16)
  Change in net unrealized appreciation
   (depreciation) during the period                                  (35,269)                  (91)               (4,906)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (52,316)                  (94)               (4,000)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                      -                 3,631                     -
  Contract terminations and benefits                                 (19,552)                    -                     -
  Net transfers among investment options                              22,521                     2               124,956
  Contract maintenance charges                                           (76)                    -                   (44)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   2,893                 3,633               124,912
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (49,423)                3,539               120,912

Net assets, beginning of year                                        195,177                     -                 9,880
                                                          --------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $          145,754    $            3,539    $          130,792
                                                          ==============================================================
Unit transactions

  Units purchased                                                          -                   438                     -
  Units redeemed                                                      (2,666)                    -                     -
  Units transferred                                                    2,434                     -                13,167
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                        (232)                  438                13,167
                                                          ==============================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                 SERVICE SHARES
                                                          --------------------------------------------------------------
                                                                                  JANUS ASPEN             JANUS ASPEN
                                                             JANUS ASPEN            BALANCED                BALANCED
                                                              BALANCED        (GRANDMASTER FLEX3(TM))      (IQ3(TM))
                                                          (GRANDMASTER(TM))         DIVISION                DIVISION
                                                              DIVISION           -SEPTEMBER 30*-            -MAY 7*-
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $            2,136    $              127    $               55
  Net realized gain (loss) on sales of investments                    (7,136)                    -                     -
  Change in net unrealized appreciation
   (depreciation) during the period                                  (10,025)                 (246)                 (110)
                                                          --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          (15,025)                 (119)                  (55)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                                6,572                 8,117                     -
    Contract terminations and benefits                               (20,573)                    -                     -
    Net transfers among investment options                           294,929                 6,534                11,487
    Contract maintenance charges                                         (26)                    -                     -
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 280,902                14,651                11,487
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    265,877                14,532                11,432

Net Assets, Beginning of Year                                         48,252                     -                     -
                                                          --------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $          314,129    $           14,532    $           11,432
                                                          ==============================================================
UNIT TRANSACTIONS

  Units purchased                                                        688                   859                     -
  Units redeemed                                                      (2,295)                   (2)                   (2)
  Units transferred                                                   32,221                   684                 1,226
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                      30,614                 1,541                 1,224
                                                          ==============================================================

                                                                                 SERVICE SHARES
                                                          --------------------------------------------------------------
                                                             JANUS ASPEN           JANUS ASPEN           JANUS ASPEN
                                                           WORLDWIDE GROWTH      WORLDWIDE GROWTH     WORLDWIDE GROWTH
                                                           (ANNUICHOICE(TM))     (IQ ANNUITY(TM))     (GRANDMASTER(TM))
                                                              DIVISION              DIVISION              DIVISION
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $             (478)   $           (4,840)   $             (638)
  Net realized gain (loss) on sales of investments                   (11,645)              199,977                (7,530)
  Change in net unrealized appreciation
   (depreciation) during the period                                   (5,350)              (26,001)              (16,083)
                                                          --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          (17,473)              169,136               (24,251)
    Contributions from contract holders                                2,245                85,675                 1,510
    Contract terminations and benefits                                (1,762)             (478,872)              (26,462)
    Net transfers among investment options                            17,004              (174,245)                  705
    Contract maintenance charges                                         (26)                  (15)                  (24)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  17,461              (567,457)              (24,271)
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (12)             (398,321)              (48,522)

Net Assets, Beginning of Year                                         44,630               614,032               105,354
                                                          --------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $           44,618    $          215,711    $           56,832
                                                          ==============================================================
UNIT TRANSACTIONS

  Units purchased                                                        277                11,906                   209
  Units redeemed                                                        (243)              (56,942)               (3,514)
  Units transferred                                                    1,652                 7,620                   (41)
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                       1,686               (37,416)               (3,346)
                                                          ==============================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                 CLASS 1B SHARES
                                                          --------------------------------------------------------------
                                                            PUTNAM VT GROWTH     PUTNAM VT GROWTH       PUTNAM VT GROWTH
                                                               & INCOME             & INCOME               & INCOME
                                                           (ANNUICHOICE(TM))     (IQ ANNUITY(TM))      (GRANDMASTER(TM))
                                                                DIVISION            DIVISION                DIVISION
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $              839    $            2,620    $            4,397
  Net realized gain (loss) on sales of investments                   (14,040)              (38,330)              (13,474)
  Change in net unrealized appreciation
   (depreciation) during the period                                  (12,596)              (82,081)              (13,657)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (25,797)             (117,791)              (22,734)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               19,130               122,653                 3,012
    Contract terminations and benefits                                (4,042)              (29,861)               (1,499)
    Net transfers among investment options                            93,321               150,571                65,177
    Contract maintenance charges                                          (8)                  (44)                  (54)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 108,401               243,319                66,636
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     82,604               125,528                43,902

Net assets, beginning of year                                         20,131               327,157                26,478
                                                          --------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $          102,735    $          452,685    $           70,380
                                                          ==============================================================
Unit transactions

  Units purchased                                                      2,044                14,637                   329
  Units redeemed                                                        (545)               (3,663)                 (186)
  Units transferred                                                    9,505                15,528                 6,284
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                      11,004                26,502                 6,427
                                                          ==============================================================

                                                                                 CLASS 1B SHARES
                                                          --------------------------------------------------------------
                                                           PUTNAM VT GROWTH           PUTNAM VT
                                                              & INCOME         INTERNATIONAL GROWTH        PUTNAM VT
                                                        (GRANDMASTER FLEX3(TM))  (ANNUICHOICE(TM))    INTERNATIONAL GROWTH
                                                                DIVISION             DIVISION          (IQ ANNUITY(TM))
                                                           -SEPTEMBER 30*-        -FEBRUARY 21*-          DIVISION
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                            $               (5)   $             (321)   $           (8,448)
  Net realized gain (loss) on sales of investments                         -                   (43)              483,557
  Change in net unrealized appreciation
   (depreciation) during the period                                      (81)                 (768)              (27,449)
Net increase (decrease) in net assets
  resulting from operations                                              (86)               (1,132)              447,660
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                5,447                11,286                63,336
    Contract terminations and benefits                                     -                     -            (2,257,476)
    Net transfers among investment options                                 1               106,019               823,031
    Contract maintenance charges                                           -                     -                     -
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   5,448               117,305            (1,371,109)
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      5,362               116,173              (923,449)

Net assets, beginning of year                                              -                     -             1,114,254
                                                          --------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $            5,362    $          116,173    $          190,805
                                                          ==============================================================
Unit transactions

  Units purchased                                                        622                 1,312                 7,879
  Units redeemed                                                           -                   (20)             (298,550)
  Units transferred                                                        -                13,602               191,656
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                         622                14,894               (99,015)
                                                          ==============================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                 CLASS 1B SHARES
                                                          --------------------------------------------------------------
                                                                                    PUTNAM VT
                                                              PUTNAM VT        INTERNATIONAL GROWTH      PUTNAM SMALL
                                                          INTERNATIONAL GROWTH  (GRANDMASTER FLEX(TM))     CAP VALUE
                                                           (GRANDMASTER(TM))         DIVISION         (ANNUI CHOICE(TM))
                                                                DIVISION         -SEPTEMBER 30*-           DIVISION
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

  Net investment income (loss)                            $           (2,532)   $               (3)   $           (1,494)
  Net realized gain (loss) on sales of investments                   (72,175)                    -                (4,663)
  Change in net unrealized appreciation
   (depreciation) during the period                                      189                    (7)              (54,989)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (74,518)                  (10)              (61,146)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS

  Contributions from contract holders                                      -                 3,631                38,761
  Contract terminations and benefits                                 (21,196)                    -                (2,453)
  Net transfers among investment options                             239,158                     -               163,564
  Contract maintenance charges                                           (59)                    -                   (40)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 217,903                 3,631               199,832
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    143,385                 3,621               138,686

Net assets, beginning of year                                         47,215                     -                80,402
                                                          --------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $          190,600    $            3,621    $          219,088
                                                          ==============================================================
UNIT TRANSACTIONS

  Units purchased                                                          -                   428                 3,689
  Units redeemed                                                      (2,808)                    -                  (266)
  Units transferred                                                   23,982                     -                15,358
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                      21,174                   428                18,781
                                                          ==============================================================

                                                                                 CLASS 1B SHARES
                                                          --------------------------------------------------------------
                                                                                                       PUTNAM VT SMALL
                                                            PUTNAM VT SMALL        PUTNAM SMALL           CAP VALUE
                                                              CAP VALUE              CAP VALUE      (GRANDMASTER FLEX(TM))
                                                           (IQ ANUUITY(TM))      (GRANDMASTER(TM))          DIVISION
                                                              DIVISION               DIVISION          -SEPTEMBER 30*-
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

  Net investment income (loss)                            $           (3,255)   $           15,862    $               (7)
  Net realized gain (loss) on sales of investments                  (146,191)              (14,042)                    -
  Change in net unrealized appreciation
   (depreciation) during the period                                  (27,987)             (722,747)                   19
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (177,433)             (720,927)                   12

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS

  Contributions from contract holders                                191,698                31,991                     -
  Contract terminations and benefits                                  (6,480)             (290,972)                    -
  Net transfers among investment options                             205,454            (2,615,944)                2,320
  Contract maintenance charges                                           (23)               (1,503)                    -
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 390,649            (2,876,428)                2,320
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    213,216            (3,597,355)                2,332

Net assets, beginning of year                                        101,847             5,073,529                     -
                                                          --------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $          315,063    $        1,476,174    $            2,332
                                                          ==============================================================
UNIT TRANSACTIONS

  Units purchased                                                     17,718                 3,010                     -
  Units redeemed                                                        (748)              (30,052)                    -
  Units transferred                                                   10,834              (284,126)                  293
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                      27,804              (311,168)                  293
                                                          ==============================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                 CLASS 1B SHARES
                                                          --------------------------------------------------------------
                                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                                             TECHNOLOGY            TECHNOLOGY            TECHNOLOGY
                                                            (ANNUICHOICE(TM))    (IQ ANNUITY(TM))     (GRANDMASTER(TM))
                                                                DIVISION            DIVISION               DIVISION
                                                             -OCTOBER 11**-       -OCTOBER 11**-        -OCTOBER 11**-
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

  Net investment income (loss)                            $             (262)   $           (1,231)   $             (875)
  Net realized gain (loss) on sales of investments                   (15,520)              (65,576)              (59,250)
  Change in net unrealized appreciation
   (depreciation) during the period                                       20                  (248)               19,865
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (15,762)              (67,055)              (40,260)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS

    Contributions from contract holders                                5,650                   360                   511
    Contract terminations and benefits                                  (357)                 (297)               (8,852)
    Net transfers among investment options                             9,460               (30,922)             (125,689)
    Contract maintenance charges                                           -                     -                    (8)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
from contract related transactions                                    14,753               (30,859)             (134,038)
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (1,009)              (97,914)             (174,298)

Net assets, beginning of year                                          1,009                97,914               174,298
                                                          --------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $                -    $                -    $                -
                                                          ==============================================================

UNIT TRANSACTIONS

  Units purchased                                                        633                    40                    71
  Units redeemed                                                         (60)                  (36)               (1,396)
  Units transferred                                                     (674)              (10,752)              (22,683)
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                        (101)              (10,748)              (24,008)
                                                          ==============================================================

                                                                                 CLASS 1B SHARES
                                                          --------------------------------------------------------------
                                                          PUTNAM VT VOYAGER      PUTNAM VT VOYAGER    PUTNAM VT VOYAGER
                                                                II                      II                   II
                                                          (ANNUICHOICE(TM))      (IQ ANNUITY(TM))     (GRANDMASTER(TM))
                                                                DIVISION            DIVISION               DIVISION
                                                          --------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

  Net investment income (loss)                            $             (306)   $             (770)   $           (2,511)
  Net realized gain (loss) on sales of investments                    (1,036)               (7,393)              (10,207)
  Change in net unrealized appreciation
   (depreciation) during the period                                   (5,673)               (5,396)              (51,411)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             (7,015)              (13,559)              (64,129)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS

    Contributions from contract holders                                5,000                33,012                     -
    Contract terminations and benefits                                   (94)               (1,621)               (5,500)
    Net transfers among investment options                            20,767                47,008               264,813
    Contract maintenance charges                                         (11)                   (6)                  (50)
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
from contract related transactions                                    25,662                78,393               259,263
                                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     18,647                64,834               195,134

Net assets, beginning of year                                          9,022                12,800                81,187
                                                          --------------------------------------------------------------
NET ASSETS, END OF YEAR                                   $           27,669    $           77,634    $          276,321
                                                          ==============================================================
UNIT TRANSACTIONS

  Units purchased                                                        616                 3,192                     -
  Units redeemed                                                         (15)                 (194)                 (973)
  Units transferred                                                    2,786                 6,047                40,884
                                                          --------------------------------------------------------------
Net increase (decrease) in units                                       3,387                 9,045                39,911
                                                          ==============================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.        ** - 2002 close date for division.
Note:  Year ended unless otherwise noted.

                                                                                CLASS B SHARES
                                                      ------------------------------------------------------------------
                                                          Scudder EAFE          Scudder Equity         Scudder Equity
                                                          Equity Index             500 Index             500 Index
                                                             (IQ3(TM))      (GrandMaster flex3(TM))      (IQ3(TM))
                                                            Division               Division               Division
                                                            -May 7*-           -September 30*-            -May 7*-
                                                      ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                        $                (64)  $                485   $                 84
  Net realized gain (loss) on sales of investments                  (4,667)                  (803)                   205
  Change in net unrealized appreciation
    (depreciation) during the period                                    (1)                (1,496)                (1,060)
                                                      ------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (4,732)                (1,814)                  (771)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
     Contributions from contract holders                                 -                 59,285                 34,906
     Contract terminations and benefits                                  -                      -                   (437)
     Net transfers among investment options                          4,732                (15,905)                 1,355
     Contract maintenance charges                                        -                      -                      -
                                                      ------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 4,732                 43,380                 35,824
                                                      ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        -                 41,566                 35,053

Net assets, beginning of year                                            -                      -                      -

NET ASSETS, END OF YEAR                               $                  -   $             41,566   $             35,053
                                                      ==================================================================
UNIT TRANSACTIONS
  Units purchased                                                        -                  6,685                  4,120
  Units redeemed                                                         -                     (5)                   (54)
  Units transferred                                                      -                 (1,858)                   132
                                                      ------------------------------------------------------------------
Net increase (decrease) in units                                         -                  4,822                  4,198
                                                      ==================================================================

                                                                                CLASS B SHARES
                                                      ------------------------------------------------------------------
                                                         Scudder Small         Scudder VIT EAFE      Scudder VIT Equity
                                                           Cap Index             Equity Index            500 Index
                                                           (IQ3(TM))           (AnnuiChoice(TM))     (AnnuiChoice(TM))
                                                            Division               Division               Division
                                                            -May 7*-               -May 8*-               -May 8*-
                                                      ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                        $               (280)  $                138   $              1,307
  Net realized gain (loss) on sales of investments                 (70,282)                     -                    (21)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (314)                  (226)                (7,203)
                                                      ------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (70,876)                   (88)                (5,917)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
     Contributions from contract holders                            10,813                      -                  5,585
     Contract terminations and benefits                               (288)                     -                   (105)
     Net transfers among investment options                         70,236                 12,103                217,115
     Contract maintenance charges                                        -                      -                      -
                                                      ------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                80,761                 12,103                222,595
                                                      ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    9,885                 12,015                216,678

Net assets, beginning of year                                            -                      -                      -

NET ASSETS, END OF YEAR                               $              9,885   $             12,015   $            216,678
                                                      ==================================================================
UNIT TRANSACTIONS
  Units purchased                                                    1,337                      -                    619
  Units redeemed                                                       (38)                    (2)                   (12)
  Units transferred                                                      -                  1,519                 25,188
                                                      ------------------------------------------------------------------
Net increase (decrease) in units                                     1,299                  1,517                 25,795
                                                      ==================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.


                                                                            BARON             BARON           GABELLI
                                                                          SMALL CAP         SMALL CAP      LARGE CAP VALUE
                                                                       (ANNUICHOICE(TM)) (IQ ANNUITY(TM))  (ANNUICHOICE(TM))
                                                                          DIVISION          DIVISION          DIVISION
                                                          TOTAL         -AUGUST 30*-       -JULY 30*-       -AUGUST 20*-
                                                     ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                      $    14,330,961   $           (45)  $          (357)  $           (44)
   Net realized gain (loss) on sales of investments      (12,951,484)               63                (9)              (26)
   Change in net unrealized appreciation
     (depreciation) during the period                    (35,054,031)            1,085            16,090             1,819
                                                     ---------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             (33,674,554)            1,103            15,724             1,749

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                  13,541,145                 -            64,375                 -
     Contract terminations and benefits                  (53,970,403)              (45)                -              (112)
     Net transfers among investment options               13,193,946            12,368           117,865            49,912
     Contract maintenance charges                            (96,494)                -                 -                 -
                                                     ---------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                    (27,331,806)           12,323           182,240            49,800
                                                     ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        (61,006,360)           13,426           197,964            51,549

Net assets, beginning of year                            340,427,623                 -                 -                 -
                                                     ---------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $   279,421,263   $        13,426   $       197,964   $        51,549
                                                     =====================================================================

UNIT TRANSACTIONS
     Units purchased                                                                (3)            6,899               (12)
     Units redeemed                                                                 (5)                -               (12)
     Units transferred                                                           1,323            12,957             5,615
                                                                       ---------------------------------------------------
Net increase (decrease) in units                                                 1,315            19,856             5,591
                                                                       ===================================================

                                                                        HARRIS BRETALL
                                                        GABELLI        SULLIVAN & SMITH   THIRD AVENUE
                                                     LARGE CAP VALUE    EQUITY GROWTH        VALUE
                                                     (IQ ANNUITY(TM))  (IQ ANNUITY(TM))  (ANNUICHOICE(TM))
                                                        DIVISION          DIVISION          DIVISION
                                                        -JUNE 4*-       -AUGUST 30*-       -AUGUST 20*-
                                                     ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                      $           663   $           (85)  $          (244)
   Net realized gain (loss) on sales of investments           (6,980)               (7)              (95)
   Change in net unrealized appreciation
     (depreciation) during the period                            195             1,246             7,340
                                                     ---------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                  (6,122)            1,154             7,001

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                      70,982            17,973            16,933
     Contract terminations and benefits                       (1,264)                -              (474)
     Net transfers among investment options                   92,607            83,777            75,055
     Contract maintenance charges                                  -                 -                 -
                                                     ---------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                        162,325           101,750            91,514
                                                     ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            156,203           102,904            98,515

Net assets, beginning of year                                      -                 -                 -
                                                     ---------------------------------------------------

NET ASSETS, END OF YEAR                              $       156,203   $       102,904   $        98,515
                                                     ===================================================

UNIT TRANSACTIONS
     Units purchased                                           8,249             1,786             1,922
     Units redeemed                                             (150)                -               (49)
     Units transferred                                        11,067             8,166             8,068
                                                     ---------------------------------------------------
Net increase (decrease) in units                              19,166             9,952             9,941
                                                     ===================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                       THIRD AVENUE        TOUCHSTONE         TOUCHSTONE         TOUCHSTONE
                                                          VALUE             BALANCED           BALANCED             BOND
                                                     (IQ ANNUITY(TM))   (IQ ANNUITY(TM))   (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                         -JUNE 4*-          -MAY 17*-        -AUGUST 30*-      -SEPTEMBER 7*-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                      $           (479)  $          2,784   $             53   $          7,012
   Net realized gain (loss) on sales of investments            (1,181)                (4)                 -                 16
   Change in net unrealized appreciation
     (depreciation) during the period                          15,563             (1,954)               (35)            (7,135)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                   13,903                826                 18               (107)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                      178,553             60,513                  -             57,757
     Contract terminations and benefits                          (873)                 -                  -                  -
     Net transfers among investment options                   204,300              5,189              1,241             61,566
     Contract maintenance charges                                   -                  -                  -                  -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                         381,980             65,702              1,241            119,323
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             395,883             66,528              1,259            119,216

Net assets, beginning of year                                       -                  -                  -                  -
                                                     -------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $        395,883   $         66,528   $          1,259   $        119,216
                                                     =========================================================================
UNIT TRANSACTIONS
   Units purchased                                             18,557              6,183                  -              5,735
   Units redeemed                                                 (91)                 -                  -                  -
   Units transferred                                           21,848                537                124              6,092
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                               40,314              6,720                124             11,827
                                                     =========================================================================
                                                        TOUCHSTONE         TOUCHSTONE        TOUCHSTONE
                                                      EMERGING GROWTH      ENHANCED 30    GROWTH & INCOME
                                                     (IQ ANNUITY(TM))   (IQ ANNUITY(TM))  (IQ ANNUITY(TM))
                                                         DIVISION           DIVISION          DIVISION
                                                       -OCTOBER 11*      -NOVEMBER 12*-    -DECEMBER 14*-
                                                     ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                      $            399   $            132   $            563
   Net realized gain (loss) on sales of investments                93                  -                  -
   Change in net unrealized appreciation
     (depreciation) during the period                             151                314               (388)
                                                     ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                      643                446                175

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                          920             14,588              7,993
     Contract terminations and benefits                        (1,203)                 -                  -
     Net transfers among investment options                     4,851                  3                 (2)
     Contract maintenance charges                                   -                  -                  -
                                                     ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           4,568             14,591              7,991
                                                     ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               5,211             15,037              8,166

Net assets, beginning of year                                       -                  -                  -
                                                     ------------------------------------------------------
NET ASSETS, END OF YEAR                              $          5,211   $         15,037   $          8,166
                                                     ======================================================
UNIT TRANSACTIONS
   Units purchased                                                 92              1,467                799
   Units redeemed                                                (112)                 -                  -
   Units transferred                                              484                  -                  -
                                                     ------------------------------------------------------
Net increase (decrease) in units                                  464              1,467                799
                                                     ======================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                                                 TOUCHSTONE
                                                        TOUCHSTONE         TOUCHSTONE         TOUCHSTONE       INTERNATIONAL
                                                       GROWTH/VALUE       GROWTH/VALUE        HIGH YIELD           EQUITY
                                                     (IQ ANNUITY(TM))   (ANNUICHOICE(TM))  (IQ ANNUITY(TM))   (IQ ANNUITY(TM))
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                      -NOVEMBER 28*-      -AUGUST 30*-      -SEPTEMBER 18*        -MAY 17*-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                      $             (2)  $            (13)  $          4,211   $           (157)
   Net realized gain (loss) on sales of investments                 -                  2                  -                (26)
   Change in net unrealized appreciation
     (depreciation) during the period                             (20)                41             (3,991)            (3,479)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                      (22)                30                220             (3,662)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                        1,149                  -             41,335             20,000
     Contract terminations and benefits                             -                (45)                 -                  -
     Net transfers among investment options                         2              2,866              2,770                  2
     Contract maintenance charges                                   -                  -                  -                  -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           1,151              2,821             44,105             20,002
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               1,129              2,851             44,325             16,340

Net assets, beginning of year                                       -                  -                  -                  -
                                                     -------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $          1,129   $          2,851   $         44,325   $         16,340
                                                     =========================================================================
UNIT TRANSACTIONS
   Units purchased                                                115                 (1)             4,089              2,000
   Units redeemed                                                   -                 (4)                 -                  -
   Units transferred                                                -                291                278                  -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                                  115                286              4,367              2,000
                                                     =========================================================================

                                                        TOUCHSTONE         TOUCHSTONE        TOUCHSTONE
                                                       MONEY MARKET       MONEY MARKET     SMALL CAP VALUE
                                                     (IQ ANNUITY(TM))   (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                                         DIVISION           DIVISION           DIVISION
                                                        -JUNE 4*-         -AUGUST 30*-        -JUNE 27*-
                                                     ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                      $            177   $             (2)  $              9
   Net realized gain (loss) on sales of investments                 -                  -                (28)
   Change in net unrealized appreciation
     (depreciation) during the period                               3                  -              5,245
                                                     ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                      180                 (2)             5,226

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                       14,019                  -              9,616
     Contract terminations and benefits                        (6,900)                 -               (312)
     Net transfers among investment options                    56,248              3,721             29,029
     Contract maintenance charges                                   -                  -                  -
                                                     ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                          63,367              3,721             38,333
                                                     ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              63,547              3,719             43,559

Net assets, beginning of year                                       -                  -                  -
                                                     ------------------------------------------------------
NET ASSETS, END OF YEAR                              $         63,547   $          3,719   $         43,559
                                                     ======================================================
UNIT TRANSACTIONS
   Units purchased                                              1,402                  -                967
   Units redeemed                                                (686)                 -                (34)
   Units transferred                                            5,582                370              3,078
                                                     ------------------------------------------------------
Net increase (decrease) in units                                6,298                370              4,011
                                                     ======================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                                  VAN KAMPEN
                                                         TOUCHSTONE           TOUCHSTONE          BANDWITH &
                                                      SMALL CAP VALUE         VALUE PLUS      TELECOMMUNICATIONS
                                                      (ANNUICHOICE(TM))    (IQ ANNUITY(TM))   (IQ ANNUITY(TM))
                                                          DIVISION             DIVISION            DIVISION
                                                        -AUGUST 30*-        -SEPTEMBER 5*-      -OCTOBER 22*-
                                                     -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                      $                4   $               74  $               14
   Net realized gain (loss) on sales of investments                   2                   36                  80
   Change in net unrealized appreciation
     (depreciation) during the period                               219                  225                   4
                                                     -----------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        225                  335                  98

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                              -                7,090               1,736
     Contract terminations and benefits                             (45)                   -              (1,170)
     Net transfers among investment options                       2,864                  756               1,998
     Contract maintenance charges                                     -                    -                   -
                                                     -----------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                             2,819                7,846               2,564
                                                     -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 3,044                8,181               2,662

Net assets, beginning of year                                         -                    -                   -
                                                     -----------------------------------------------------------
NET ASSETS, END OF YEAR                              $            3,044   $            8,181  $            2,662
                                                     ===========================================================
UNIT TRANSACTIONS
   Units purchased                                                    -                  734                 149
   Units redeemed                                                    (4)                   -                (109)
   Units transferred                                                271                   80                 200
                                                     -----------------------------------------------------------
Net increase (decrease) in units                                    267                  814                 240
                                                     ===========================================================

                                                        VAN KAMPEN            VAN KAMPEN           VAN KAMPEN        VAN KAMPEN
                                                      BIOTECHNOLOGY &      BIOTECHNOLOGY &        MS HIGH-TECH          MS US
                                                      PHARMACEUTICAL        PHARMACEUTICAL         35 INDEX         MULTINATIONAL
                                                     (ANNUICHOICE(TM))    (IQ ANNUITY(TM))      (IQ ANNUITY(TM))   (IQ ANNUITY(TM))
                                                          DIVISION             DIVISION             DIVISION           DIVISION
                                                        -AUGUST 30*-           -MAY 17*-         -OCTOBER 25*-      -NOVEMBER 28*-
                                                     ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                      $               (2)  $             (154) $                -  $               9
   Net realized gain (loss) on sales of investments                   1                   24                   3                  -
   Change in net unrealized appreciation
     (depreciation) during the period                                67                4,340                  21                (29)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                         66                4,210                  24                (20)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                              -               41,664                   -              1,642
     Contract terminations and benefits                             (45)              (1,430)                  -                  -
     Net transfers among investment options                       2,866              121,529                 961                 (2)
     Contract maintenance charges                                     -                    -                   -                  -
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                             2,821              161,763                 961              1,640
                                                     ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 2,887              165,973                 985              1,620

Net assets, beginning of year                                         -                    -                   -                  -
                                                     ------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $            2,887   $          165,973  $              985  $           1,620
                                                     ==============================================================================
UNIT TRANSACTIONS
   Units purchased                                                    -                4,167                   -                164
   Units redeemed                                                    (4)                (141)                  -                  -
   Units transferred                                                293               12,214                  86                  -
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in units                                    289               16,240                  86                164
                                                     ==============================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                  INITIAL CLASS
                                                     ---------------------------------------------------------------------
                                                            VIP
                                                       MONEY MARKET           VIP              VIP                VIP
                                                     (GRANDMASTER(TM))    HIGH INCOME     EQUITY-INCOME         GROWTH
                                                         DIVISION          DIVISION          DIVISION          DIVISION
                                                     ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $       747,204    $    2,389,969    $    2,341,475    $   3,645,922
  Net realized gain (loss) on sales of investments                 -        (6,478,827)          268,829       (1,286,417)
  Change in net unrealized appreciation
    (depreciation) during the period                               -         2,463,677        (5,480,807)     (13,711,202)
                                                     ---------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  747,204        (1,625,181)       (2,870,503)     (11,351,697)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                        272,985            84,737           384,321          334,869
  Contract terminations and benefits                     (11,392,783)       (2,475,169)       (6,860,664)      (8,449,428)
  Net transfers among investment options                  18,298,545        (2,747,779)        6,587,951      (13,068,158)
  Contract maintenance charges                                (6,658)           (5,552)          (16,434)         (16,098)
                                                     ---------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       7,172,089        (5,143,763)           95,174      (21,198,815)
                                                     ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                          7,919,293        (6,768,944)       (2,775,329)     (32,550,512)

Net assets, beginning of year                             10,027,879        19,181,996        48,958,094       68,754,781
                                                     ---------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $    17,947,172    $   12,413,052    $   46,182,765    $  36,204,269
                                                     =====================================================================
UNIT TRANSACTIONS
  Units purchased                                             18,300             6,879             9,243            5,308
  Units redeemed                                            (766,697)         (197,569)         (157,856)        (133,588)
  Units transferred                                        1,257,237          (186,661)          155,310         (206,497)
                                                     ---------------------------------------------------------------------
Net increase (decrease) in units                             508,840          (377,351)            6,697         (334,777)
                                                     =====================================================================

                                                                          INITIAL CLASS
                                                     -----------------------------------------------------
                                                                             VIP II
                                                                           INVESTMENT
                                                              VIP          GRADE BOND          VIP II
                                                           OVERSEAS     (GRANDMASTER(TM))  ASSET MANAGER
                                                           DIVISION         DIVISION          DIVISION
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                         $   1,808,318    $       254,070    $      864,335
  Net realized gain (loss) on sales of investments        (6,470,799)           616,214          (800,496)
  Change in net unrealized appreciation
    (depreciation) during the period                       1,514,226           (229,640)       (1,179,607)
                                                       ---------------------------------------------------
Net increase (decrease) in net assets                     (3,148,255)           640,644        (1,115,768)
  resulting from operations

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                        150,042            136,187            64,425
  Contract terminations and benefits                      (2,013,679)        (2,753,526)       (3,356,666)
  Net transfers among investment options                  (1,492,458)         2,344,411        (1,667,858)
  Contract maintenance charges                                (4,749)            (2,647)           (6,297)
                                                       ---------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                      (3,360,844)          (275,575)       (4,966,396)
                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         (6,509,099)           365,069        (6,082,164)

Net assets, beginning of year                             16,093,400          7,317,556        21,150,757
                                                       ---------------------------------------------------
NET ASSETS, END OF YEAR                                $   9,584,301    $     7,682,625    $   15,068,593
                                                       ===================================================
UNIT TRANSACTIONS
  Units purchased                                              6,391              6,399             2,941
  Units redeemed                                             (84,338)          (127,499)         (119,468)
  Units transferred                                          (61,249)           114,282           (57,253)
                                                       ---------------------------------------------------
Net increase (decrease) in units                            (139,196)            (6,818)         (173,780)
                                                       ===================================================

SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                  INITIAL CLASS
                                                     ----------------------------------------------------------------------
                                                          VIP II               VIP II                            VIP III
                                                        INDEX 500         ASSET MANAGER:        VIP II           GROWTH
                                                     (GRANDMASTER(TM))        GROWTH          CONTRAFUND     OPPORTUNITIES
                                                         DIVISION            DIVISION          DIVISION         DIVISION
                                                     ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $         19,515    $       410,211    $   1,245,823    $     (45,834)
  Net realized gain (loss) on sales of investments          2,846,210           (608,890)       3,156,729       (2,077,924)
  Change in net unrealized appreciation
    (depreciation) during the period                       (7,641,076)          (564,758)     (11,226,809)       1,123,604
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (4,775,351)          (763,437)      (6,824,257)      (1,000,154)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                         283,687             25,747          275,521           43,352
  Contract terminations and benefits                       (4,117,466)          (855,379)      (5,701,864)        (714,829)
  Net transfers among investment options                    1,846,615         (1,938,722)      (9,866,511)      (1,390,334)
  Contract maintenance charges                                (12,259)            (1,902)         (12,826)          (2,047)
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       (1,999,423)        (2,770,256)     (15,305,680)      (2,063,858)
                                                     ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                          (6,774,774)        (3,533,693)     (22,129,937)      (3,064,012)

Net assets, beginning of year                              46,607,522          9,717,852       58,760,096        6,988,367
                                                     ----------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $     39,832,748    $     6,184,159    $  36,630,159    $   3,924,355
                                                     ======================================================================
UNIT TRANSACTIONS
  Units purchased                                              10,063              1,427           11,069            3,905
  Units redeemed                                             (147,764)           (44,047)        (225,890)         (65,284)
  Units transferred                                           115,955           (104,901)        (367,877)        (127,380)
                                                     ----------------------------------------------------------------------
Net increase (decrease) in units                              (21,746)          (147,521)        (582,698)        (188,759)
                                                     ======================================================================

                                                               INITIAL CLASS                SERVICE CLASS
                                                      ------------------------------------------------------
                                                                                                VIP III
                                                         VIP III           VIP III              MID CAP
                                                        BALANCED       GROWTH & INCOME    (GRANDMASTER (TM))
                                                        DIVISION           DIVISION            DIVISION
                                                      ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                        $    161,152    $        558,073    $        (91,307)
  Net realized gain (loss) on sales of investments        (554,128)         (1,356,667)           (211,411)
  Change in net unrealized appreciation
    (depreciation) during the period                       240,000            (494,074)           (196,422)
                                                      ------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (152,976)         (1,292,668)           (499,140)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                       25,526              57,497              92,459
  Contract terminations and benefits                      (821,885)         (1,451,376)           (738,888)
  Net transfers among investment options                    55,532          (1,745,129)         (2,532,451)
  Contract maintenance charges                              (2,231)             (3,679)             (2,387)
                                                      ------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                      (743,058)         (3,142,687)         (3,181,267)
                                                      ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         (896,034)         (4,435,355)         (3,680,407)

Net assets, beginning of year                            5,764,031          12,975,304           8,129,988
                                                      ------------------------------------------------------
NET ASSETS, END OF YEAR                               $  4,867,997    $      8,539,949    $      4,449,581
                                                      ======================================================
UNIT TRANSACTIONS
  Units purchased                                            2,044               3,931               5,878
  Units redeemed                                           (66,131)           (100,276)            (47,252)
  Units transferred                                          5,515            (121,940)           (161,749)
                                                      ------------------------------------------------------
Net increase (decrease) in units                           (58,572)           (218,285)           (203,123)
                                                      ======================================================

SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                  SERVICE CLASS
                                                   --------------------------------------------------------------------------------
                                                                               MFS
                                                          MFS               INVESTORS              MFS                 MFS
                                                    EMERGING GROWTH        GROWTH STOCK       INVESTORS TRUST      MID CAP GROWTH
                                                    (IQ ANNUITY(TM))     (IQ ANNUITY(TM))     (IQ ANNUITY(TM))    (IQ ANNUITY(TM))
                                                       DIVISION              DIVISION            DIVISION            DIVISION
                                                    -JANUARY 30*-         -JANUARY 30*-       -FEBRUARY 9*-       -JANUARY 30*-
                                                   --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                     $          17,675    $            (226)   $              (1)   $            (595)
  Net realized gain (loss) on sales of investments           (59,163)              (3,373)                (114)              (2,587)
  Change in net unrealized appreciation
    (depreciation) during the period                        (112,180)              (8,504)                 125               (8,766)
                                                   --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (153,668)             (12,103)                  10              (11,948)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                      607,119               55,306                8,538              104,839
    Contract terminations and benefits                       (62,388)             (10,859)                (396)              (5,928)
    Net transfers among investment options                   258,230               26,857                  622               68,707
    Contract maintenance charges                                   -                    -                    -                    -
                                                   --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         802,961               71,304                8,764              167,618
                                                   --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            649,293               59,201                8,774              155,670

Net assets, beginning of year                                      -                    -                    -                    -
                                                   --------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                            $         649,293    $          59,201    $           8,774    $         155,670
                                                   ================================================================================

UNIT TRANSACTIONS
  Units purchased                                             68,808                5,924                1,022               12,361
  Units redeemed                                              (9,412)              (1,488)                 (51)                (833)
  Units transferred                                           34,841                3,696                   71                9,228
                                                   --------------------------------------------------------------------------------
Net increase (decrease) in units                              94,237                8,132                1,042               20,756
                                                   ================================================================================

                                                                                        SERVICE CLASS
                                                                -----------------------------------------------------------
                                                                       MFS                  MFS                 MFS
                                                                   MID CAP GROWTH       MID CAP GROWTH      NEW DISCOVERY
                                                                 (ANNUICHOICE(TM))    (GRANDMASTER(TM))    (IQ ANNUITY(TM))
                                                                     DIVISION              DIVISION            DIVISION
                                                                   -AUGUST 20*-            -MAY 2*-         -JANUARY 30*-
                                                                -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                  $            (135)   $          (7,118)   $             805
  Net realized gain (loss) on sales of investments                            (12)            (197,891)                (660)
  Change in net unrealized appreciation
    (depreciation) during the period                                        6,333              (58,716)               5,126
                                                                -----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 6,186             (263,725)               5,271

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                         -                2,389               71,702
    Contract terminations and benefits                                       (101)             (42,150)                   -
    Net transfers among investment options                                 33,525              987,270               41,091
    Contract maintenance charges                                                -                  (94)                   -
                                                                -----------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       33,424              947,415              112,793
                                                                -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          39,610              683,690              118,064

Net assets, beginning of year                                                   -                    -                    -
                                                                -----------------------------------------------------------

NET ASSETS, END OF YEAR                                         $          39,610    $         683,690    $         118,064
                                                                ===========================================================

UNIT TRANSACTIONS
  Units purchased                                                              (7)                 330                8,498
  Units redeemed                                                              (11)              (5,206)                   -
  Units transferred                                                         3,983               89,596                5,057
                                                                -----------------------------------------------------------
Net increase (decrease) in units                                            3,965               84,720               13,555
                                                                ===========================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date for division.

Note:  Year ended unless otherwise noted.

                                                                                     SERVICE CLASS
                                                    -----------------------------------------------------------------------------
                                                                                                    MFS                MFS
                                                            MFS                 MFS               CAPITAL         OPPORTUNITIES
                                                      NEW DISCOVERY        NEW DISCOVERY       OPPORTUNITIES      OPPORTUNITIES
                                                    (ANNUICHOICE(TM))    (GRANDMASTER(TM))   (IQ ANNUITY(TM))   (ANNUICHOICE(TM))
                                                        DIVISION              DIVISION           DIVISION           DIVISION
                                                       -AUGUST 30*-          -MAY 31*-          -MARCH 8*-        -AUGUST 10*-
                                                    -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                      $              (2)   $           (317)   $           465    $           (184)
  Net realized gain (loss) on sales of investments                  -               1,599               (160)                (24)
  Change in net unrealized appreciation
    (depreciation) during the period                               93               5,834             (8,018)             (1,772)
                                                    -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        91               7,116             (7,713)             (1,980)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               -                   -             60,264              32,260
  Contract terminations and benefits                                -             (11,056)                 -                   -
  Net transfers among investment options                          728             117,561             15,740               1,473
  Contract maintenance charges                                      -                 (24)                 -                   -
                                                    -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              728             106,481             76,004              33,733
                                                    -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 819             113,597             68,291              31,753

Net assets, beginning of year                                       -                   -                  -                    -
                                                    -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                             $             819    $        113,597    $        68,291    $         31,753
                                                    =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                   -                   -              6,759               3,218
  Units redeemed                                                    -              (1,249)                 -                   -
  Units transferred                                                78              12,948              2,087                 160
                                                    -----------------------------------------------------------------------------
Net increase (decrease) in units                                   78              11,699              8,846               3,378
                                                    =============================================================================

                                                                          SERVICE CLASS
                                                    -------------------------------------------------------
                                                          MFS
                                                        CAPITAL                MFS               MFS
                                                      OPPORTUNITIES       TOTAL RETURN      TOTAL RETURN
                                                    (GRANDMASTER(TM))   (IQ ANNUITY(TM))  (ANNUICHOICE(TM))
                                                        DIVISION            DIVISION          DIVISION
                                                        -MAY 29*-         -JANUARY 30*-     -AUGUST 10*-
                                                    -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                      $           (407)   $          347    $           (285)
  Net realized gain (loss) on sales of investments            (1,404)           (2,073)                 (5)
  Change in net unrealized appreciation
    (depreciation) during the period                          (6,921)            6,296               1,137
                                                    -------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   (8,732)            4,570                 847

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                            556           158,051              39,033
  Contract terminations and benefits                         (10,821)           (7,980)               (239)
  Net transfers among investment options                     102,600           226,765              27,359
  Contract maintenance charges                                   (28)                -                   -
                                                    -------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          92,307           376,836              66,153
                                                    -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             83,575           381,406              67,000

Net assets, beginning of year

NET ASSETS, END OF YEAR                             $         83,575    $      381,406    $         67,000
                                                    =======================================================
UNIT TRANSACTIONS
  Units purchased                                                 74            16,015               3,919
  Units redeemed                                              (1,412)             (822)                (24)
  Units transferred                                           11,798            23,294               2,785
                                                    -------------------------------------------------------
Net increase (decrease) in units                              10,460            38,487               6,680
                                                    =======================================================

SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.


                                                        SERVICE CLASS                         SERVICE CLASS 2
                                                      ------------------------------------------------------------------------------
                                                            MFS                 VIP                 VIP                 VIP
                                                       TOTAL RETURN         MONEY MARKET        MONEY MARKET         HIGH INCOME
                                                     (GRANDMASTER(TM))    (IQ ANNUITY(TM))   (ANNUICHOICE(TM))     (IQ ANNUITY(TM))
                                                         DIVISION            DIVISION             DIVISION            DIVISION
                                                         -MAY 8*-          -FEBRUARY 12*-        -JULY 25*-         -FEBRUARY 22*-
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $         (7,971)   $         49,515    $            511    $           (878)
   Net realized gain (loss) on sales of investments             (9,709)                 --                  --              (2,247)
   Change in net unrealized appreciation
     (depreciation) during the period                          (12,799)                 --                  --              (4,631)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                   (30,479)             49,515                 511              (7,756)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                         2,910           5,335,211             607,702             112,335
     Contract terminations and benefits                        (44,851)         (1,675,711)             (3,919)            (30,136)
     Net transfers among investment options                  1,249,894           3,978,443             377,491              84,214
     Contract maintenance charges                                 (105)                 --                  --                  --
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                        1,207,848           7,637,943             981,274             166,413
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            1,177,369           7,687,458             981,785             158,657

Net assets, beginning of year                                       --                  --                  --                  --
                                                      ------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $      1,177,369    $      7,687,458    $        981,785    $        158,657
                                                      ==============================================================================
UNIT TRANSACTIONS
   Units purchased                                                 305             527,956              60,264              13,094
   Units redeemed                                               (4,641)           (164,593)               (389)             (3,746)
   Units transferred                                           124,231             391,049              37,621              10,410
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in units                               119,895             754,412              97,496              19,758
                                                      ==============================================================================


                                                                                SERVICE CLASS 2
                                                      ------------------------------------------------------------
                                                            VIP                  VIP                VIP
                                                         HIGH INCOME        EQUITY-INCOME       EQUITY-INCOME
                                                      (ANNUICHOICE(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                          DIVISION           DIVISION             DIVISION
                                                         -JULY 23*-         -JANUARY 30*-       -AUGUST 30*-
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

   Net investment income (loss)                       $           (210)   $           (982)   $           (205)
   Net realized gain (loss) on sales of investments                 (9)            (16,196)                 15
   Change in net unrealized appreciation
     (depreciation) during the period                           (2,030)            (22,963)              3,523
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                    (2,249)            (40,141)              3,333

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                        32,260             775,962              16,933
     Contract terminations and benefits                             --             (80,632)               (265)
     Net transfers among investment options                      4,647             180,137              59,348
     Contract maintenance charges                                   --                  --                  --
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           36,907             875,467              76,016
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               34,658             835,326              79,349

Net assets, beginning of year                                       --                  --                  --
                                                      ------------------------------------------------------------
NET ASSETS, END OF YEAR                               $         34,658    $        835,326    $         79,349
                                                      ============================================================
UNIT TRANSACTIONS
   Units purchased                                               3,134              78,291               1,825
   Units redeemed                                                   --              (8,690)                (27)
   Units transferred                                               480              19,548               6,209
                                                      ------------------------------------------------------------
Net increase (decrease) in units                                 3,614              89,149               8,007
                                                      ============================================================

SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.


                                                                              SERVICE CLASS 2
                                                      ------------------------------------------------------------

                                                            VIP                VIP                  VIP
                                                          GROWTH              GROWTH              OVERSEAS
                                                      (IQ ANNUITY(TM))    (ANNUICHOICE(TM))   (IQ ANNUITY(TM))
                                                         DIVISION            DIVISION             DIVISION
                                                       -JANUARY 30*-        -AUGUST 30*-       -JANUARY 30*-
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $          1,587    $           (255)   $          5,596
   Net realized gain (loss) on sales of investments            (38,530)              7,060                (248)
   Change in net unrealized appreciation
     (depreciation) during the period                          (42,213)              1,202             (18,841)
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                   (79,156)              8,007             (13,493)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                       661,507              38,112              53,038
     Contract terminations and benefits                        (34,249)                (44)               (100)
     Net transfers among investment options                     66,813               4,496              18,593
     Contract maintenance charges                                   --                  --                  --
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                          694,071              42,564              71,531
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              614,915              50,571              58,038

Net assets, beginning of year                                       --                  --                  --
                                                      ------------------------------------------------------------
NET ASSETS, END OF YEAR                               $        614,915    $         50,571    $         58,038
                                                      ============================================================
UNIT TRANSACTIONS
   Units purchased                                              74,076               4,523               5,313
   Units redeemed                                               (4,464)                 (4)                (13)
   Units transferred                                             8,324                 533               2,257
                                                      ------------------------------------------------------------
Net increase (decrease) in units                                77,936               5,052               7,557
                                                      ============================================================

                                                                                        SERVICE CLASS 2
                                                      ------------------------------------------------------------------------------
                                                                                VIP                 VIP
                                                             VIP             INVESTMENT          INVESTMENT               VIP
                                                          OVERSEAS           GRADE BOND          GRADE BOND         ASSET MANAGER
                                                     (ANNUI CHOICE(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                         DIVISION            DIVISION             DIVISION            DIVISION
                                                       -AUGUST 30*-         -MARCH 14*-          -JULY 23*-          -APRIL 26*-
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $            (68)   $         (1,034)   $            (87)   $           (225)
   Net realized gain (loss) on sales of investments                  4               8,934                  24                 (63)
   Change in net unrealized appreciation
     (depreciation) during the period                              202                (304)                (75)              1,064
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       138               7,596                (138)                776

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                            --             105,744                  --               8,380
     Contract terminations and benefits                             --                (275)                (43)                 --
     Net transfers among investment options                     27,500             144,062              59,067              46,548
     Contract maintenance charges                                   --                  --                  --                  --
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           27,500             249,531              59,024              54,928
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               27,638             257,127              58,886              55,704

Net assets, beginning of year                                       --                  --                  --                  --
                                                      ------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $         27,638    $        257,127    $         58,886    $         55,704
                                                      ==============================================================================
UNIT TRANSACTIONS
   Units purchased                                                  (4)             10,288                  (4)                871
   Units redeemed                                                   --                 (27)                 (4)                 --
   Units transferred                                             2,898              14,439               5,753               4,790
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in units                                 2,894              24,700               5,745               5,661
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                     SERVICE CLASS 2
                                                      ------------------------------------------------------------------------------
                                                                                                                         VIP
                                                             VIP                 VIP                VIP             ASSET MANAGER:
                                                        ASSET MANAGER         INDEX 500           INDEX 500             GROWTH
                                                      (ANNUICHOICE(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                         DIVISION            DIVISION             DIVISION           DIVISION
                                                        -AUGUST 30*-       -FEBRUARY 15*-         -JULY 23*-       -FEBRUARY 20*-
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $            (42)   $         (2,137)   $           (344)   $           (348)
   Net realized gain (loss) on sales of investments                  9              (1,406)                (26)                (35)
   Change in net unrealized appreciation
     (depreciation) during the period                              648              (3,669)              4,352                (163)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       615              (7,212)              3,982                (546)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS

     Contributions from contract holders                        10,160             226,304                  --              42,547
     Contract terminations and benefits                           (160)               (107)               (204)                 --
     Net transfers among investment options                      4,341             155,435             113,878              43,394
     Contract maintenance charges                                   --                  --                  --                  --
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           14,341             381,632             113,674              85,941
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               14,956             374,420             117,656              85,395

Net assets, beginning of year                                       --                  --                  --                  --
                                                      ------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $         14,956    $        374,420    $        117,656    $         85,395
                                                      ==============================================================================
UNIT TRANSACTIONS
   Units purchased                                               1,053              25,122                 (20)              4,489
   Units redeemed                                                  (16)                (12)                (22)                 --
   Units transferred                                               435              18,026              12,453               4,783
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in units                                 1,472              43,136              12,411               9,272
                                                      ==============================================================================


                                                                          SERVICE CLASS 2
                                                      ------------------------------------------------------------
                                                            VIP
                                                       ASSET MANAGER:           VIP                  VIP
                                                           GROWTH            CONTRAFUND          CONTRAFUND
                                                      (ANNUICHOICE(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                           DIVISION          DIVISION             DIVISION
                                                        -AUGUST 30*-       -JANUARY 30*-        -AUGUST 30*-
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $            (50)   $           (967)   $             (1)
   Net realized gain (loss) on sales of investments                  1              (4,688)                 --
   Change in net unrealized appreciation
     (depreciation) during the period                              681               5,091                  18
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       632                (564)                 17

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS

     Contributions from contract holders                            --             199,932                  --
     Contract terminations and benefits                             --             (25,691)                 --
     Net transfers among investment options                     14,077             243,175               1,548
     Contract maintenance charges                                   --                  --                  --
                                                      ------------------------------------------------------------

Net increase (decrease) in net assets
   from contract related transactions                           14,077             417,416               1,548
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               14,709             416,852               1,565

Net assets, beginning of year                                       --                  --                  --
                                                      ------------------------------------------------------------
NET ASSETS, END OF YEAR                               $         14,709    $        416,852    $          1,565
                                                      ============================================================
UNIT TRANSACTIONS
   Units purchased                                                  (2)             21,859                  --
   Units redeemed                                                   --              (2,982)                 --
   Units transferred                                             1,437              27,543                 157
                                                      ------------------------------------------------------------
Net increase (decrease) in units                                 1,435              46,420                 157
                                                      ============================================================

SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.


                                                                                               SERVICE CLASS 2
                                                      ------------------------------------------------------------------------------
                                                            VIP
                                                           GROWTH                VIP                 VIP                 VIP
                                                       OPPORTUNITIES          BALANCED            BALANCED          GROWTH & INCOME
                                                      (IQ ANNUITY(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (IQ ANNUITY(TM))
                                                          DIVISION            DIVISION           DIVISION             DIVISION
                                                          -MAY 4*-         -JANUARY 30*-        -AUGUST 30*-        -FEBRUARY 9*-
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $            (39)   $         (1,179)   $             (9)   $         (1,747)
   Net realized gain (loss) on sales of investments                 (3)             (2,295)                 --                (108)
   Change in net unrealized appreciation
     (depreciation) during the period                             (219)              4,424                  84                 (25)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                      (261)                950                  75              (1,880)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS

     Contributions from contract holders                         3,321              94,071                  --             204,885
     Contract terminations and benefits                             --              (2,243)                 --                (794)
     Net transfers among investment options                      2,053             202,066               4,478             212,422
     Contract maintenance charges                                   --                  --                  --                  --
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            5,374             293,894               4,478             416,513
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                5,113             294,844               4,553             414,633

Net assets, beginning of year                                       --                  --                  --                  --

NET ASSETS, END OF YEAR                               $          5,113    $        294,844    $          4,553    $        414,633
                                                      ==============================================================================
UNIT TRANSACTIONS
   Units purchased                                                 332               9,721                  --              21,845
   Units redeemed                                                   --                (239)                 --                 (90)
   Units transferred                                               222              21,489                 449              23,759
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in units                                   554              30,971                 449              45,514
                                                      ==============================================================================

                                                                           SERVICE CLASS 2
                                                      ------------------------------------------------------------
                                                          VIP                   VIP                 VIP
                                                       GROWTH & INCOME        MID CAP             MID CAP
                                                      (ANNUICHOICE(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                          DIVISION           DIVISION            DIVISION
                                                        -AUGUST 30*-       -FEBRUARY 12*-       -AUGUST 30*-
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $            (12)   $         (2,183)   $            (28)
   Net realized gain (loss) on sales of investments                  1                (655)                 44
   Change in net unrealized appreciation
     (depreciation) during the period                              161              23,876                 449
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       150              21,038                 465

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                            --              97,616                  --
     Contract terminations and benefits                             --             (19,581)                (43)
     Net transfers among investment options                      3,519             384,533              10,052
     Contract maintenance charges                                   --                  --                  --
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            3,519             462,568              10,009
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                3,669             483,606              10,474

Net assets, beginning of year                                       --                  --                  --
                                                      ------------------------------------------------------------
NET ASSETS, END OF YEAR                               $          3,669    $        483,606    $         10,474
                                                      ============================================================

UNIT TRANSACTIONS
   Units purchased                                                  (1)              9,981                  (1)
   Units redeemed                                                   --              (2,039)                 (4)
   Units transferred                                               360              40,178               1,015
                                                      ------------------------------------------------------------
Net increase (decrease) in units                                   359              48,120               1,010
                                                      ============================================================

SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                           SERVICE CLASS 2
                                                      ------------------------------------------------------------
                                                                                 VIP                VIP
                                                            VIP            DYNAMIC CAPITAL     DYNAMIC CAPITAL
                                                      AGGRESSIVE GROWTH     APPRECIATION        APPRECIATION
                                                      (IQ ANNUITY(TM))    (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                         DIVISION             DIVISION           DIVISION
                                                        -JULY 30*-         -SEPTEMBER 20*-      -AUGUST 30*-
                                                       ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $            (13)   $            (10)   $            (50)
   Net realized gain (loss) on sales of investments                 --                   2                   2
   Change in net unrealized appreciation
     (depreciation) during the period                              402                 395                 933
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       389                 387                 885

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS

     Contributions from contract holders                        16,939                  --                  --
     Contract terminations and benefits                             --                  --                  --
     Net transfers among investment options                          2               3,976              14,079
     Contract maintenance charges                                   --                  --                  --
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           16,941               3,976              14,079
                                                      ------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                               17,330               4,363              14,964

Net assets, beginning of year                                       --                  --                  --
                                                      ------------------------------------------------------------
NET ASSETS, END OF YEAR                               $         17,330    $          4,363    $         14,964
                                                      ============================================================
UNIT TRANSACTIONS
   Units purchased                                               1,694                  --                  (2)
   Units redeemed                                                   --                  --                  --
   Units transferred                                                --                 351               1,491
                                                      ------------------------------------------------------------
Net increase (decrease) in units                                 1,694                 351               1,489
                                                     =============================================================


                                                                               SERVICE SHARES
                                                      ------------------------------------------------------------------------------
                                                        JANUS ASPEN         JANUS ASPEN         JANUS ASPEN          JANUS ASPEN
                                                          GROWTH              GROWTH              GROWTH          AGGRESSIVE GROWTH
                                                      (IQ ANNUITY(TM))    (ANNUICHOICE(TM))   (GRANDMASTER(TM))    (IQ ANNUITY(TM))
                                                         DIVISION            DIVISION            DIVISION             DIVISION
                                                       -JANUARY 30*-        -AUGUST 9*-           -MAY 2*-         -FEBRUARY 22*-
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $         (1,068)   $           (181)   $           (164)   $           (666)
   Net realized gain (loss) on sales of investments            (10,459)                (26)             (7,751)             (6,931)
   Change in net unrealized appreciation
     (depreciation) during the period                          (16,806)             (2,633)               (133)            (12,013)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                   (28,333)             (2,840)             (8,048)            (19,610)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                       142,753              32,260                  --              74,710
     Contract terminations and benefits                             --                  --                  --                  --
     Net transfers among investment options                      4,187               1,254              52,393               1,140
     Contract maintenance charges                                   --                  --                  --                  --
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                          146,940              33,514              52,393              75,850
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              118,607              30,674              44,345              56,240

Net assets, beginning of year                                       --                  --                  --                  --
                                                      ------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                               $        118,607    $         30,674    $         44,345    $         56,240
                                                      ==============================================================================
UNIT TRANSACTIONS
   Units purchased                                              16,157               3,218                  --               8,244
   Units redeemed                                                   --                  --                  --                  --
   Units transferred                                             1,234                 138               5,678                (244)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in units                                17,391               3,356               5,678               8,000

                                                      ==============================================================================
SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.



                                                                                    SERVICE SHARES
                                                      ------------------------------------------------------------------------------
                                                                                                JANUS ASPEN           JANUS ASPEN
                                                         JANUS ASPEN        JANUS ASPEN            CAPITAL             CAPITAL
                                                      AGGRESSIVE GROWTH   AGGRESSIVE GROWTH     APPRECIATION        APPRECIATION
                                                      (ANNUICHOICE(TM))   (GRANDMASTER(TM))   (IQ ANNUITY(TM))     (ANNUICHOICE(TM))
                                                          DIVISION            DIVISION            DIVISION            DIVISION
                                                        -AUGUST 30*-          -MAY 2*-         -FEBRUARY 20*-       -AUGUST 30*-
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $             (1)   $           (691)   $           (183)   $            (45)
   Net realized gain (loss) on sales of investments                 --             (11,407)             (1,207)                  7
   Change in net unrealized appreciation
     (depreciation) during the period                                3             (13,142)             (7,310)              2,125
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                         2             (25,240)             (8,700)              2,087

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                            --                  54              92,147                  --
     Contract terminations and benefits                             --              (9,760)             (6,288)                 --
     Net transfers among investment options                      1,027             103,030              78,977              14,500
     Contract maintenance charges                                   --                 (20)                 --                  --
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            1,027              93,304             164,836              14,500
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                1,029              68,064             156,136              16,587

Net assets, beginning of year                                       --                  --                  --                  --
                                                      ------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $          1,029    $         68,064    $        156,136    $         16,587
                                                      ==============================================================================
UNIT TRANSACTIONS
   Units purchased                                                  --                   7              10,526                  (4)
   Units redeemed                                                   --              (1,318)               (805)                 --
   Units transferred                                               110              10,350               9,796               1,661
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in units                                   110               9,039              19,517               1,657
                                                      ==============================================================================


                                                                                    SERVICE SHARES
                                                      ------------------------------------------------------------
                                                        JANUS ASPEN
                                                           CAPITAL          JANUS ASPEN         JANUS ASPEN
                                                        APPRECIATION        CORE EQUITY         CORE EQUITY
                                                      (GRANDMASTER(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))
                                                          DIVISION            DIVISION            DIVISION
                                                          -MAY 4*-          -JANUARY 30*-       -AUGUST 30*-
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $           (150)   $            496    $            (15)
   Net realized gain (loss) on sales of investments             (6,296)                (57)                  1
   Change in net unrealized appreciation
     (depreciation) during the period                          (16,092)             (3,411)                483
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                   (22,538)             (2,972)                469

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                           976              26,572                  --
     Contract terminations and benefits                         (5,291)                 --                  --
     Net transfers among investment options                    203,532              21,522              13,257
     Contract maintenance charges                                   --                  --                  --
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                          199,217              48,094              13,257
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              176,679              45,122              13,726

Net assets, beginning of year                                       --                  --                  --
                                                      ------------------------------------------------------------
NET ASSETS, END OF YEAR                               $        176,679    $         45,122    $         13,726
                                                      ============================================================
UNIT TRANSACTIONS
   Units purchased                                                 122               2,780                  (2)
   Units redeemed                                                 (633)                 --                  --
   Units transferred                                            21,721               2,479               1,376
                                                      ------------------------------------------------------------
Net increase (decrease) in units                                21,210               5,259               1,374
                                                      ============================================================

SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                    SERVICE SHARES
                                                      ------------------------------------------------------------------------------
                                                                            JANUS ASPEN         JANUS ASPEN          JANUS ASPEN
                                                         JANUS ASPEN       INTERNATIONAL       INTERNATIONAL        INTERNATIONAL
                                                         CORE EQUITY         GROWTH              GROWTH                GROWTH
                                                      (GRANDMASTER(TM))   (IQ ANNUITY(TM))    (ANNUICHOICE(TM))    (GRANDMASTER(TM))
                                                         DIVISION             DIVISION           DIVISION              DIVISION
                                                         -MAY 23*           -FEBRUARY 9*-      -AUGUST 30*-           -MAY 22*-
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $          1,673    $         (2,512)   $            (22)   $           (327)
   Net realized gain (loss) on sales of investments             (2,517)            180,709                   1            (119,121)
   Change in net unrealized appreciation
     (depreciation) during the period                           (4,688)             38,020                 985              41,354
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                    (5,532)            216,217                 964             (78,094)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                            --              88,373                  --               2,000
     Contract terminations and benefits                        (11,147)               (646)                 --             (26,990)
     Net transfers among investment options                     83,712           1,380,672              15,332             750,422
     Contract maintenance charges                                  (10)                 --                  --                 (70)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           72,555           1,468,399              15,332             725,362
                                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               67,023           1,684,616              16,296             647,268

Net assets, beginning of year                                       --                  --                  --                  --
                                                      ------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $         67,023    $      1,684,616    $         16,296    $        647,268
                                                      ==============================================================================
UNIT TRANSACTIONS
   Units purchased                                                  --              10,241                  (2)                259
   Units redeemed                                               (1,297)                (92)                 --              (3,317)
   Units transferred                                             8,948             211,803               1,630              82,380
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in units                                 7,651             221,952               1,628              79,322
                                                      ==============================================================================


                                                                                    SERVICE SHARES
                                                      ------------------------------------------------------------
                                                         JANUS ASPEN        JANUS ASPEN         JANUS ASPEN
                                                      STRATEGIC VALUE      STRATEGIC VALUE    STRATEGIC VALUE
                                                      (IQ ANNUITY(TM))    (ANNUICHOICE(TM))   (GRANDMASTER(TM))
                                                          DIVISION            DIVISION            DIVISION
                                                         -MARCH 14*-         -JULY 23*-           -MAY 8*-
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                       $           (645)   $           (103)   $         (1,101)
   Net realized gain (loss) on sales of investments               (151)                (22)             (2,440)
   Change in net unrealized appreciation
     (depreciation) during the period                              626               1,327             (11,864)
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                      (170)              1,202             (15,405)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                        27,342              16,932                  --
     Contract terminations and benefits                         (1,315)               (285)            (11,391)
     Net transfers among investment options                    113,866              14,977             221,984
     Contract maintenance charges                                   --                  --                 (11)
                                                      ------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                          139,893              31,624             210,582
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              139,723              32,826             195,177

Net assets, beginning of year                                       --                  --                  --
                                                      ------------------------------------------------------------
NET ASSETS, END OF YEAR                               $        139,723    $         32,826    $        195,177
                                                      ============================================================
UNIT TRANSACTIONS
   Units purchased                                               2,774               1,874                  --
   Units redeemed                                                 (150)                (30)             (1,288)
   Units transferred                                            12,781               1,615              22,736
                                                      ------------------------------------------------------------
Net increase (decrease) in units                                15,405               3,459              21,448
                                                      ============================================================

SEE ACCOMPANYING NOTES.
* - 2001 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                          SERVICE SHARES
                                                     ---------------------------------------------------------
                                                        JANUS ASPEN        JANUS ASPEN         JANUS ASPEN
                                                          BALANCED           BALANCED        WORLDWIDE GROWTH
                                                      ANNUICHOICE(TM))   (GRANDMASTER(TM))    ANNUICHOICE(TM))
                                                         DIVISION            DIVISION            DIVISION
                                                       -AUGUST 30*-          -MAY 2*-          -AUGUST 10*-
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $              42   $             323   $            (213)
  Net realized gain (loss) on sales of investments                   1                (506)               (160)
  Change in net unrealized appreciation
    (depreciation) during the period                                75                 784                 175
                                                     ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        118                 601                (198)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              -                   -              32,260
    Contract terminations and benefits                               -             (10,492)                (64)
    Net transfers among investment options                       9,762              58,151              12,632
    Contract maintenance charges                                     -                  (8)                  -
                                                     ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             9,762              47,651              44,828
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                9,880              48,252              44,630

Net assets, beginning of year                                        -                   -                   -
                                                     ---------------------------------------------------------

NET ASSETS, END OF YEAR                              $           9,880   $          48,252   $          44,630
                                                     =========================================================

UNIT TRANSACTIONS
  Units purchased                                                   (1)                  -               3,215
  Units redeemed                                                     -              (1,100)                 (7)
  Units transferred                                                989               6,142               1,480
                                                     ---------------------------------------------------------
Net increase (decrease) in units                                   988               5,042               4,688
                                                     =========================================================

                                                                  SERVICE SHARES                       CLASS 1B SHARES
                                                     -------------------------------------   -----------------------------------
                                                       JANUS ASPEN         JANUS ASPEN          PUTNAMN VT          PUTNAMN VT
                                                     WORLDWIDE GROWTH    WORLDWIDE GROWTH    GROWTH & INCOME     GROWTH & INCOME
                                                     (IQ ANNUITY(TM))   (GRANDMASTER(TM))    (ANNUICHOICE(TM))  (IQ ANNUITY(TM))
                                                         DIVISION            DIVISION            DIVISION            DIVISION
                                                         -JUNE 4*-           -MAY 2*-          -AUGUST 30*-          -JUNE 5*-
                                                     -------------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $          (2,966)  $            (749)  $             (52)  $          (988)
  Net realized gain (loss) on sales of investments              84,361             (15,561)                 17            (4,575)
  Change in net unrealized appreciation
    (depreciation) during the period                             9,286               4,926                 782             4,851
                                                     -------------------------------------   -----------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     90,681             (11,384)                747              (712)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         41,952                 109              10,160           175,778
    Contract terminations and benefits                            (456)            (12,973)               (198)           (1,013)
    Net transfers among investment options                     481,855             129,615               9,422           153,104
    Contract maintenance charges                                     -                 (13)                  -                 -
                                                     -------------------------------------   -----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           523,351             116,738              19,384           327,869
                                                     -------------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                              614,032             105,354              20,131           327,157

Net assets, beginning of year                                        -                   -                   -                 -
                                                     -------------------------------------   -----------------------------------

NET ASSETS, END OF YEAR                              $         614,032   $         105,354   $          20,131   $       327,157
                                                     =====================================   ===================================

UNIT TRANSACTIONS
  Units purchased                                                4,546                  13               1,089            19,172
  Units redeemed                                                   (56)             (1,582)                (20)             (111)
  Units transferred                                             67,495              14,247                 981            17,049
                                                     -------------------------------------   -----------------------------------
Net increase (decrease) in units                                71,985              12,678               2,050            36,110
                                                     =====================================   ===================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                      CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                                            PUTNAMT VT          PUTNAMT VT
                                                         PUTNAM VT         INTERNATIONAL       INTERNATIONAL        PUTNAMT VT
                                                      GROWTH & INCOME         GROWTH              GROWTH          SMALL CAP VALUE
                                                     (GRANDMASTER(TM))   (IQ ANNUITY(TM))    (GRANDMASTER(TM))   (ANNUICHOICE(TM))
                                                         DIVISION            DIVISION            DIVISION            DIVISION
                                                         -JULY 9*-           -JUNE 4*-           -MAY 15*-         -AUGUST 30*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $            (191)  $          (5,007)  $            (744)  $            (204)
  Net realized gain (loss) on sales of investments               2,043             236,025              45,520                 151
  Change in net unrealized appreciation
    (depreciation) during the period                               713              27,948                 650               7,671
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      2,565             258,966              45,426               7,618

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                            448              30,970                   -               6,773
    Contract terminations and benefits                               -                   -                (341)               (171)
    Net transfers among investment options                      23,465             824,318               2,133              66,182
    Contract maintenance charges                                     -                   -                  (3)                  -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            23,913             855,288               1,789              72,784
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               26,478           1,114,254              47,215              80,402

Net assets, beginning of year                                        -                   -                   -                   -
                                                     -----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $          26,478   $       1,114,254   $          47,215   $          80,402
                                                     =============================================================================

UNIT TRANSACTIONS
  Units purchased                                                   49               3,424                   -                 772
  Units redeemed                                                     -                   -                 (40)                (18)
  Units transferred                                              2,712             122,055               5,375               7,183
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                 2,761             125,479               5,335               7,937
                                                     =============================================================================

                                                                          CLASS 1B SHARES
                                                     ---------------------------------------------------------

                                                         PUTNAMT VT          PUTNAMT VT          PUTNAMT VT
                                                      SMALL CAP VALUE     SMALL CAP VALUE       TECHNOLOGY
                                                      (IQ ANNUITY(TM))   (GRANDMASTER(TM))   (ANNUICHOICE(TM))
                                                         DIVISION            DIVISION            DIVISION
                                                        -JUNE 29*-           -MAY 25*-         -AUGUST 30*-
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $            (412)  $         (20,231)  $              (4)
  Net realized gain (loss) on sales of investments                (355)            (15,371)                  -
  Change in net unrealized appreciation
    (depreciation) during the period                             9,217             482,751                 (20)
                                                     ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      8,450             447,149                 (24)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         56,540              17,053                   -
    Contract terminations and benefits                               -             (83,096)                  -
    Net transfers among investment options                      36,857           4,692,765               1,033
    Contract maintenance charges                                     -                (342)                  -
                                                     ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            93,397           4,626,380               1,033
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              101,847           5,073,529               1,009

Net assets, beginning of year                                        -                   -                   -
                                                     ---------------------------------------------------------

NET ASSETS, END OF YEAR                              $         101,847   $       5,073,529   $           1,009
                                                     =========================================================

UNIT TRANSACTIONS
  Units purchased                                                5,791               1,831                   -
  Units redeemed                                                     -              (8,541)                  -
  Units transferred                                              4,002             493,613                 101
                                                     ---------------------------------------------------------
Net increase (decrease) in units                                 9,793             486,903                 101
                                                     =========================================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                                                                          CLASS 1B SHARES
                                                     ---------------------------------------------------------
                                                        PUTNAMT VT          PUTNAMT VT           PUTNAMT VT
                                                        TECHNOLOGY          TECHNOLOGY           VOYAGER II
                                                     (IQ ANNUITY(TM))    (GRANDMASTER(TM))   (ANNUICHOICE(TM))
                                                         DIVISION            DIVISION            DIVISION
                                                       -AUGUST 14*-          -MAY 23*-          -JULY 23*-
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $            (256)  $            (890)  $             (48)
  Net realized gain (loss) on sales of investments                 (20)               (275)                 (8)
  Change in net unrealized appreciation
    (depreciation) during the period                               248             (19,865)                508
                                                     ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (28)            (21,030)                452

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                         17,442                 502                   -
    Contract terminations and benefits                               -                   -                   -
    Net transfers among investment options                      80,500             194,826               8,570
    Contract maintenance charges                                     -                   -                   -
                                                     ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            97,942             195,328               8,570
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               97,914             174,298               9,022

Net assets, beginning of year                                        -                   -                   -
                                                     ---------------------------------------------------------

NET ASSETS, END OF YEAR                              $          97,914   $         174,298   $           9,022
                                                     =========================================================

UNIT TRANSACTIONS
  Units purchased                                                1,760                  72                  (3)
  Units redeemed                                                     -                   -                   -
  Units transferred                                              8,988              23,936               1,001
                                                     ---------------------------------------------------------
Net increase (decrease) in units                                10,748              24,008                 998
                                                     =========================================================

                                                                CLASS 1B SHARES
                                                     -------------------------------------
                                                        PUTNAMT VT          PUTNAMT VT
                                                        VOYAGER II          VOYAGER II
                                                     (IQ ANNUITY(TM))     (GRANDMASTER(TM))
                                                        DIVISION             DIVISION
                                                      -SEPTEMBER 10*-        -MAY 2*-
                                                     -------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $             (30)  $            (317)
  Net realized gain (loss) on sales of investments                 (32)             (3,470)
  Change in net unrealized appreciation
    (depreciation) during the period                             1,109               3,640
                                                     -------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,047                (147)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                            920                   -
    Contract terminations and benefits                               -                   -
    Net transfers among investment options                      10,833              81,334
    Contract maintenance charges                                     -                   -
                                                     -------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            11,753              81,334
                                                     -------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               12,800              81,187

Net assets, beginning of year                                        -                   -
                                                     -------------------------------------

NET ASSETS, END OF YEAR                              $          12,800   $          81,187
                                                     =====================================

UNIT TRANSACTIONS
  Units purchased                                                   92                   -
  Units redeemed                                                     -                   -
  Units transferred                                              1,078              10,238
                                                     -------------------------------------
Net increase (decrease) in units                                 1,170              10,238
                                                     =====================================

SEE ACCOMPANYING NOTES

* - 2001 inception date for division.
Note: Year ended unless otherwise noted.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2002

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions or, for certain contract holders, to a guaranteed interest division provided by National Integrity, or both. Certain contract holders may also allocate or transfer a portion or all of their account values to one or more fixed rate guaranteed rate options of National Integrity's Separate Account GPO.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), MFS Variable Insurance Trust Funds ("MFS Funds"), Janus Aspen Series ("Janus Aspen Funds"), J.P. Morgan Series Trust II Portfolios ("JPM Funds"), The Legends Fund, Inc. ("Legends Funds"), Putnam Funds, Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust ("Touchstone Funds"), Van Kampen UIF Portfolios ("Van Kampen UIF Funds") and the Van Kampen UIT Portfolios ("Van Kampen UIT Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The MFS Funds are managed by Massachusetts Financial Services Company ("MFS"). The Janus Aspen Funds are managed by Janus Capital Corporation. The J.P Morgan Investment Management Inc. is the investment adviser to the JPM Funds. The investment adviser of the Legends Funds is Touchstone Advisors, Inc.

("Touchstone Advisors"), a wholly owned subsidiary of W&S. The investment adviser of the Putnam Funds is Putnam Investment Management, LLC. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. ("DeAM").The Touchstone Funds are managed by Touchstone Advisors. The Van Kampen UIF Funds are managed by Morgan Stanley Dean Witter Investment Management, Inc. The Van Kampen Funds, Inc. manage the Van Kampen UIT Funds. The Separate Account currently has one hundred eighty-seven investment divisions available (fifty Fidelity VIP Funds, twenty-five MFS Funds, twenty-seven Janus Aspen Funds, nine JPM Funds, eighteen Putnam Funds, eleven Legends Funds, six Scudder Funds, twenty-seven Touchstone Funds, three Van Kampen UIF Funds and eleven Van Kampen UIT Funds). The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of shares of the Funds are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the Statement of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit value of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2002 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2002 for the applicable periods) and the cost of shares held at December 31, 2002 for each division were as follows:

                         DIVISION                                          PURCHASES           SALES              COST
----------------------------------------------------------------------------------------------------------------------------
  Baron Small Cap (AnnuiChoice(TM))                                      $       136,939   $        77,236   $        66,680
  Baron Small Cap (IQ Annuity(TM))                                               633,654           242,815           573,737
  Baron Small Cap (GrandMaster flex3(TM))                                          1,995                 2             1,993
  Gabelli Large Cap Value (AnnuiChoice(TM))                                      197,721            81,435           133,682
  Gabelli Large Cap Value (IQ Annuity(TM))                                       571,369           399,577           259,540
  Gabelli Large Cap Value (GrandMaster flex3(TM))                                 40,000                12            39,988
  Harris Bretall Equity Growth (AnnuiChoice(TM))                                   7,571             2,053             4,706
  Harris Bretall Equity Growth (IQ Annuity(TM))                                  339,463           238,238           144,724
  Third Avenue Value (AnnuiChoice(TM))                                           439,175           109,913           397,854
  Third Avenue Value (IQ Annuity(TM))                                          1,296,662           297,952         1,362,333
  Third Avenue Value (GrandMaster flex3(TM))                                      17,621                22            17,599
  Touchstone Balanced (IQ Annuity(TM))                                           222,006            33,443           251,703
  Touchstone Balanced (AnnuiChoice(TM))                                           16,254             8,855             7,399
  Touchstone Balanced (GrandMaster flex3(TM))                                      1,595                 1             1,594
  Touchstone Bond (IQ Annuity(TM))                                               372,697            70,325           426,343
  Touchstone Bond (AnnuiChoice(TM))                                              529,992           365,383           167,210
  Touchstone Bond (GrandMaster flex3(TM))                                         24,165                53            24,112
  Touchstone Emerging Growth (IQ Annuity(TM))                                    293,451            55,458           227,725
  Touchstone Emerging Growth (AnnuiChoice(TM))                                    82,946               347            82,525
  Touchstone Enhanced 30 (IQ Annuity(TM))                                         30,240            26,544            14,087
  Touchstone Enhanced 30 (AnnuiChoice(TM))                                        17,888                50            17,839
  Touchstone Large Cap Growth (IQ Annuity(TM))                                    97,680                57            97,606
  Touchstone Growth & Income (IQ Annuity(TM))                                     73,528            38,240            41,278
  Touchstone Growth & Income (AnnuiChoice(TM))                                    52,161            35,986            16,220
  Touchstone Growth & Income (GrandMaster flex3(TM))                                 843                 -               843
  Touchstone Growth/Value (IQ Annuity(TM))                                        23,198             1,269            22,332
  Touchstone Growth/Value (AnnuiChoice(TM))                                       10,134             7,697             5,080
  Touchstone High Yield (IQ Annuity(TM))                                         108,638            19,627           134,449
  Touchstone High Yield (AnnuiChoice(TM))                                         31,108             1,019            30,106
  Touchstone High Yield (GrandMaster flex3(TM))                                   96,399                37            96,362
  Touchstone International Equity (IQ Annuity(TM))                             7,461,066         7,454,664            80,581
  Touchstone Money Market (IQ Annuity(TM))                                    34,984,120        34,875,515           172,125
  Touchstone Money Market (AnnuiChoice(TM))                                      303,870            41,221           266,370
  Touchstone Money Market (GrandMaster flex3(TM))                                 39,962                60            39,902
  Touchstone Small Cap Value (IQ Annuity(TM))                                  3,325,228         3,271,275            43,760

                         DIVISION                                          PURCHASES           SALES              COST
----------------------------------------------------------------------------------------------------------------------------
  Touchstone Small Cap Value (AnnuiChoice(TM))                           $        20,746   $         8,230   $        15,496
  Touchstone Value Plus (IQ Annuity(TM))                                          39,635            17,279            26,721
  Touchstone Value Plus (AnnuiChoice(TM))                                         11,444             2,000             8,798
  JPM Bond (GrandMaster flex3(TM))                                               146,292               236           146,058
  JPM Bond (IQ3(TM))                                                             233,346           188,976            45,370
  JPM Bond (AnnuiChoice(TM))                                                     505,097             3,123           502,102
  JPM International Opportunities (GrandMaster flex3(TM))                         40,000                12            39,988
  JPM International Opportunities (IQ3(TM))                                    9,438,434         9,453,135           110,052
  JPM International Opportunities (AnnuiChoice(TM))                                  640                 2               638
  JPM Mid Cap Value (GrandMaster flex3(TM))                                       16,766                27            16,739
  JPM Mid Cap Value (IQ3(TM))                                                     10,737               389            10,353
  JPM Mid Cap Value (AnnuiChoice(TM))                                                640                 2               638
  Van Kampen Bandwidth & Telecommunications (AnnuiChoice(TM))                     15,350                53            15,168
  Van Kampen Bandwidth & Telecommunications (IQ Annuity(TM))                      38,230               829            38,210
  Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))                     53,261             8,032            47,777
  Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))                     453,099           305,416           175,115
  Van Kampen Biotechnology & Pharmaceutical (GrandMaster flex3(TM))                2,919                 2             2,917
  Van Kampen Emerging Markets Debt (GrandMaster flex3(TM))                         4,331                 6             4,325
  Van Kampen Emerging Markets Debt (IQ3(TM))                                      24,190               479            23,713
  Van Kampen MS High Tech 35 Index (GrandMaster flex3(TM))                         2,556                 2             2,554
  Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))                              154,651           109,598            24,046
  Van Kampen MS U.S. Multinational (AnnuiChoice(TM))                              12,519                49            12,474
  Van Kampen MS U.S. Multinational (IQ Annuity(TM))                              125,868            78,010            37,012
  Van Kampen U.S. Real Estate (GrandMaster flex3(TM))                              3,244                 9             3,235
  Van Kampen U.S. Real Estate (IQ3(TM))                                           76,922             7,300            68,767
  Van Kampen U.S. Real Estate (AnnuiChoice(TM))                                   82,743             9,028            73,378
INITIAL CLASS:
  VIP Money Market (Grandmaster(TM))                                          61,264,052        64,893,141        14,307,093
  VIP High Income (Grandmaster(TM))                                            6,500,735         7,438,008        10,588,258
  VIP Equity-Income (Grandmaster(TM))                                          3,546,919        13,707,306        35,089,749
  VIP Growth (Grandmaster(TM))                                                 2,878,446         8,449,817        37,693,227
  VIP Overseas (Grandmaster(TM))                                               3,222,321         5,792,438         6,385,776
  VIP II Investment Grade Bond (Grandmaster(TM))                               5,201,559         4,274,352         8,590,368
  VIP II Asset Manager (Grandmaster(TM))                                         916,639         2,921,581        14,301,783
  VIP II Index 500 (Grandmaster(TM))                                          26,160,587        30,692,780        32,794,043
  VIP II Asset Manager: Growth (Grandmaster(TM))                                 466,101         2,348,344         4,636,700
  VIP II Contrafund (Grandmaster(TM))                                         17,317,251        21,556,251        33,190,093
  VIP III Growth Opportunities (Grandmaster(TM))                                 739,966         1,420,773         2,941,117

                         DIVISION                                          PURCHASES           SALES              COST
----------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  VIP III Balanced (Grandmaster(TM))                                     $       827,050   $     1,006,769   $     4,696,640
  VIP III Growth & Income (Grandmaster(TM))                                    3,518,991         4,141,762         7,582,590
SERVICE CLASS:
  VIP III Mid Cap (Grandmaster(TM))                                            3,739,493         2,849,887         5,607,161
  MFS Emerging Growth (IQ Annuity(TM))                                         1,262,421         1,076,153           560,976
  MFS Emerging Growth (Grandmaster(TM))                                            9,122               401             8,703
  MFS Investors Growth Stock (IQ Annuity(TM))                                     98,252            70,507            61,046
  MFS Investors Growth Stock (AnnuiChoice(TM))                                    40,529               142            40,398
  MFS Investors Growth Stock (Grandmaster(TM))                                   321,243           294,752            15,884
  MFS Investors Growth Stock (GrandMaster flex3(TM))                               4,411                 9             4,402
  MFS Investors Trust (IQ Annuity(TM))                                           131,618            11,489           126,256
  MFS Investors Trust (AnnuiChoice(TM))                                           21,811             6,066            14,800
  MFS Investors Trust (Grandmaster(TM))                                          134,208             5,367           127,492
  MFS Mid Cap Growth (IQ Annuity(TM))                                            148,325           115,038            99,885
  MFS Mid Cap Growth (AnnuiChoice(TM))                                            84,740            35,111            69,250
  MFS Mid Cap Growth (Grandmaster(TM))                                           194,298           591,557            35,817
  MFS Mid Cap Growth (GrandMaster flex3(TM))                                       4,411                 9             4,402
  MFS New Discovery (IQ Annuity(TM))                                           1,394,013         1,340,434           115,044
  MFS New Discovery (AnnuiChoice(TM))                                            134,722               727           134,518
  MFS New Discovery (Grandmaster(TM))                                          1,028,391           748,169           297,186
  MFS Capital Opportunities (IQ Annuity(TM))                                     131,343            35,849           149,485
  MFS Capital Opportunities (AnnuiChoice(TM))                                     38,331             1,808            69,257
  MFS Capital Opportunities (Grandmaster(TM))                                     14,234            58,695            33,904
  MFS Total Return (IQ Annuity(TM))                                              783,902           268,310           883,816
  MFS Total Return (AnnuiChoice(TM))                                             362,470            54,026           370,115
  MFS Total Return (Grandmaster(TM))                                           4,130,391         3,416,272         1,670,611
  MFS Total Return (GrandMaster flex3(TM))                                         8,832                12             8,820
  MFS Research (AnnuiChoice(TM))                                                  44,120               263            43,801
  MFS Research (Grandmaster(TM))                                                 463,972           456,012            14,017
SERVICE CLASS 2:
  VIP Money Market (IQ Annuity(TM))                                          183,588,023       186,572,211         4,701,549
  VIP Money Market (AnnuiChoice(TM))                                           4,970,100         2,044,358         3,907,937
  VIP Money Market (GrandMaster flex3)                                            15,464            15,464                 -
  VIP High Income (IQ Annuity(TM))                                               140,478            44,465           248,967
  VIP High Income (AnnuiChoice(TM))                                               33,935             2,319            67,875
  VIP Equity-Income (IQ Annuity(TM))                                             759,211           344,604         1,206,054
  VIP Equity-Income (AnnuiChoice(TM))                                            286,120            28,279           328,571
  VIP Equity-Income (GrandMaster flex3(TM))                                        1,500                 1             1,499

                         DIVISION                                          PURCHASES           SALES              COST
----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Growth (IQ Annuity(TM))                                            $       605,962   $       373,169   $       763,077
  VIP Growth (AnnuiChoice(TM))                                                   343,280           130,263           233,715
  VIP Overseas (IQ Annuity(TM))                                               13,616,177        13,554,190            68,861
  VIP Overseas (AnnuiChoice(TM))                                                  73,260            15,169            81,508
  VIP Investment Grade Bond (IQ Annuity(TM))                                   1,723,559           388,050         1,605,165
  VIP Investment Grade Bond (AnnuiChoice(TM))                                    718,289           397,288           384,091
  VIP Asset Manager (IQ Annuity(TM))                                             207,279            18,351           241,261
  VIP Asset Manager (AnnuiChoice(TM))                                            212,864           114,188           105,675
  VIP Index 500 (IQ Annuity(TM))                                               1,333,633           968,928           574,161
  VIP Index 500 (AnnuiChoice(TM))                                                463,623           206,306           331,882
  VIP Asset Manager: Growth (IQ Annuity(TM))                                      92,065             2,334           174,816
  VIP Asset Manager: Growth (AnnuiChoice(TM))                                    177,828           107,981            73,158
  VIP Balanced (IQ Annuity(TM))                                                  448,990           113,792           607,823
  VIP Balanced (AnnuiChoice(TM))                                                 143,623             9,307           137,906
  VIP Contrafund (IQ Annuity(TM))                                                892,435           238,445         1,053,063
  VIP Contrafund (AnnuiChoice(TM))                                               255,416             5,322           251,517
  VIP Contrafund (GrandMaster flex3(TM))                                           7,687                16             7,671
  VIP Growth Opportunities (IQ Annuity(TM))                                        5,901             3,561             7,123
  VIP Growth Opportunities (AnnuiChoice(TM))                                     166,345           111,551            43,665
  VIP Growth & Income (IQ Annuity(TM))                                           946,565           732,808           565,087
  VIP Growth & Income (AnnuiChoice(TM))                                           72,328            11,645            62,055
  VIP Growth & Income (GrandMaster flex3(TM))                                        930                 -               930
  VIP Mid Cap (IQ Annuity(TM))                                                 1,397,005           856,523           933,655
  VIP Mid Cap (AnnuiChoice(TM))                                                  247,553            20,449           236,381
  VIP Mid Cap (GrandMaster flex3(TM))                                              5,447                 5             5,442
  VIP Aggressive Growth (IQ Annuity(TM))                                          51,459             7,954            59,201
  VIP Dynamic Capital Appreciation (IQ Annuity(TM))                              330,338            12,990           318,331
  VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                              14,124               409            27,750
SERVICE SHARES:
  Janus Aspen Growth (IQ Annuity(TM))                                             10,239             9,225           131,629
  Janus Aspen Growth (AnnuiChoice(TM))                                            15,381             9,654            34,423
  Janus Aspen Growth (Grandmaster(TM))                                            11,414            54,832             1,487
  Janus Aspen Aggressive Growth (IQ Annuity(TM))                                  34,492            18,998            68,483
  Janus Aspen Aggressive Growth (AnnuiChoice(TM))                                  5,747             1,637             4,895
  Janus Aspen Aggressive Growth (Grandmaster(TM))                                 10,580            28,151            47,942
  Janus Aspen Capital Appreciation (IQ Annuity(TM))                              138,458            62,840           221,539
  Janus Aspen Capital Appreciation (AnnuiChoice(TM))                              63,172            64,449             9,756
  Janus Aspen Capital Appreciation (Grandmaster(TM))                              94,876            55,712           210,822

                         DIVISION                                          PURCHASES           SALES              COST
----------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Core Equity (IQ Annuity(TM))                               $       110,490   $        59,580   $        86,489
  Janus Aspen Core Equity (AnnuiChoice(TM))                                       13,472               596            26,101
  Janus Aspen Core Equity (Grandmaster(TM))                                       16,760            26,984            51,869
  Janus Aspen International Growth (IQ Annuity(TM))                           60,819,782        62,862,404            65,932
  Janus Aspen International Growth (AnnuiChoice(TM))                              85,522            14,466            82,724
  Janus Aspen International Growth (Grandmaster(TM))                             617,227         1,098,924            46,640
  Janus Aspen International Growth (GrandMaster flex3(TM))                         1,549                 4             1,545
  Janus Aspen Strategic Value (IQ Annuity(TM))                                    99,379            28,273           204,208
  Janus Aspen Strategic Value (AnnuiChoice(TM))                                   89,368            11,223           109,970
  Janus Aspen Strategic Value (Grandmaster(TM))                                   66,268            65,875           192,974
  Janus Aspen Strategic Value (GrandMaster flex3(TM))                              3,631                 3             3,628
  Janus Aspen Balanced (AnnuiChoice(TM))                                         126,409               531           135,672
  Janus Aspen Balanced (Grandmaster(TM))                                         414,610           131,553           323,389
  Janus Aspen Balanced (GrandMaster flex3(TM))                                    14,808                29            14,779
  Janus Aspen Balanced (IQ3(TM))                                                  11,607                67            11,540
  Janus Aspen Worldwide Growth (AnnuiChoice(TM))                                  59,712            42,716            49,779
  Janus Aspen Worldwide Growth (IQ Annuity(TM))                               28,594,888        29,166,935           232,564
  Janus Aspen Worldwide Growth (Grandmaster(TM))                                  31,048            55,947            67,977
CLASS 1B SHARES:
  Putnam VT Growth & Income (AnnuiChoice(TM))                                    223,463           114,196           114,571
  Putnam VT Growth & Income (IQ Annuity(TM))                                     550,327           304,216           530,026
  Putnam VT Growth & Income (Grandmaster(TM))                                    782,502           711,500            83,286
  Putnam VT Growth & Income (GrandMaster flex3(TM))                                5,448                 5             5,443
  Putnam VT International Growth (AnnuiChoice(TM))                               117,304               303           116,958
  Putnam VT International Growth (IQ Annuity(TM))                             61,119,622        62,499,431           190,096
  Putnam VT International Growth (Grandmaster(TM))                             2,292,598         2,077,218           189,791
  Putnam VT International Growth (GrandMaster flex3(TM))                           3,631                 3             3,628
  Putnam VT Small Cap Value (AnnuiChoice(TM))                                    272,724            74,423           266,402
  Putnam VT Small Cap Value (IQ Annuity(TM))                                  13,488,888        13,101,560           333,801
  Putnam VT Small Cap Value (Grandmaster(TM))                                  5,009,151         7,870,976         1,716,983
  Putnam VT Small Cap Value (GrandMaster flex3(TM))                                2,318                 7             2,311
  Putnam VT Technology (AnnuiChoice(TM))                                          68,686            54,194                 -
  Putnam VT Technology (IQ Annuity(TM))                                          155,304           187,354                 -
  Putnam VT Technology (Grandmaster(TM))                                          44,627           179,594                 -
  Putnam VT Voyager II (AnnuiChoice(TM))                                          27,406             2,070            32,820
  Putnam VT Voyager II (IQ Annuity(TM))                                          110,548            32,980            81,866
  Putnam VT Voyager II (Grandmaster(TM))                                         345,087            88,362           324,072

                         DIVISION                                          PURCHASES           SALES              COST
----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Scudder EAFE Equity Index (IQ3(TM))                                      $       320,627   $       315,917   $            43
Scudder Equity 500 Index (GrandMaster flex3(TM))                                  59,844            15,996            43,045
Scudder Equity 500 Index (IQ3(TM))                                                72,564            36,651            36,118
Scudder Small Cap Index (IQ3(TM))                                              3,036,310         2,955,826            10,202
Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                                   12,271                34            12,237
Scudder VIT Equity 500 Index (AnnuiChoice(TM))                                   224,603               735           223,847

                                                                                                             ---------------
                                                                                                             $   256,260,238
                                                                                                             ===============

3.  EXPENSES

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are three contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster"), GrandMaster FLEX3, IQ the SmartAnnuity ("IQ Annuity"), IQ3 the Smart Annuity ("IQ3") and AnnuiChoice. Grandmaster and AnnuiChoice each have a deferred sales load charge and a lower mortality and expense annual rate. IQ Annuity and IQ3 have no sales load charges on its contracts and carries a higher mortality and expense annual rate. Grandmaster charges an annual rate of 1.20% and 0.15% of net assets, GransMaster FLEX3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge an annual rate of 1.30% and 0.15% of net assets, and AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. For Grandmaster, IQ Annuity, IQ3 and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract). For GrandMaster FLEX3 an annual administrative charge of $50 per contract is assessed.

4. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2002 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2002 for the applicable periods).

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
  Baron Small Cap (AnnuiChoice(TM))
                                    2002       8  $   8.08  $  10.99  $       66              -         0.00%      1.00%   (14.89%)
                                    2001       1      8.10     10.26          13              -         0.00%      1.00%     2.10%
  Baron Small Cap (IQ Annuity(TM))
                                    2002      60      7.87     10.72         506              -         0.00%      1.45%   (15.35%)
                                    2001      20      7.93     10.04         198              -         0.00%      1.45%    (0.30%)
  Baron Small Cap (GrandMaster flex3(TM))
                                    2002       -*     7.70     10.00           2              -         0.00%      1.55%   (17.30%)
  Gabelli Large Cap Value (AnnuiChoice(TM))
                                    2002      21      4.89      9.39         131              -         0.08%      1.00%   (31.24%)
                                    2001       6      8.09     10.17          52             62         0.96%      1.00%    (7.80%)
  Gabelli Large Cap Value (IQ Annuity(TM))
                                    2002      41      4.31      8.30         229              -         0.06%      1.45%   (31.66%)
                                    2001      19      7.16     10.14         156            513         1.93%      1.45%   (18.50%)
  Gabelli Large Cap Value (GrandMaster flex3(TM))
                                    2002       5      6.60     10.11          39              -         0.00%      1.55%   (14.70%)
  Harris Bretall Equity Growth (AnnuiChoice(TM))
                                    2002       -*     6.42     10.54           3              -         0.00%      1.00%   (31.21%)
  Harris Bretall Equity Growth (IQ Annuity(TM))
                                    2002      19      6.57     10.83         131              -         0.00%      1.45%   (31.53%)
                                    2001      10      8.17     10.87         103             96         0.00%      1.45%     3.40%
  Third Avenue Value (AnnuiChoice(TM))
                                    2002      44      6.80     10.65         356              -         2.14%      1.00%   (18.37%)
                                    2001      10      8.13     10.15          99              -         0.09%      1.00%    (0.90%)
  Third Avenue Value (IQ Annuity(TM))
                                    2002     145      6.72     10.53       1,160              -         2.04%      1.45%   (18.74%)
                                    2001      40      8.07     10.21         396              -         0.94%      1.45%    (1.80%)
  Third Avenue Value (GrandMaster flex3(TM))
                                    2002       2      6.89     10.01          17              -         0.00%      1.55%   (18.10%)
  Touchstone Balanced (IQ Annuity(TM))
                                    2002      26      8.02      9.98         232             24         2.65%      1.45%   (10.40%)
                                    2001       7      9.04     10.17          67            744        14.92%      1.45%    (1.00%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
  Touchstone Balanced (AnnuiChoice(TM))
                                    2002       1  $   8.24  $  10.24  $        7              1         3.25%      1.00%   (10.05%)
                                    2001       -*     9.25     10.16           1             14       119.25%      1.00%     1.50%
  Touchstone Balanced (GrandMaster flex3(TM))
                                    2002       -*     8.55     10.07           2              0         8.37%      1.55%    (5.40%)
  Touchstone Bond (IQ Annuity(TM))
                                    2002      38     10.02     10.73         410              -        11.91%      1.45%     6.35%
                                    2001      12      9.97     10.36         119              -        44.94%      1.45%     0.80%
  Touchstone Bond (AnnuiChoice(TM))
                                    2002      15     10.05     10.81         157              -        19.39%      1.00%     6.83%
  Touchstone Bond (GrandMaster flex3(TM))
                                    2002       2      9.98     10.44          23              -        34.85%      1.55%     4.20%
  Touchstone Emerging Growth (IQ Annuity(TM))
                                    2002      23      7.52     11.62         201          4,579         4.80%      1.45%   (23.42%)
                                    2001       -*     9.67     11.32           5            413         0.00%      1.45%    12.30%
  Touchstone Emerging Growth (AnnuiChoice(TM))
                                    2002       9      7.05     10.88          72          1,544         4.82%      1.00%   (23.14%)
  Touchstone Enhanced 30 (IQ Annuity(TM))
                                    2002       2      6.85     10.70          13              -         1.12%      1.45%   (23.80%)
                                    2001       1      9.94     10.36          15              -        20.24%      1.45%     2.50%
  Touchstone Enhanced 30 (AnnuiChoice(TM))
                                    2002       2      6.66     10.36          17              -         2.58%      1.00%   (23.49%)
  Touchstone Large Cap Growth (IQ Annuity(TM))
                                    2002      15      5.97     10.00          95              -         0.00%      1.45%   (36.40%)
  Touchstone Growth & Income (IQ Annuity(TM))
                                    2002       4      7.56     10.94          37          1,508         7.77%      1.45%   (16.14%)
                                    2001       1     10.00     10.31           8            251        84.04%      1.45%     2.20%
  Touchstone Growth & Income (AnnuiChoice(TM))
                                    2002       2      7.33     10.58          15            590         3.59%      1.00%   (15.79%)
  Touchstone Growth & Income (GrandMaster flex3(TM))
                                    2002       -*     7.47     10.13           1             31        16.35%      1.55%   (15.40%)
  Touchstone Growth/Value (IQ Annuity(TM))
                                    2002       3      5.45     10.13          20              -         0.00%      1.45%   (37.27%)
                                    2001       -*     9.70     10.31           1              -         0.00%      1.45%    (1.80%)
  Touchstone Growth/Value (AnnuiChoice(TM))
                                    2002       1      5.56     10.29           4              -         0.00%      1.00%   (37.01%)
                                    2001       -*     7.89     10.47           3              -         0.00%      1.00%    (0.30%)
  Touchstone High Yield (IQ Annuity(TM))
                                    2002      12      9.27     10.57         127              -        10.31%      1.45%     1.28%
                                    2001       4      9.51     10.19          44              -       146.66%      1.45%     1.50%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
  Touchstone High Yield (AnnuiChoice(TM))
                                    2002       3  $   9.12  $  10.38  $       29              -        15.84%      1.00%     1.81%
  Touchstone High Yield (GrandMaster flex3(TM))
                                    2002       9      8.93     10.00          90              -        76.93%      1.55%    (1.00%)
  Touchstone International Equity (IQ Annuity(TM))
                                    2002      12      5.64      8.32          73              -         0.49%      1.45%   (24.72%)
                                    2001       2      7.15     10.17          16              -         0.00%      1.45%   (18.30%)
  Touchstone Money Market (IQ Annuity(TM))
                                    2002      17     10.09     10.10         172              -         1.50%      1.45%     0.10%
                                    2001       6     10.00     10.09          64              -         2.64%      1.45%     0.90%
  Touchstone Money Market (AnnuiChoice(TM))
                                    2002      26     10.05     10.11         266              -         1.36%      1.00%     0.60%
                                    2001       -*    10.00     10.05           4              -         2.23%      1.00%     0.50%
  Touchstone Money Market (GrandMaster flex3(TM))
                                    2002       4      9.99     10.00          40              -         0.86%      1.55%    (0.10%)
  Touchstone Small Cap Value (IQ Annuity(TM))
                                    2002       6      6.95     11.14          46              -         0.00%      1.45%   (23.66%)
                                    2001       4      7.38     10.87          44              -         1.73%      1.45%     8.60%
  Touchstone Small Cap Value (AnnuiChoice(TM))
                                    2002       2      7.32     11.69          13              -         0.00%      1.00%   (23.33%)
                                    2001       -*     7.74     11.42           3              -         3.70%      1.00%    14.00%
  Touchstone Value Plus (IQ Annuity(TM))
                                    2002       3      6.33     10.27          24             10         1.84%      1.45%   (27.66%)
                                    2001       1      8.59     10.23           8              -         7.66%      1.45%     0.50%
  Touchstone Value Plus (AnnuiChoice(TM))
                                    2002       1      6.28     10.15           8              3         1.48%      1.00%   (27.36%)
  JPM Bond (GrandMaster flex3(TM))
                                    2002      14      9.96     10.50         148              -         0.00%      1.55%     4.90%
  JPM Bond (IQ3(TM))
                                    2002       4      9.94     10.57          46              -         0.00%      1.45%     5.60%
  JPM Bond (AnnuiChoice(TM))
                                    2002      48      9.94     10.60         511              -         0.00%      1.00%     5.90%
  JPM International Opportunities (GrandMaster flex3(TM))
                                    2002       5      7.37     10.00          40              -         0.00%      1.55%   (17.90%)
  JPM International Opportunities (IQ3(TM))
                                    2002      14      7.16     10.23         110              -         0.00%      1.45%   (20.20%)
  JPM International Opportunities (AnnuiChoice(TM))
                                    2002       -*     7.29     10.39           1              -         0.00%      1.00%   (18.70%)
  JPM Mid Cap Value (GrandMaster flex3(TM))
                                    2002       2      8.03     10.09          17              -         0.00%      1.55%    (6.20%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
  JPM Mid Cap Value (IQ3(TM))
                                    2002       1  $   7.87  $  10.20  $       11              -         0.00%      1.45%    (8.00%)
  JPM Mid Cap Value (AnnuiChoice(TM))
                                    2002       -*     7.87     10.19           1              -         0.00%      1.00%    (7.80%)
  Van Kampen Bandwidth & Telecommunications (AnnuiChoice(TM))
                                    2002       4      1.95     11.17           9              -        94.16%      1.00%   (75.94%)
  Van Kampen Bandwidth & Telecommunications (IQ Annuity(TM))
                                    2002       9      2.13     12.27          24              -       232.85%      1.45%   (76.10%)
                                    2001       -*     9.69     12.47           3              -         3.95%      1.45%    10.90%
  Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))
                                    2002       7      5.65      9.88          45              -         1.88%      1.00%   (34.43%)
                                    2001       -*     8.22     10.35           3              -         1.53%      1.00%    (0.10%)
  Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))
                                    2002      24      5.76     10.10         161              -         1.81%      1.45%   (34.74%)
                                    2001      16      8.42     11.25         166              -         1.09%      1.45%     2.20%
  Van Kampen Biotechnology & Pharmaceutical (GrandMaster flex3(TM))
                                    2002       -*     8.46     10.93           3              -         1.96%      1.55%    (2.10%)
  Van Kampen Emerging Markets Debt (GrandMaster flex3(TM))
                                    2002       -*     9.29     10.60           4              -        26.73%      1.55%     5.80%
  Van Kampen Emerging Markets Debt (IQ3(TM))
                                    2002       2      8.96     10.23          24              -        11.21%      1.45%     2.10%
  Van Kampen MS High Tech 35 Index (GrandMaster flex3(TM))
                                    2002       -*     6.76     10.38           2              -         2.26%      1.55%   (18.70%)
  Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))
                                    2002       3      5.53     12.41          23              -         0.51%      1.45%   (41.83%)
                                    2001       -*     9.42     12.51           1              -         1.02%      1.45%    14.50%
  Van Kampen MS U.S. Multinational (AnnuiChoice(TM))
                                    2002       2      5.19     10.34          13              -         2.48%      1.00%   (41.59%)
  Van Kampen MS U.S. Multinational (IQ Annuity(TM))
                                    2002       5      5.08     10.17          29              -         2.57%      1.45%   (41.90%)
                                    2001       -*     9.65     10.16           2              -         7.47%      1.45%    (1.20%)
  Van Kampen U.S. Real Estate (GrandMaster flex3(TM))
                                    2002       -*     8.16     10.18           3             54        12.69%      1.55%    (9.20%)
  Van Kampen U.S. Real Estate (IQ3(TM))
                                    2002       7      8.15     10.18          62          1,170         6.22%      1.45%    (9.20%)
  Van Kampen U.S. Real Estate (AnnuiChoice(TM))
                                    2002       8      8.21     10.23          72          1,233        11.22%      1.00%    (8.60%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
INITIAL CLASS:
  VIP Money Market (Grandmaster(TM))
                                    2002     951  $  15.01  $  15.06  $   14,319              -         1.71%      1.35%     0.33%
                                    2001   1,196     14.61     15.01      17,947              -         3.86%      1.35%     2.81%
  VIP High Income (Grandmaster(TM))
                                    2002     907     10.45     11.59      10,502              -        12.63%      1.35%     2.03%
                                    2001   1,094     10.95     14.25      12,413              -        18.55%      1.35%   (12.96%)
  VIP Equity-Income (Grandmaster(TM))
                                    2002     792     29.82     44.85      27,651        862,961         2.07%      1.35%   (18.06%)
                                    2001   1,084     36.34     47.12      46,183      2,201,483         1.66%      1.35%    (6.25%)
  VIP Growth (Grandmaster(TM))
                                    2002     512     36.41     60.52      20,702              -         0.27%      1.35%   (31.05%)
                                    2001     617     47.18     74.43      36,204      4,245,662         0.10%      1.35%   (18.77%)
  VIP Overseas (Grandmaster(TM))
                                    2002     315     15.03     22.22       5,211              -         0.87%      1.35%   (21.37%)
                                    2001     455     18.06     27.83       9,584      1,211,671         6.20%      1.35%   (22.23%)
  VIP II Investment Grade Bond (Grandmaster(TM))
                                    2002     385     21.70     23.75       9,130              -         3.61%      1.35%     8.85%
                                    2001     352     20.42     22.32       7,683              -         4.13%      1.35%     7.02%
  VIP II Asset Manager (Grandmaster(TM))
                                    2002     438     23.19     28.64      11,221              -         4.22%      1.35%    (9.95%)
                                    2001     530     25.32     30.61      15,069        300,853         4.60%      1.35%    (5.39%)
  VIP II Index 500 (Grandmaster(TM))
                                    2002   1,398     18.01     27.18      28,538              -         1.11%      1.35%   (23.30%)
                                    2001   1,497     22.39     31.91      39,833              -         1.44%      1.35%   (13.29%)
  VIP II Asset Manager: Growth (Grandmaster(TM))
                                    2002     211     13.37     18.35       3,211              -         3.40%      1.35%   (16.66%)
                                    2001     339     15.49     20.57       6,184        277,424         3.24%      1.35%    (8.66%)
  VIP II Contrafund (Grandmaster(TM))
                                    2002   1,337     20.25     25.50      29,233              -         0.80%      1.35%   (10.56%)
                                    2001   1,499     21.38     27.85      36,630      1,394,256         1.00%      1.35%   (13.43%)
  VIP III Growth Opportunities (Grandmaster(TM))
                                    2002     294      7.22     10.63       2,369              -         1.14%      1.35%   (22.92%)
                                    2001     375      8.77     12.56       3,924              -         0.45%      1.35%   (15.56%)
  VIP III Balanced (Grandmaster(TM))
                                    2002     370     10.39     12.63       4,152              -         3.12%      1.35%    (9.95%)
                                    2001     391     11.04     13.20       4,868              -         4.25%      1.35%    (2.88%)
  VIP III Growth & Income (Grandmaster(TM))
                                    2002     541     10.73     14.63       6,386              -         1.36%      1.35%   (17.76%)
                                    2001     595     12.39     16.01       8,540        529,181         1.66%      1.35%   (10.03%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
SERVICE CLASS:
  VIP III Mid Cap (Grandmaster(TM))
                                    2002     327  $  13.16  $  17.09  $    4,729              -         0.76%      1.35%   (11.08%)
                                    2001     274     14.28     16.44       4,450              -         0.00%      1.35%    (4.69%)
  MFS Emerging Growth (IQ Annuity(TM))
                                    2002     118      4.06      7.01         530              -         0.00%      1.45%   (34.83%)
                                    2001      94      5.40     10.00         649         24,745         0.00%      1.45%   (31.10%)
  MFS Emerging Growth (Grandmaster(TM))
                                    2002       1      5.80     10.00           8              -         0.00%      1.35%   (35.80%)
  MFS Investors Growth Stock (IQ Annuity(TM))
                                    2002      12      4.91      7.37          60              -         0.00%      1.45%   (28.71%)
                                    2001       8      5.96     10.03          59              9         0.94%      1.45%   (27.20%)
  MFS Investors Growth Stock (AnnuiChoice(TM))
                                    2002       6      6.82     10.23          40              -         0.00%      1.00%   (28.42%)
  MFS Investors Growth Stock (Grandmaster(TM))
                                    2002       2      6.66     10.00          13              -         0.00%      1.35%   (29.60%)
  MFS Investors Growth Stock (GrandMaster flex3(TM))
                                    2002       1      7.88     10.14           4              -         0.00%      1.55%   (16.70%)
  MFS Investors Trust (IQ Annuity(TM))
                                    2002      16      5.92      8.56         103              -         0.55%      1.45%   (22.33%)
                                    2001       1      7.29     10.00           9             11         0.31%      1.45%   (15.80%)
  MFS Investors Trust (AnnuiChoice(TM))
                                    2002       2      7.00     10.10          15              -         0.00%      1.00%   (21.95%)
  MFS Investors Trust (Grandmaster(TM))
                                    2002      16      6.94     10.04         124              -         0.09%      1.35%   #DIV/0!
  MFS Mid Cap Growth (IQ Annuity(TM))
                                    2002      25      3.67      7.55         106              -         0.00%      1.45%   (44.27%)
                                    2001      21      5.57     10.01         156              -         0.67%      1.45%   (25.00%)
  MFS Mid Cap Growth (AnnuiChoice(TM))
                                    2002      10      4.91     10.05          58              -         0.00%      1.00%   (44.04%)
                                    2001       4      7.41     10.12          40              -         0.00%      1.00%    (0.10%)
  MFS Mid Cap Growth (Grandmaster(TM))
                                    2002       8      3.95      8.12          36              -         0.00%      1.35%   (44.24%)
                                    2001      85      5.99     10.67         684              -         0.00%      1.35%   (19.30%)
  MFS Mid Cap Growth (GrandMaster flex3(TM))
                                    2002       1      6.95     10.09           4              -         0.00%      1.55%   (20.80%)
  MFS New Discovery (IQ Annuity(TM))
                                    2002      19      5.47      8.92         110              -         0.00%      1.45%   (32.84%)
                                    2001      14      6.62     10.03         118             62         2.78%      1.45%   (12.90%)
  MFS New Discovery (AnnuiChoice(TM))
                                    2002      15      6.62     10.76         109              -         0.00%      1.00%   (32.48%)
                                    2001       -*     7.97     10.55           1              -         0.00%      1.00%     5.00%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery (Grandmaster(TM))
                                    2002      42  $   6.10  $   9.95  $      275              -         0.00%      1.35%   (32.75%)
                                    2001      12      7.38     10.49         114              -         0.00%      1.35%    (2.90%)
  MFS Capital Opportunities (IQ Annuity(TM))
                                    2002      23      4.66      7.88         125              -         0.00%      1.45%   (30.83%)
                                    2001       9      6.23     10.04          68            378         1.84%      1.45%   (22.80%)
  MFS Capital Opportunities (AnnuiChoice(TM))
                                    2002       8      5.69      9.60          54              -         0.00%      1.00%   (30.53%)
                                    2001       3      7.58     10.02          32              -         0.00%      1.00%    (6.00%)
  MFS Capital Opportunities (Grandmaster(TM))
                                    2002       5      4.82      8.15          26              -         0.00%      1.35%   (30.79%)
                                    2001      10      6.44     10.00          84              -         0.00%      1.35%   (20.10%)
  MFS Total Return (IQ Annuity(TM))
                                    2002      91      8.52     10.20         842          3,908         2.07%      1.45%    (6.66%)
                                    2001      38      9.09     10.31         381            887         1.03%      1.45%    (0.90%)
  MFS Total Return (AnnuiChoice(TM))
                                    2002      39      8.65     10.33         364            828         1.59%      1.00%    (6.28%)
                                    2001       7      9.19     10.07          67              -         0.00%      1.00%     0.30%
  MFS Total Return (Grandmaster(TM))
                                    2002     181      8.45     10.10       1,663         12,964         2.18%      1.35%    (6.62%)
                                    2001     120      9.00     10.21       1,177              -         0.00%      1.35%    (1.80%)
  MFS Total Return (GrandMaster flex3(TM))
                                    2002       1      8.73     10.11           9              -         0.00%      1.55%    (5.30%)
  MFS Research (AnnuiChoice(TM))
                                    2002       5      6.74     10.11          40              -         0.06%      1.00%   (25.48%)
  MFS Research (Grandmaster(TM))
                                    2002       2      6.68     10.05          14              -         0.00%      1.35%   (26.30%)
SERVICE CLASS 2:
  VIP Money Market (IQ Annuity(TM))
                                    2002     462     10.19     10.19       4,703              -         1.48%      1.45%     0.00%
                                    2001     754     10.00     10.19       7,687              -         2.93%      1.45%     1.90%
  VIP Money Market (AnnuiChoice(TM))
                                    2002     386     10.07     10.12       3,909              -         1.37%      1.00%     0.50%
                                    2001      97     10.00     10.07         982              -         2.39%      1.00%     0.70%
  VIP High Income (IQ Annuity(TM))
                                    2002      30      7.38      8.18         246              -         8.28%      1.45%     1.87%
                                    2001      20      7.76     10.00         159              -         0.00%      1.45%   (19.70%)
  VIP High Income (AnnuiChoice(TM))
                                    2002       7      8.84      9.81          65              -         8.36%      1.00%     2.29%
                                    2001       4      9.25     10.31          35              -         0.00%      1.00%    (4.10%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Equity-Income (IQ Annuity(TM))
                                    2002     130  $   6.54  $   9.86  $      995         17,635         1.41%      1.45%   (18.36%)
                                    2001      89      8.00     10.39         835          4,783         0.32%      1.45%    (6.30%)
  VIP Equity-Income (AnnuiChoice(TM))
                                    2002      36      6.94     10.44         290          2,227         0.84%      1.00%   (17.96%)
                                    2001       8      8.45     10.00          79              -         0.00%      1.00%    (0.90%)
  VIP Equity-Income (GrandMaster flex3(TM))
                                    2002       -*     7.37     10.21           1              -         0.00%      1.55%   (13.90%)
  VIP Growth (IQ Annuity(TM))
                                    2002     112      4.88      8.14         609              -         0.14%      1.45%   (31.31%)
                                    2001      78      6.35     10.04         615          6,964         0.02%      1.45%   (21.10%)
  VIP Growth (AnnuiChoice(TM))
                                    2002      30      6.22     10.32         206              -         0.07%      1.00%   (30.97%)
                                    2001       5      8.04     10.36          51              -         0.00%      1.00%     0.10%
  VIP Overseas (IQ Annuity(TM))
                                    2002      11      5.46      8.09          64              -         0.24%      1.45%   (21.61%)
                                    2001       8      6.59     10.06          58          3,840         5.30%      1.45%   (23.20%)
  VIP Overseas (AnnuiChoice(TM))
                                    2002       9      6.82     10.07          69              -         0.47%      1.00%   (21.26%)
                                    2001       3      8.18     10.00          28              -         0.00%      1.00%    (4.50%)
  VIP Investment Grade Bond (IQ Annuity(TM))
                                    2002     150     10.35     11.31       1,695              -         1.24%      1.45%     8.55%
                                    2001      25      9.90     10.67         257              -         0.00%      1.45%     4.10%
  VIP Investment Grade Bond (AnnuiChoice(TM))
                                    2002      36     10.21     11.18         404              -         1.31%      1.00%     8.98%
                                    2001       6      9.99     10.50          59              -         0.00%      1.00%     2.50%
  VIP Asset Manager (IQ Annuity(TM))
                                    2002      26      8.00      9.90         228              -         1.94%      1.45%   (10.37%)
                                    2001       6      8.76     10.36          56              -         0.00%      1.45%    (1.60%)
  VIP Asset Manager (AnnuiChoice(TM))
                                    2002      11      8.29     10.24         104              -         0.75%      1.00%    (9.94%)
                                    2001       1      9.04     10.21          15              -         0.00%      1.00%     1.60%
  VIP Index 500 (IQ Annuity(TM))
                                    2002      87      5.86      8.86         577              -         0.83%      1.45%   (23.62%)
                                    2001      43      7.31     10.08         374              -         0.00%      1.45%   (13.20%)
  VIP Index 500 (AnnuiChoice(TM))
                                    2002      39      6.42      9.68         285              -         0.57%      1.00%   (23.21%)
                                    2001      12      7.97     10.08         118              -         0.00%      1.00%    (5.20%)
  VIP Asset Manager: Growth (IQ Annuity(TM))
                                    2002      20      6.73      9.26         151              -         1.74%      1.45%   (17.05%)
                                    2001       9      7.82     10.03          85              -         0.00%      1.45%    (7.90%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
SERVICE CLASS 2 (CONTINUED)
  VIP Asset Manager: Growth (AnnuiChoice(TM))
                                    2002       8  $   7.52  $  10.32  $       69              -         0.73%      1.00%   (16.59%)
                                    2001       1      8.69     10.32          15              -         0.00%      1.00%     2.50%
  VIP Balanced (IQ Annuity(TM))
                                    2002      67      7.92      9.65         570              -         1.89%      1.45%   (10.19%)
                                    2001      31      8.45     10.13         295              -         0.47%      1.45%    (4.80%)
  VIP Balanced (AnnuiChoice(TM))
                                    2002      15      8.46     10.29         134              -         0.31%      1.00%    (9.76%)
                                    2001       -*     8.99     10.23           5              -         0.00%      1.00%     1.40%
  VIP Contrafund (IQ Annuity(TM))
                                    2002     124      7.43      9.36         990              -         0.46%      1.45%   (10.91%)
                                    2001      46      7.86     10.05         417            792         0.16%      1.45%   (10.20%)
  VIP Contrafund (AnnuiChoice(TM))
                                    2002      28      8.27     10.41         246              -         0.06%      1.00%   (10.53%)
                                    2001       -*     8.71     10.02           2              -         0.00%      1.00%    (0.30%)
  VIP Contrafund (GrandMaster flex3(TM))
                                    2002       1      8.24     10.07           8              -         0.00%      1.55%   (11.20%)
  VIP Growth Opportunities (IQ Annuity(TM))
                                    2002       1      6.34      9.37           6              -         0.86%      1.45%   (23.19%)
                                    2001       1      7.73     10.54           5              -         0.00%      1.45%    (7.70%)
  VIP Growth Opportunities (AnnuiChoice(TM))
                                    2002       5      6.92     10.19          40              -         0.00%      1.00%   (22.81%)
  VIP Growth & Income (IQ Annuity(TM))
                                    2002      66      6.79      9.28         495              -         1.05%      1.45%   (18.00%)
                                    2001      46      7.87     10.01         415              -         0.00%      1.45%    (8.90%)
  VIP Growth & Income (AnnuiChoice(TM))
                                    2002       7      7.63     10.40          59              -         0.15%      1.00%   (17.71%)
                                    2001       -*     8.81     10.36           4              -         0.00%      1.00%     2.20%
  VIP Growth & Income (GrandMaster flex3(TM))
                                    2002       -*     8.39     10.11           1              -         0.00%      1.55%    (7.70%)
  VIP Mid Cap (IQ Annuity(TM))
                                    2002     102      8.13     10.57         911              -         0.55%      1.45%   (11.34%)
                                    2001      48      8.84     10.12         484              -         0.00%      1.45%     0.50%
  VIP Mid Cap (AnnuiChoice(TM))
                                    2002      24      8.42     10.92         224              -         0.12%      1.00%   (10.90%)
                                    2001       1      9.11     10.42          10              -         0.00%      1.00%     3.70%
  VIP Mid Cap (GrandMaster flex3(TM))
                                    2002       1      8.14     10.10           5              -         0.00%      1.55%   (10.80%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Aggressive Growth (IQ Annuity(TM))
                                    2002       6  $   6.93  $  10.44  $       46              -         0.00%      1.45%   (27.66%)
                                    2001       2      9.85     10.34          17              -         0.00%      1.45%     2.30%
  VIP Dynamic Capital Appreciation (IQ Annuity(TM))
                                    2002      25      8.68     13.23         288              -         0.20%      1.45%    (8.93%)
                                    2001       -*     9.84     12.91           4              -         0.00%      1.45%    24.30%
  VIP Dynamic Capital Appreciation (AnnuiChoice(TM))
                                    2002       3      7.04     10.71          26              -         0.18%      1.00%    (8.46%)
                                    2001       1      7.94     10.44          15              -         0.00%      1.00%     0.50%
SERVICE SHARES:
  Janus Aspen Growth (IQ Annuity(TM))
                                    2002      18      4.49      6.97          86              -         0.00%      1.45%   (27.86%)
                                    2001      17      5.62     10.01         119            160         0.00%      1.45%   (31.80%)
  Janus Aspen Growth (AnnuiChoice(TM))
                                    2002       4      6.05      9.34          26              -         0.00%      1.00%   (27.46%)
                                    2001       3      7.53     10.01          31              -         0.00%      1.00%    (8.60%)
  Janus Aspen Growth (Grandmaster(TM))
                                    2002       -*     5.15      7.98           1              -         0.00%      1.35%   (27.78%)
                                    2001       6      6.44     10.41          44             88         0.00%      1.35%   (21.90%)
  Janus Aspen Aggressive Growth (IQ Annuity(TM))
                                    2002      10      4.56      7.05          50              -         0.00%      1.45%   (29.16%)
                                    2001       8      5.90     10.35          56              -         0.00%      1.45%   (29.70%)
  Janus Aspen Aggressive Growth (AnnuiChoice(TM))
                                    2002       1      6.10      9.38           4              -         0.00%      1.00%   (28.77%)
                                    2001       -*     7.85     10.00           1              -         0.00%      1.00%    (6.50%)
  Janus Aspen Aggressive Growth (Grandmaster(TM))
                                    2002       6      4.89      7.56          33              -         0.00%      1.35%   (29.08%)
                                    2001       9      6.32     10.44          68              -         0.00%      1.35%   (24.70%)
  Janus Aspen Capital Appreciation (IQ Annuity(TM))
                                    2002      30      6.29      8.11         199              -         0.35%      1.45%   (17.13%)
                                    2001      20      6.87     10.19         156              -         1.18%      1.45%   (20.00%)
  Janus Aspen Capital Appreciation (AnnuiChoice(TM))
                                    2002       1      7.90     10.15          10              -         0.40%      1.00%   (16.68%)
                                    2001       2      8.59     10.20          17              -         0.73%      1.00%     0.10%
  Janus Aspen Capital Appreciation (Grandmaster(TM))
                                    2002      27      6.56      8.45         184              -         0.31%      1.35%   (17.05%)
                                    2001      21      7.15     10.61         177              -         1.18%      1.35%   (16.70%)
  Janus Aspen Core Equity (IQ Annuity(TM))
                                    2002      11      6.35      8.92          79              -         0.09%      1.45%   (19.58%)
                                    2001       5      7.26     10.07          45            719         0.56%      1.45%   (14.20%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Core Equity (AnnuiChoice(TM))
                                    2002       3  $   7.41  $  10.40  $       22              -         0.09%      1.00%   (19.22%)
                                    2001       1      8.44     10.11          14              -         1.18%      1.00%    (0.10%)
  Janus Aspen Core Equity (Grandmaster(TM))
                                    2002       6      6.48      9.11          45              -         0.07%      1.35%   (19.52%)
                                    2001       8      7.41     10.00          67          1,903         0.73%      1.35%   (12.40%)
  Janus Aspen International Growth (IQ Annuity(TM))
                                    2002      12      5.11      7.70          65              -         0.08%      1.45%   (26.88%)
                                    2001     222      6.29     10.00       1,685              -         0.81%      1.45%   (24.10%)
  Janus Aspen International Growth (AnnuiChoice(TM))
                                    2002       9      6.76     10.15          67              -         0.83%      1.00%   (26.57%)
                                    2001       2      8.28     10.02          16              -         1.02%      1.00%     0.10%
  Janus Aspen International Growth (Grandmaster(TM))
                                    2002       7      5.50      8.28          40              -         0.54%      1.35%   (26.72%)
                                    2001      79      6.76     10.05         647              -         1.25%      1.35%   (18.40%)
  Janus Aspen International Growth (GrandMaster flex3(TM))
                                    2002       -*     7.48     10.00           2              -         1.28%      1.55%   (18.70%)
  Janus Aspen Strategic Value (IQ Annuity(TM))
                                    2002      24      6.27      9.59         161              -         0.00%      1.45%   (24.48%)
                                    2001      15      7.86     10.30         140              -         0.14%      1.45%    (9.30%)
  Janus Aspen Strategic Value (AnnuiChoice(TM))
                                    2002      13      6.59     10.04          92              -         0.00%      1.00%   (24.24%)
                                    2001       3      8.21     10.10          33              -         0.00%      1.00%    (5.10%)
  Janus Aspen Strategic Value (Grandmaster(TM))
                                    2002      21      6.30      9.62         146              -         0.00%      1.35%   (24.51%)
                                    2001      21      7.88     10.32         195              -         0.23%      1.35%    (9.00%)
  Janus Aspen Strategic Value (GrandMaster flex3(TM))
                                    2002       -*     7.40     10.11           4              -         0.00%      1.55%   (19.20%)
  Janus Aspen Balanced (AnnuiChoice(TM))
                                    2002      14      8.82     10.16         131              -         3.35%      1.00%    (7.60%)
                                    2001       1      9.19     10.08          10              -         5.39%      1.00%     0.00%
  Janus Aspen Balanced (Grandmaster(TM))
                                    2002      36      8.42      9.71         314              -         2.33%      1.35%    (7.94%)
                                    2001       5      8.80     10.15          48              -         3.75%      1.35%    (4.30%)
  Janus Aspen Balanced (GrandMaster flex3(TM))
                                    2002       2      9.02     10.10          15              -         8.07%      1.55%    (5.70%)
  Janus Aspen Balanced (IQ3(TM))
                                    2002       1      8.93     10.17          11              -         1.77%      1.45%    (6.60%)
  Janus Aspen Worldwide Growth (AnnuiChoice(TM))
                                    2002       6      6.48      9.61          45              -         0.61%      1.00%   (26.47%)
                                    2001       5      7.88     10.02          45              -         0.21%      1.00%    (4.80%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Worldwide Growth (IQ Annuity(TM))
                                    2002      35  $   5.79  $   8.61  $      216              -         0.28%      1.45%   (26.85%)
                                    2001      72      7.07     10.17         614              -         0.35%      1.45%   (14.70%)
  Janus Aspen Worldwide Growth (Grandmaster(TM))
                                    2002       9      5.64      8.39          57              -         0.52%      1.35%   (26.71%)
                                    2001      13      6.89     10.28         105              -         0.39%      1.35%   (16.90%)
CLASS 1B SHARES:
  Putnam VT Growth & Income (AnnuiChoice(TM))
                                    2002      13      6.70     10.23         103            618         1.79%      1.00%   (19.86%)
                                    2001       2      8.61     10.00          20              -         0.00%      1.00%    (1.80%)
  Putnam VT Growth & Income (IQ Annuity(TM))
                                    2002      63      6.16      9.43         453          2,593         1.49%      1.45%   (20.20%)
                                    2001      36      7.95     10.08         327              -         0.00%      1.45%    (9.40%)
  Putnam VT Growth & Income (Grandmaster(TM))
                                    2002       9      6.53      9.99          70          1,494         4.95%      1.35%   (20.13%)
                                    2001       3      8.42     10.20          26              -         0.00%      1.35%    (4.10%)
  Putnam VT Growth & Income (GrandMaster flex3(TM))
                                    2002       1      7.35     10.20           5              -         0.00%      1.55%   (13.80%)
  Putnam VT International Growth (AnnuiChoice(TM))
                                    2002      15      7.04      9.81         116              -         0.10%      1.00%   (18.50%)
  Putnam VT International Growth (IQ Annuity(TM))
                                    2002      26      6.51      9.09         191              -         0.14%      1.45%   (18.81%)
                                    2001     125      7.51     10.09       1,114              -         0.00%      1.45%   (11.20%)
  Putnam VT International Growth (Grandmaster(TM))
                                    2002      27      6.50      9.06         191              -         0.35%      1.35%   (18.76%)
                                    2001       5      7.49     10.34          47              -         0.00%      1.35%   (11.50%)
  Putnam VT International Growth (GrandMaster flex3(TM))
                                    2002       -*     7.65     10.01           4              -         0.00%      1.55%   (15.40%)
  Putnam VT Small Cap Value (AnnuiChoice(TM))
                                    2002      27      7.23     11.41         219          1,563         0.15%      1.00%   (19.05%)
                                    2001       8      8.03     10.22          80              -         0.00%      1.00%     1.30%
  Putnam VT Small Cap Value (IQ Annuity(TM))
                                    2002      38      7.40     11.70         315          1,430         0.09%      1.45%   (19.42%)
                                    2001      10      8.25     10.49         102              -         0.00%      1.45%     4.00%
  Putnam VT Small Cap Value (Grandmaster(TM))
                                    2002     176      7.42     11.72       1,476         54,675         0.30%      1.35%   (19.39%)
                                    2001     487      8.26     10.51       5,074              -         0.00%      1.35%     4.20%
  Putnam VT Small Cap Value (GrandMaster flex3(TM))
                                    2002       -*     7.03     10.15           2              -         0.00%      1.55%   (20.40%)
  Putnam VT Technology (AnnuiChoice(TM))
                                    2002       -      5.05     10.93           -              -         0.00%      1.00%  (100.00%)
                                    2001       -*     7.30     11.20           1              -         0.00%      1.00%    (0.10%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                   UNIT FAIR VALUE                CAPITAL GAIN   INVESTMENT
                                          UNITS   ------------------  NET ASSETS     DIVIDEND      INCOME       EXPENSE    TOTAL
DIVISION                                  (000S)   LOWEST   HIGHEST     (000S)     DISTRIBUTION   RATIO (1)      RATIO   RETURN (2)
--------------------------------------------------------------------------------  -------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Technology (IQ Annuity(TM))
                                    2002       -  $   4.59  $   9.96  $        -              -         0.00%      1.45%  (100.00%)
                                    2001      11      6.66     10.21          98              -         0.00%      1.45%    (8.90%)
  Putnam VT Technology (Grandmaster(TM))
                                    2002       -      3.66      7.95           -              -         0.00%      1.35%  (100.00%)
                                    2001      24      5.31     10.00         174              -         0.00%      1.35%   (27.40%)
  Putnam VT Voyager II (AnnuiChoice(TM))
                                    2002       4      5.65      9.24          28              -         0.00%      1.00%   (30.20%)
                                    2001       1      6.97     10.22           9              -         0.00%      1.00%    (9.60%)
  Putnam VT Voyager II (IQ Annuity(TM))
                                    2002      10      6.82     11.19          78              -         0.00%      1.45%   (30.53%)
                                    2001       1      8.45     11.37          13              -         0.00%      1.45%     9.40%
  Putnam VT Voyager II (Grandmaster(TM))
                                    2002      50      4.94      8.11         276              -         0.00%      1.35%   (30.52%)
                                    2001      10      6.12     10.59          81              -         0.00%      1.35%   (20.70%)
CLASS B SHARES:
  Scudder EAFE Equity Index (IQ3(TM))
                                    2002       -      7.18     10.21           -              -         0.02%      1.45%   (22.20%)
  Scudder Equity 500 Index (GrandMaster flex3(TM))
                                    2002       5      7.61     10.17          42              -         4.94%      1.55%   (13.80%)
  Scudder Equity 500 Index (IQ3(TM))
                                    2002       4      7.38     10.51          35              -         1.78%      1.45%   (16.50%)
  Scudder Small Cap Index (IQ3(TM))
                                    2002       1      6.49     10.20          10              6         0.19%      1.45%   (23.90%)
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))
                                    2002       2      7.30     10.36          12              -         4.31%      1.00%   (20.80%)
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))
                                    2002      26      7.41     10.54         217              -         3.52%      1.00%   (16.00%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

5. SUBSEQUENT EVENTS (UNAUDITED)

On January 27, 2003, the Board of Directors of The Legends Fund, Inc. approved a proposal to reorganize each Portfolio with a corresponding series of Touchstone Variable Series Trust (each, a "Touchstone Fund"). Shareholders of record of each Portfolio as of January 31, 2003 will be asked to vote on the proposal at a special meeting of shareholders to be held on April 18, 2003. The reorganizations are part of a restructuring by Integrity, National Integrity and their affiliates designed to achieve greater operating efficiencies and potential economies of scale. Each Portfolio, the respective Touchstone Fund with which it will reorganize and the Touchstone Fund as it will be named after each reorganization (the "Combined Fund") is listed below:

PORTFOLIO:                        TOUCHSTONE FUND                    COMBINED FUND
--------------------------------------------------------------------------------------------------
Harris Bretall Sullivan &         Touchstone Large Cap Growth        Touchstone Large Cap Growth
  Smith Equity Growth
Third Avenue Value                Touchstone Small Cap Value         Touchstone Third Avenue Value
Gabelli Large Cap Value           Touchstone Value Plus              Touchstone Value Plus
Baron Small Cap                   A newly created fund               Touchstone Baron Small Cap

Each Combined Fund will have a similar or identical investment objective and similar or identical investment strategies and risks to those of the corresponding Portfolio. Touchstone Small Cap Value Fund will become a non-diversified fund, subject to the approval of its shareholders, to resemble the Third Avenue Value Portfolio.

Touchstone Advisers will continue to serve as investment manager to the Combined Funds after the reorganizations. The sub-adviser of each Combined Funds will be the same as the current sub-adviser of the corresponding Portfolio, except that the sub-adviser of Gabelli Large Cap Portfolio after the reorganization will be Fort Washington Investment Advisors, Inc., an affiliate of Touchstone Advisors.

FINANCIAL STATEMENTS
(STATUTORY BASIS)

National Integrity Life Insurance Company

Years Ended December 31, 2002 and 2001
with Report of Independent Auditors

                    National Integrity Life Insurance Company

                              Financial Statements
                                (Statutory Basis)

                     Years Ended December 31, 2002 and 2001



                                    CONTENTS

Report of Independent Auditors                                                1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                              2
Statements of Operations (Statutory Basis)                                    4
Statements of Changes in Capital and Surplus (Statutory Basis)                5
Statements of Cash Flows (Statutory Basis)                                    6
Notes to Financial Statements (Statutory Basis)                               8

                         Report of Independent Auditors

Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of National Integrity Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note C to the financial statements, in 2001 National Integrity Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the New York Insurance Department. Also, as discussed in Note C to the financial statements, in 2002 National Integrity Life Insurance Company changed various accounting policies to be in accordance with SSAP 10, INCOME TAXES, as a result in a change in New York regulations.

Cincinnati, Ohio                                           /s/ Ernst & Young LLP
April 4, 2003

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)


                                                            DECEMBER 31,
                                                       2002              2001
                                                   -----------------------------
                                                       (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
    Bonds                                          $   395,440       $   366,495
    Preferred stocks                                     7,630             9,740
    Mortgage loans                                       1,243             1,342
    Policy loans                                        34,691            32,636
    Cash and short-term investments                     47,618            69,340
    Receivable for securities                            1,944             4,551
    Other invested assets                                3,744             3,755
                                                   -----------------------------
Total cash and invested assets                         492,310           487,859

Separate account assets                              1,535,215         1,061,620
Accrued investment income                                6,013             6,909
Deferred tax assets                                      6,464             2,170
Other admitted assets                                    1,250               107

                                                   -----------------------------
Total admitted assets                              $ 2,041,252       $ 1,558,665
                                                   =============================

                                                                 DECEMBER 31,
                                                           2002               2001
                                                      ------------------------------
                                                           (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                       $   425,941        $   454,521
      Unpaid claims                                           132                 50
      Deposits on policies to be issued                     3,767                659
                                                      ------------------------------
    Total policy and contract liabilities                 429,840            455,230

    Separate account liabilities                        1,502,314          1,036,620
    Accounts payable and accrued expenses                     650                628
    Transfers from separate accounts due, net              (9,908)            (9,689)
    Reinsurance balances payable                               34                367
    Payable for securities                                      -              7,796
    Asset valuation reserve                                17,564              5,102
    Payable to affiliates                                   4,379              2,418
    Borrowed money                                         25,218                  -
    Other liabilities                                          54              1,285
                                                      ------------------------------
Total liabilities                                       1,970,145          1,499,757

Capital and surplus:
    Common stock, $10 par value, 200,000 shares
      authorized, issued and outstanding                    2,000              2,000
    Paid-in surplus                                       156,371            101,069
    Unassigned deficit                                    (87,264)           (44,161)
                                                      ------------------------------
Total capital and surplus                                  71,107             58,908
                                                      ------------------------------
Total liabilities and capital and surplus             $ 2,041,252        $ 1,558,665
                                                      ==============================


SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)


                                                                    YEAR ENDED DECEMBER 31,
                                                                    2002               2001
                                                                 ----------------------------
                                                                    (IN THOUSANDS)
Premiums and other revenues:
    Premiums and annuity considerations                          $ 525,230          $ 343,129
    Net investment income                                           29,914             30,457
    Amortization of the interest maintenance reserve                  (495)                97
    Fees from management of separate account mutual funds            5,950              6,679
    Surrender charges                                                1,723              1,607
    Other revenues                                                     991                890
                                                                 ----------------------------
Total premiums and other revenues                                  563,313            382,859

Benefits paid or provided:
    Death benefits                                                   1,430              1,210
    Annuity benefits                                                24,428             24,346
    Surrender benefits                                             134,023            131,642
    Payments on supplementary contracts                                517                520
    Increase (decrease) in insurance and annuity reserves          (29,401)            54,008
    Other benefits                                                     175                132
                                                                 ----------------------------
Total benefits paid or provided                                    131,172            211,858

Insurance expenses and other deductions:
    Commissions                                                     32,269             20,292
    General expenses                                                10,237              8,866
    Taxes, licenses and fees                                           529                320
    Net transfers to separate accounts                             409,336            137,223
    Other expenses (income)                                         (1,836)                49
                                                                 ----------------------------
Total insurance expenses and other deductions                      450,535            166,750
                                                                 ----------------------------
Gain (loss) from operations before federal income taxes
    and net realized capital gains                                 (18,394)             4,251

Federal income tax benefit                                               -             (2,899)
                                                                 ----------------------------
Gain (loss) from operations before net realized
    capital gains                                                  (18,394)             7,150
Net realized capital gains (losses)                                 (4,951)               160
                                                                 ----------------------------
Net income (loss)                                                $ (23,345)           $ 7,310
                                                                 ============================


SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2002 and 2001


                                                                                                TOTAL
                                        COMMON           PAID-IN          UNASSIGNED        CAPITAL AND
                                        STOCK            SURPLUS            DEFICIT            SURPLUS
                                       ---------------------------------------------------------------
                                                                (IN THOUSANDS)
Balance, January 1, 2001               $ 2,000          $ 101,069         $ (30,647)          $ 72,422
Net income                                                                    7,310              7,310
Cumulative effect of changes in
    accounting principles                                                   (33,066)           (33,066)
Change in net unrealized capital
    gains (losses)                                                               (9)                (9)
Change in nonadmitted assets
    and related items                                                           132                132
Increase in asset
    valuation reserve                                                          (120)              (120)
Change in surplus in
    separate accounts                                                        12,239             12,239
                                       ---------------------------------------------------------------
Balance, December 31, 2001               2,000            101,069           (44,161)            58,908

Net loss                                                                    (23,345)           (23,345)
Cumulative effect of change in
    accounting principle                                                     14,180             14,180
Change in deferred income tax                                                 7,234              7,234
Change in net unrealized capital
    gains (losses)                                                                7                  7
Change in nonadmitted assets
    and related items                                                       (11,821)           (11,821)
Increase in asset
    valuation reserve                                                       (12,462)           (12,462)
Change in surplus in
    separate accounts                                                       (16,896)           (16,896)
Capital contribution                                       55,302                               55,302
                                       ---------------------------------------------------------------
Balance, December 31, 2002             $ 2,000          $ 156,371         $ (87,264)          $ 71,107
                                       ===============================================================


SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)


                                                                  YEAR ENDED DECEMBER 31,
                                                                  2002               2001
                                                               ----------------------------
                                                                      (IN THOUSANDS)
OPERATIONS:
    Premiums, policy proceeds, and other
      considerations received                                  $ 525,230          $ 343,129
    Net investment income received                                32,272             29,983
    Benefits paid                                               (160,349)          (157,755)
    Insurance expenses paid                                      (43,013)           (29,298)
    Other income received, net of other expenses paid             10,374              9,012
    Net transfers to separate accounts                          (409,555)          (137,456)
    Federal income taxes recovered                                     -              5,739
                                                               ----------------------------
Net cash provided by (used in) operations                        (45,041)            63,354

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
      Bonds                                                      361,540            178,278
      Stocks                                                       2,103                  -
      Mortgage loans                                                  99                259
      Miscellaneous proceeds                                       2,607             (4,156)
                                                               ----------------------------
Net proceeds from sales, maturities, or repayments
    of investments                                               366,349            174,381

Cost of investments acquired:
    Bonds                                                        393,169            205,818
    Miscellaneous applications                                     7,796             (7,796)
                                                               ----------------------------
Total cost of investments acquired                               400,965            198,022
Net increase in policy loans                                       2,055              1,367
                                                               ----------------------------
Net cash used in investment activities                           (36,671)           (25,008)

                                                                     YEAR ENDED DECEMBER 31,
                                                                     2002               2001
                                                                   ---------------------------
                                                                         (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
    Capital and surplus paid-in                                      55,302                  -
    Borrowed money                                                   25,218                  -
    Deposits on deposit-type contract funds and other
      liabilities without life or disability contingencies            2,781              2,339
    Other sources                                                     5,107             48,804
                                                                   ---------------------------
Total other cash provided                                            88,408             51,143
                                                                   ---------------------------
Other cash applied:
    Withdrawals on deposit-type contract funds and other
      liabilities without life or disability contingencies            2,131              1,790
    Other applications, net                                          26,287             34,986
                                                                   ---------------------------
Total other cash applied                                             28,418             36,776
                                                                   ---------------------------
Net cash provided by financing and
    miscellaneous activities                                         59,990             14,367
                                                                   ---------------------------
Net increase (decrease) in cash and short-term investments          (21,722)            52,713

Cash and short-term investments at beginning of year                 69,340             16,627
                                                                   ---------------------------
Cash and short-term investments at end of year                     $ 47,618           $ 69,340
                                                                   ===========================


SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2002


A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Company is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.

The Company and Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for financial strength from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001, under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001, for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account, and other assets not specifically designated as an admitted asset within the NAIC Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

UNIVERSAL LIFE AND ANNUITY POLICIES

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Effective January 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2002, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:


                                                                            YEAR ENDED DECEMBER 31,
                                                                             2002            2001
                                                                          ---------------------------
                                                                                 (IN THOUSANDS)
Net income (loss) as reported in the accompanying statutory basis
   financial statements                                                   $  (23,345)      $    7,310
Deferred policy acquisition costs, net of amortization                        28,060           18,275
Adjustments to customer deposits                                              (9,399)         (16,182)
Adjustments to invested asset carrying values at acquisition date              5,247            7,370
Amortization of interest maintenance reserve                                     495              (97)
Amortization of goodwill                                                           -           (1,023)
Adjustments for realized investment gains                                      5,690            1,452
Adjustments for federal income tax expense                                         -            2,899
Other                                                                              -           (8,021)
                                                                          ---------------------------
Net income, GAAP basis                                                    $    6,748       $   11,983
                                                                          ===========================
                                                                            YEAR ENDED DECEMBER 31,
                                                                             2002             2001
                                                                          ---------------------------
                                                                                 (IN THOUSANDS)
Capital and surplus as reported in the accompanying
  statutory basis financial statements                                    $   71,107       $   58,908
Adjustments to customer deposits                                             (62,176)         (50,869)
Adjustments to invested asset carrying values at acquisition date               (630)         (23,376)
Federal income taxes                                                         (13,275)               -
Asset valuation reserve and interest maintenance reserve                      17,564            5,102
Goodwill                                                                      34,253           34,253
Deferred policy acquisition costs                                             57,590           28,830
Net unrealized gains (losses) on available-for-sale securities                (4,033)           7,967
Other                                                                         11,665             (106)
                                                                          ---------------------------
Shareholder's equity, GAAP basis                                          $  112,065       $   60,709
                                                                          ===========================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Preferred stocks are reported at cost. There are no restrictions on preferred stocks.

     Short-term investments include investments with remaining maturities of less than one year at the date of acquisition and are principally stated at amortized cost.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

     Mortgage loans and policy loans are reported at unpaid principal balances.

     Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for model premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUNDS ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements in 2002. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's available for sale portfolio is approximately $25.2 million of mortgage-backed securities, which are subject to the agreements at December 31, 2002.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of income in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

B. PERMITTED AND PRESCRIBED STATUTORY ACCOUNTING PRACTICES

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department.

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES MANUAL ("NAIC SAP") has been adopted as a component of prescribed and permitted practices by the state of New York. The state has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, prior to January 1, 2002, deferred tax assets and liabilities were not recognized in the financial statements of New York domiciled companies. The Insurance Superintendent has the right to permit other specific practices that deviate from prescribed practices.

A reconciliation of the Company's capital and surplus between NAIC SAP and practices prescribed by the State of New York Insurance Department is as follows:

                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                                          2002           2001
                                                                        -----------------------
                                                                             (IN MILLIONS)
Statutory capital and surplus per statutory financial
  statements                                                            $   71.1        $  58.9

Effect of State of New York's prescribed practice of not
  recognizing deferred tax assets and liabilities                              -            2.7
                                                                        -----------------------
Statutory capital and surplus in accordance with the NAIC
  statutory accounting practices                                        $   71.1        $  61.6
                                                                        =======================


C. ACCOUNTING CHANGES

Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with NAIC SAP subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent.

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle that decreased unassigned surplus $33.1 million as of January 1, 2001. Included in this total adjustment is a reduction in capital and surplus of approximately $32.9 million in write-downs of impaired invested assets and $0.2 million of guaranty fund assessment accruals. Despite the negative effect on statutory surplus, management expects the Company to remain in compliance with all regulatory and contractual obligations.

Effective January 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP 10, INCOME TAXES. The effect of this accounting change resulted in an increase to capital and surplus of $14.2 million, and was accounted for as a cumulative effect of a change in accounting principle. This amount is comprised of deferred tax assets of $14.5 million and deferred tax liabilities of $0.3 million

D. INVESTMENTS

The cost or amortized cost and the fair value of investments in bonds and preferred stocks are summarized as follows:

                                           COST OR        GROSS          GROSS
                                          AMORTIZED     UNREALIZED     UNREALIZED
                                             COST         GAINS          LOSSES         FAIR VALUE
                                         ---------------------------------------------------------
                                                                (IN THOUSANDS)
At December 31, 2002:
  Mortgage-backed securities             $  138,379     $       -       $      -        $  138,379
  Corporate securities                      216,483        10,379          6,806           220,056
  Asset-backed securities                    28,437             -              -            28,437
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                  3,309           282              -             3,591
  Foreign governments                         3,904             -            333             3,571
  States and political subdivisions           4,930            26              -             4,956
                                         ---------------------------------------------------------
Total bonds                                 395,442        10,687          7,139           398,990
Preferred stocks                              7,630           258              -             7,888
                                         ---------------------------------------------------------
Total bonds and preferred stocks         $  403,072     $  10,945       $  7,139        $  406,878
                                         =========================================================

                                           COST OR           GROSS          GROSS
                                          AMORTIZED        UNREALIZED     UNREALIZED
                                             COST             GAINS         LOSSES         FAIR VALUE
                                         ------------------------------------------------------------
                                                                 (IN THOUSANDS)
At December 31, 2001:
  Mortgage-backed securities             $   99,506        $  1,221       $   7,369        $   93,358
  Corporate securities                      216,723           4,160          12,593           208,290
  Asset-backed securities                    30,674             850             597            30,927
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                  7,005             316              30             7,291
  Foreign governments                         4,491              27               -             4,518
  States and political subdivisions           8,104               -               1             8,103
                                         ------------------------------------------------------------
Total bonds                                 366,503           6,574          20,590           352,487
Preferred stocks                              9,740              31           1,417             8,354
                                         ------------------------------------------------------------
Total bonds and preferred stocks         $  376,243        $  6,605       $  22,007        $  360,841
                                         ============================================================


Fair values are based on published quotations of the Securities Valuation Office ("SVO") of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 2002 and 2001, the fair value of investments in bonds includes $229.3 million and $236.0 million, respectively, of bonds that were valued at amortized cost.

The amortized cost of bonds at December 31, 2002 and 2001 has been reduced by adjustments of $2,132 and $8,770 to derive the carrying amount of bonds in the balance sheets, $395.4 million and $366.5 million, respectively.

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 2002, by contractual maturity, is as follows:

                                       COST OR
                                      AMORTIZED
                                         COST         FAIR VALUE
                                     ---------------------------
                                            (IN THOUSANDS)
Years to maturity:
   One or less                       $   14,158       $   14,083
   After one through five                46,613           48,636
   After five through ten                55,161           56,817
   After ten                            112,694          112,638
   Asset-backed securities               28,437           28,437
   Mortgage-backed securities           138,379          138,379
                                     ---------------------------
Total                                $  395,442       $  398,990
                                     ===========================


The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2002 and 2001 were $166.4 million and $178.3 million; gross gains of $2.2 million and $535,042, and gross losses of $464,151 and $1.1 million were realized on those sales, respectively.

At December 31, 2002 and 2001, bonds with an admitted asset value of $1,237,223 and $1,236,089 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2002 and 2001, the Company held unrated or less-than-investment grade bonds of $45.8 million and $29.4 million, respectively, with an aggregate fair value of $41.4 million and $24.3 million, respectively. Those holdings amounted to less than 12% and 8% of the Company's investments in bonds at December 31, 2002 and 2001, respectively, and less than 3% and 2% of the Company's total admitted assets at December 31, 2002 and 2001, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2002, the Company held no mortgages with interest more than 180 days past due. During 2002, excluding interest rates on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:

                                           YEAR ENDED DECEMBER 31,
                                            2002            2001
                                         --------------------------
                                                (IN THOUSANDS)
Income:
   Bonds                                 $  25,093        $  24,130
   Preferred stocks                            668              796
   Mortgage loans                              106              118
   Policy loans                              2,657            2,493
   Cash and short-term investments           2,045            3,321
   Other                                       272              283
                                         --------------------------
Total investment income                     30,841           31,141

Investment expenses                           (927)            (684)
                                         --------------------------
Net investment income                    $  29,914        $  30,457
                                         ==========================

There had been no due and accrued investment income excluded from surplus.

Realized capital gains and losses are reported net of federal income tax and amounts transferred to the IMR are as follows:

                                          YEAR ENDED DECEMBER 31,
                                            2002           2001
                                         ------------------------
                                              (IN THOUSANDS)
   Net realized capital losses           $  (3,248)       $  (612)
   Less amount transferred to IMR            1,703           (772)
                                         ------------------------
   Net realized capital gains (losses)   $  (4,951)       $   160
                                         ========================

Realized capital losses include $4.9 million in 2002 and none in 2001 related to securities that have experienced an other-than-temporary decline in value.

E. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                             DECEMBER 31, 2002                    DECEMBER 31, 2001
                                       ------------------------------      -------------------------------
                                          CARRYING          FAIR             CARRYING            FAIR
                                           AMOUNT           VALUE             AMOUNT             VALUE
                                       ------------------------------      -------------------------------
                                                                 (IN THOUSANDS)
Assets:
   Bonds                               $     395,440    $     394,671      $     366,495     $     360,463
   Preferred stocks                            7,630            7,888              9,740             8,354
   Mortgage loans                              1,243            1,243              1,342             1,342
   Policy loans                               34,691           34,691             32,636            32,636
   Cash and short-term investments            47,618           47,618             69,340            69,340
  Separate account assets                  1,535,215        1,535,215          1,061,620         1,061,620

Liabilities:
   Life and annuity reserves for
     investment-type contracts         $     346,771    $     354,402      $     376,686     $     376,820
   Separate accounts annuity

     reserves                              1,456,579        1,462,415          1,025,984         1,025,011


F. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                                      YEAR ENDED DECEMBER 31,
                                                                      2002             2001
                                                                   ---------------------------
                                                                           (IN THOUSANDS)
Direct premiums and amounts assessed against policyholders         $  520,223       $  337,828
Reinsurance assumed                                                     8,608            8,565
Reinsurance ceded                                                        (900)            (925)
                                                                   ---------------------------
Net premiums, annuity considerations and deposit-type funds        $  527,931       $  345,468
                                                                   ===========================

In 2002 and 2001, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2002 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2002 if all reinsurance ceded agreements were cancelled is $1,291,587.

G. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

As of December 31, 2002, the Company has an operating loss carryforwards of $28,646,431 that will expire in years 2021 through 2023.

The components of the carryover for the Company are as follows:

                                   CARRYOVER        EXPIRATION DATES
                                  ------------      ----------------
Capital loss carryover            $  5,953,755         2004 - 2007

The components of the net deferred tax asset/(liability) at December 31, 2002 are as follows (in thousands):

Gross deferred tax assets                                        $  28,953
Gross deferred tax liabilities                                       6,604
Deferred tax assets non-admitted                                    15,885
Increase (decrease) in deferred tax assets non-admitted             15,885

Current income taxes incurred consists of the following major components:

                                                      YEAR ENDED DECEMBER 31,
                                                      2002              2001
                                                   -----------------------------
                                                           (IN THOUSANDS)
Current year income tax (benefit)                  $      (6,507)        $     -
Prior year over-accrual of tax reserves                     (526)              -
                                                   -----------------------------
Federal income tax (benefit) incurred                     (7,033)              -

Deferred adjustments to NOL carryover                      7,033               -
                                                   -----------------------------
Current federal income tax incurred                $           -         $     -
                                                   =============================

The main components of the 2002 deferred tax amounts are as follows (in thousands):


Gross Deferred Tax Assets ("DTAs"):
Reserves                                            $          39
Bonds/Stocks                                               13,844
DAC                                                         3,825
Capital loss carryover                                        852
Section 197 intangible                                        367
Net operating loss carryover                               10,026
                                                    -------------
Total Deferred Tax Assets                           $      28,953
                                                    =============
Deferred Tax Assets non-admitted                    $      15,885
                                                    =============
Gross Deferred Tax Liabilities ("DTLs"):
Stocks /bonds deferred future gains                 $       6,604
                                                    -------------
Total Deferred Tax Liabilities                      $       6,604
                                                    =============

Changes in DTAs and DTLs for the year ended December 31, 2002 are as follows:

                                2002             2001          CHANGE
                             ------------------------------------------
DTAs                         $  28,953         $     -        $  28,953
                             ==========================================
DTAs non-admitted            $  15,885         $     -        $  15,885
                             ==========================================
DTLs                         $   6,604         $     -        $   6,604
                             ==========================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                          YEAR END DECEMBER 31,
                                                                          2002             2001
                                                                       --------------------------
                                                                              (IN THOUSANDS)
Federal income tax expense (benefit) computed at statutory rate        $  (8,171)       $   1,488
Amortization of value of insurance in force                                 (490)            (490)
Adjustment to statutory reserves for tax purposes                          4,224              953
Tax on separate account income                                            (5,663)          (4,279)
Book capital losses in excess of tax                                       2,461                -
Bond discount accrual                                                       (552)            (650)
Deferred acquisition costs recorded for tax purposes                       1,295              575
Amortization of interest maintenance reserve                                  67              (34)
Other                                                                       (204)            (462)
                                                                       --------------------------
Federal income tax benefit                                                (7,033)          (2,899)

Deferred adjustments to NOL carryover                                      7,033                -
                                                                       --------------------------
Current federal income tax                                             $       -        $  (2,899)
                                                                       ==========================

The Company made no tax payments during 2002 or 2001.

H. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. Within the limitations stated above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders.

At December 31, 2002, the portion of unassigned deficit represented or reduced by each item below is as follows:

                                          AMOUNT
                                      --------------
                                      (IN THOUSANDS)
Unrealized gains and losses             $       (2)
Non-admitted asset values                  (25,175)
Separate account businesses                (24,558)
Asset valuation reserves                   (17,564)
Provision for reinsurance                        -

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002 and 2001, the Company meets the RBC requirements.

I. RELATED PARTY TRANSACTIONS

During 2002, the Company received $55.3 million in capital contributions from Integrity. The capital contributions were in the form of bonds having an amortized value of $25.3 million and a market value at the date of transfer of approximately $25.9 million and $30.0 million in cash. The Company received no capital contributions during 2001. The Company paid no dividends during 2002 or 2001.

W&S performs certain administrative and special services for Integrity and the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. In addition, the Company's parent, Integrity, provides certain business support services. These services include policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2002 and 2001, the Company paid $9.9 million and $8.5 million respectively, to Integrity related to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2002, the Company had amounts of $4.3 million and $0.1 million due to Integrity and W&S, respectively. At December 31, 2001, the Company had amounts due to

Integrity of $2.4 million. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2002.

J. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2002 and 2001, the Company accrued an estimated liability of $0.4 million and $0.3 million, respectively, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

K. ANNUITY RESERVES

At December 31, 2002, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                       AMOUNT          PERCENT
                                                                   ----------------------------
                                                                   (IN THOUSANDS)
Subject of discretionary withdrawal (with adjustment):
   With market value adjustment                                    $   1,091,001          60.5%
   At book value less surrender charge of 5% or more                      74,914           4.2%
   At market value                                                       367,578          20.4%
                                                                   ----------------------------
Total with adjustment or at market value                               1,533,493          85.1%
  Subject to discretionary withdrawal (without adjustment)
   at book value less surrender charge of 5% or more                     198,394          11.0%
Not subject to discretionary withdrawal                                   70,865           3.9%
                                                                   ----------------------------
Total annuity reserves and deposit fund liabilities (before            1,802,752         100.0%
  reinsurance)                                                                       =========
Less reinsurance ceded                                                         -
                                                                   -------------
Net annuity reserves and deposit fund liabilities                  $   1,802,752
                                                                   =============

L. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities.

The Company's nonguaranteed separate accounts include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2002 is as follows:

                                                       SEPARATE ACCOUNTS WITH
                                                             GUARANTEES
                                                    ----------------------------
                                                    NONINDEXED        NONINDEXED
                                                    GUARANTEED        GUARANTEED       NONGUARANTEED
                                                    LESS THAN /       MORE THAN           SEPARATE
                                                    EQUAL TO 4%           4%              ACCOUNTS               TOTAL
                                                    ----------------------------------------------------------------------
                                                                               (IN THOUSANDS)
Premiums, deposits and other considerations         $   58,576        $  351,963         $   32,467          $     443,006
                                                    ======================================================================
Reserves for separate accounts with assets
  at fair value                                     $  140,099        $  950,902         $  367,578          $   1,458,579
                                                    ======================================================================
Reserves for separate accounts by withdrawal
  characteristics:
    Subject to discretionary withdrawal (with
      adjustment):
        With market value adjustment                $  140,099        $  950,902         $        -          $   1,091,001
        At market value                                                                     367,578                367,578
                                                    ----------------------------------------------------------------------
    Total with adjustment or at market value           140,099           950,902            367,578              1,458,579
                                                    ----------------------------------------------------------------------
Total separate accounts reserves                    $  140,099        $  950,902         $  367,578          $   1,458,579
                                                    ======================================================================

Amounts transferred to and from the separate accounts as reported in the Summary of Operations of the Separate Accounts for the year ended December 31, 2002 are as follows:

                                              SEPARATE ACCOUNTS WITH
                                                    GUARANTEES
                                          -------------------------------
                                           NONINDEXED         NONINDEXED
                                           GUARANTEED         GUARANTEED       NONGUARANTEED
                                           LESS THAN /        MORE THAN          SEPARATE
                                           EQUAL TO 4%            4%             ACCOUNTS             TOTAL
                                           -------------------------------------------------------------------
                                                                     (IN THOUSANDS)
Transfers to Separate Accounts             $      58,576    $     352,000     $      32,572      $     443,148
Transfers from Separate Accounts                 (64,460)          22,509            58,942             16,991
                                           -------------------------------------------------------------------
Net transfers to (from) Separate           $     123,036    $     322,491     $     (26,370)     $     419,157
  Accounts                                 ===================================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2002 is presented below:

                                                                                       2002
                                                                                 --------------
                                                                                 (IN THOUSANDS)
Transfers as reported in the Summary of Operations of the Separate Accounts
   Statement:
     Transfers to separate accounts                                              $     443,148
     Transfers from separate accounts                                                  (16,991)
                                                                                 -------------
Net transfers to separate accounts                                                     426,157
Reconciling adjustments:
   Policy deductions and other expenses reported as other revenues                          77
   Other changes in surplus in separate account statement                              (16,898)
                                                                                 -------------
                                                                                 $     409,336
Transfers as reported in the Summary of Operations
                                                                                 =============

M. OTHER ITEMS

SUBSEQUENT EVENTS (UNAUDITED)

On March 27, 2003, the Company received a $25.0 million capital contribution from Integrity.

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Section 1 - Condensed Financial Information for the Portfolios

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            NATIONAL INTEGRITY SEPARATE ACCOUNT I:

            Report of Independent Auditors
            Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the Year Ended December 31, 2002 Statements to Changes on Net Assets for the Years Ended December 31,
                  2002 and 2001
            Notes to Financial Statements

            NATIONAL INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Auditors
            Balance Sheets (Statutory Basis) as of December 31, 2002 and 2001 Statements of Income (Statutory Basis) for the Years Ended
                  December 31, 2002 and 2001
            Statements of Changes in Capital and Surplus (Statutory Basis) for
                  the Years Ended December 31, 2002 and 2001
            Statements of Cash Flows (Statutory Basis) for the Years Ended
                  December 31, 2002 and 2001
            Notes to Financial Statements (Statutory Basis)

(b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (NATIONAL INTEGRITY) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8905), filed on September 19, 1986.

            2.      Not applicable.

            3.(a) Form of Selling/General Agent Agreement among National Integrity, Integrity Financial Services, Inc. ("IFS") (the previous principal underwriter) and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905) filed on March 2, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. ("Touchstone Securities"). Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658) filed on April 28, 2000.

            4.(a) Form of trust agreement. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-51126), filed on August 20, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(d) Form of riders to certificate for qualified plans. Incorporated by reference from amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51122), filed on November 10, 1992.

            5. Form of application. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            6.(a) Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            6.(b) By-Laws of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            7. Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995 (filed herewith). Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on April 28, 1995.

            8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

            8.(d) Form of Participation Agreement Among Variable Insurance Products Fund III, FDC and National Integrity, incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658) filed on May 6, 1998.

            8.(e). Form of Participation Agreement among The Legends Funds, Inc. (formerly known as the Integrity Series, Fund, Inc.) Touchstone Securities, Inc. (successor in interest to Integrity Financial Service, Inc.) and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (file No. 33-51268) filed August 24, 1992.

            8.(f). Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement on Form N-4 registration statement (File No. 33-44892) filed November 13, 2000.

            8.(g) Form of Participation Agreement among Van Kampen funds, Inc. Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement filed on Form N-4 (File No. 33-44892) filed November 13, 2000.

            8.(h) Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement filed on Form N-4 (File No. 333-44892) filed May 1, 2001.

            8.(I) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and National Integrity Life Insurance Company incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-56658) filed December 30, 2002..

            9.      Opinion and Consent of G. Stephen Wastek.

            10.     Consent of Ernst & Young LLP.

            11.     Not applicable.

            12.     Not applicable.

            13. Schedule for computation of performance quotations. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director

Dennis L. Carr(1)                                       Director, Executive Vice President and Chief Actuary

Daniel J. Downing                                       Director
15 Matthews Street, Goshen, New York 10924

Dale Patrick Hennie                                     Director
990 Hickoryview Dr., Cincinnati, OH 45233

Eric C. Fast                                            Director
100 First Stamford Place
Stamford, Connecticut 06092

John R. Lindholm(1)                                     Director, President & CEO

Cameron F. MacRae                                       Director
125 W. 55th Street, New York, New York 10019

Newton Phelps Stokes Merril                             Director
One Wall St., New York, NY 10286

Robert L. Walker(2)                                     Director

William J. Williams(2)                                  Director

Donald J. Wuebbling(2)                                  Director

Edward J. Babbitt                                       Director

Geroge R. Bunn Jr.                                      Director

OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
William J. Williams(2)                                  Chairman of the Board

John F. Barrett(2)                                      Vice Chairman of the Board

John R. Lindholm(1)                                     Director and President

Dennis L. Carr(1)                                       Executive Vice President & Chief Actuary

James G. Kaiser                                         Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

Don W. Cummings(1)                                      Senior Vice President & Chief Financial Officer

William F. Ledwin(1)                                    Senior Vice President & Chief Investment Officer

William H. Guth(1)                                      Senior Vice President

Edward J. Haines(1)                                     Senior Vice President

Kevin L. Howard(1)                                      Senior Vice President

Jill R. Keinsley(1)                                     Senior Vice President

Kenneth A. Palmer                                       Senior Vice President, Producer & Client Services

John P. Ciprio(2)                                       Vice President

Daniel  J. Downing                                      Vice President
15 Matthews St., Suite 200, Goshen, New York, 10924

Laurel Durham(1)                                        Vice President, National Sales

David G. Ennis(2)                                       Vice President, Auditor

Phillip E. King(1)                                      Vice President

Paul M. Kruth(1)                                        Vice President

Mark W. Murphy(1)                                       Vice President

Richard K. Taulbee(2)                                   Vice President, Taxes

James J. Vance(2)                                       Vice President & Treasurer

M. Lisa Cooper(1)                                       Product Compliance Officer

David L. DiMartino(1)                                   Managing Actuary

Michael W. Collier(1)                                   Director of New Business

Steve Eggenspillar(1)                                   Director, Agent Licensing & Commissions

Joseph F. Vap(1)                                        Director, Financial Operations

Edward J. Babbitt(2)                                    Secretary

Meredith Hettinger(1)                                   Assistant Secretary

Robert F. Morand(2)                                     Assistant Secretary

Lee Ann Risner(1)                                       Assistant Secretary

G. Stephen Wastek(1)                                    Assistant Secretary

Jeffery D. Meek(2)                                      Assistant Treasurer

Heather G. Napier(2)                                    Assistant Treasurer

Elaine M. Reuss(2)                                      Assistant Treasurer

Timothy D. Speed(2)                                     Assistant Treasurer

(1)  Principal Business Address: 515 West Market Street, Louisville, Kentucky
     40202
(2)  Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

        Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation;
                100% owned by WSLIC

                Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by
                        WSLAC; ownership and operation of real estate.

                IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100%
                        owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                        IFS Systems, Inc.; Delaware corporation; 100% owned by
                                IFS; development, marketing and support of software systems.

                        IFS Insurance Agency, Inc.; Ohio corporation; 99% owned
                                by IFS, 1% owned by William F. Ledwin; general insurance agency.

                        Touchstone Securities, Inc.; Nebraska corporation; 100%
                                owned by IFS; securities broker-dealer.

                        Touchstone Advisors, Inc.; Ohio corporation; 100% owned
                                by IFS; registered investment adviser.

                        IFS Agency Services, Inc.; Pennsylvania corporation;
                                100% owned by IFS; general insurance agency.

                        IFS Agency, Inc.; Texas corporation; 100% owned by an
                                individual; general insurance agency.

                        IFS General Agency, Inc.; Pennsylvania corporation;
                                100% owned by William F. Ledwin;

                        Ft. Washington Brokerage Services, Inc.; Ohio
                                corporation; 100% owned by IFS Financial
                                Services, Inc.; registered investment advisor and broker dealer.

                        IFS Fund Distributors, Inc.; Ohio corporation; 100%
                                owned by IFS Financial Services, Inc.;
                                registered broker dealer

                        Integrated Fund Services, Inc.; Ohio corporation; 100%
                                owned by IFS Financial Services, Inc; registered transfer agent.

        Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

                National Integrity Life Insurance Company; New York corporation;
                        100% owned by Integrity Life Insurance Company.

        Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
                ownership and operation of real estate.

        Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
                ownership and operation of real
                estate.

        WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

        Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

                Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

        Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
                insurance.

                Colmain Properties, Inc.; Ohio corporation; 100% owned by
                        Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

                        Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                                Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

                CAI Holding Company, Inc.; Ohio corporation; 100% owned by
                        Columbus Life Insurance Company; holding company.

                        Capital Analysts Incorporated; Delaware corporation;
                                100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

                        Capital Analysts Agency, Inc.; Ohio corporation; 99%
                                owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

                        Capital Analysts Agency, Inc.; Texas corporation; 100%
                                owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                        Capital Analysts Insurance Agency, Inc.; Massachusetts
                                corporation; 100% owned by Capital Analysts
                                Incorporated; general insurance agency.

                CLIC Company I; Delaware corporation; 100% owned by Columbus
                        Life Insurance Company; holding company.

                CLIC Company II; Delaware corporation; 100% owned by Columbus
                        Life Insurance Company; holding company.

        Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC;
                ownership, development and management of real estate.

                Seasons Management Company; Ohio corporation; 100 % owned by
                        Eagle Properties, Inc.; management of real estate.

        Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

        WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

        Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
                ownership and operation of real estate.

        AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

        Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

        Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

      W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual;
                general insurance agency.

ITEM 27.    NUMBER OF CONTRACT OWNERS

            As of August 15, 2003 there were 5791 contract owners of Separate Account I of National Integrity.

ITEM 28.    INDEMNIFICATION

BY-LAWS OF TOUCHSTONE SECURITIES, INC. The By-Laws of Interactive Financial Solutions, now called Touchstone Securities provide, in Article IV, as follows:

            INDEMNIFICATION, GENERALLY. To the extent permitted by the law of the State of Ohio and subject to all applicable requirements thereof:

            Section 1. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company shall be indemnified by the Company;

            Section 4. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company and not covered by
            Section 1, may be indemnified upon approval of

                       (a) a majority voted of a quorum consisting of disinterested directors, or
                       (b)  independent legal counsel, or
                       (c)  by the members, or
                       (d) by the Court of Common Please of Hamilton County, Ohio or the court where such action was brought.

            Section 5. The related expenses of any such person in any other of said categories may be advanced by the Company.

ITEM 29.    PRINCIPAL UNDERWRITERS

            (a) Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under National Integrity Life Insurance Company's Separate Accounts II and VUL; Integrity Life Insurance Company's Separate Accounts I, II, VUL and Ten; contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II, and VUL.

            (b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities, are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------        -----------------------------------------------
James N. Clark(1)                          Director

Jill T. McGruder(3)                        Director, Chief Executive Officer and President

Edward S. Heenan(1)                        Director and Controller

William F. Ledwin(1)                       Director

Donald J. Wuebbling(1)                     Director

OFFICERS:

Jill T McGruder(3)                         President and CEO

Richard K. Taulbee(1)                      Vice President

Robert F. Morand(1)                        Secretary

Patricia Wilson(1)                         Chief Compliance Officer

Edward S. Heenan(1)                        Controller

James J. Vance(1)                          Vice President and Treasurer

Robert F. Morand(1)                        Secretary

Terrie A. Wiedenheft(3)                    Chief Financial Officer

Don W. Cummings(2)                         Vice President

Elaine M. Reuss(1)                         Assistant Treasurer

Jospeh Vap(2)                              Assistant Treasurer

David L. Anders(2)                         Assistant Vice President

Laurel S. Durham(2)                        Assistant Vice President

Lisa C. Heffley(2)                         Assistant Vice President

Patricia L. Tackett(2)                     Assistant Vice President

Mark Murphy(2)                             Assistant Vice President

(1)  Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2)  Principal Business Address: 515 W. Market St. Louisville, Kentucky 40241
(3)  Principal Business Address: 221 East Fourth St., Cincinnati, Ohio, 45202

(c)  Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

            The Registrant hereby undertakes:

            (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on the 22nd day of August, 2003.

                              SEPARATE ACCOUNT I OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO


                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 22nd day of August, 2003.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President & CEO
                              Date:  8/22/2003


PRINCIPAL FINANCIAL OFFICER:  /s/ Don W. Cummings
                              Don W. Cummings, Senior Vice President and
                              Chief Financial Officer
                              Date:  8/22/2003


PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              Joseph F. Vap, Director, Financial Operations
                              Date:  8/22/2003

DIRECTORS:

/s/ John F. Barrett
John F. Barrett                              Cameron F. MacRae
Date: 8/22/2003                              Date:

/s/ Dennis L. Carr
Dennis L. Carr                               Newton Phelps Stokes Merrill
Date: 8/22/2003                              Date:

                                             /s/ Robert L. Walker
Daniel J. Downing                            Robert L. Walker
Date:                                        Date: 8/22/2003

                                             /s/ William J. Williams
Eric C. Fast                                 William J. Williams
Date:                                        Date: 8/22/2003

                                             /s/ Donald J. Wuebbling
Dale Patrick Hennie                          Donald J, Wuebbling
Date:                                        Date: 8/22/2003

/s/ John R. Lindholm                         /s/ Edward J. Babbitt
John R. Lindholm                             Edward J. Babbitt
Date: 8/22/2003                              Date: 8/22/2003


George R. Bunn Jr.
Date:

                                  EXHIBIT INDEX

EXHIBIT NUMBER

9.          Opinion and Consent of G. Stephen Wastek

10.         Auditors Consent